     As filed with the Securities and Exchange Commission on May 1, 2000.

                                                      Registration No. 333-67003
                                                               File No. 811-9044
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                       POST-EFFECTIVE AMENDMENT NO. 2 TO

                                    FORM S-6

               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                         -----------------------------

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
                             (Exact name of trust)

                        NATIONAL LIFE INSURANCE COMPANY
                              (Name of depositor)
                            One National Life Drive
                           Montpelier, Vermont  05604
         (Complete address of depositor's principal executive offices)

                         -----------------------------

                               D. Russell Morgan
                                    Counsel
                        National Life Insurance Company
                            One National Life Drive
                           Montpelier, Vermont  05604
                (name and complete address of agent for service)

                         -----------------------------

                                    Copy to:
                             Stephen E. Roth, Esq.
                        Sutherland Asbill & Brennan, LLP
                          1275 Pennsylvania Avenue, NW
                           Washington, DC  20004-2404
                         -----------------------------


        It is proposed that this filing will become effective:


  X     on May 1, 2000 pursuant to paragraph (b) of Rule 485
----


        60 days after filing pursuant to pargraph (a) of Rule 485
----

        on May 1, 1999 pursuant to paragraph (a) of Rule 485
----

                      ------------------------------

                                            SENTINEL BENEFIT PROVIDER
                                      A Variable Universal Life Insurance Policy
                                                   Intended Primarily
                                              for the Corporate Market

                                                       PROSPECTUS

                                                   Dated May 1, 2000


[GRAPHIC]

--------------------------------------------------------------------------------
National Life Insurance Company - Home Office: National Life Drive, Montpelier,
        Vermont 05604 - 1-800-536-5934  National Variable Life Insurance Account
--------------------------------------------------------------------------------

This Prospectus describes the Sentinel Benefit Provider Policy, a flexible premium variable universal life insurance policy offered by National Life Insurance Company. The policy has an insurance component and an investment component. Owners of policies can make premium payments at various times and in various amounts. You can also allocate premiums among a number of funds with different investment objectives and you can increase or decrease the death benefit payable under your policy. You may also choose between two death benefit compliance tests at the time your policy is issued.
We make certain deductions from premium payments. Then these premium payments go to the National Variable Life Insurance Account, a separate account of National Life. This separate account currently has twenty-three subaccounts, each of which buys shares of specific fund portfolios. The available funds are shown below.



-----------------------------------------------------------------------------------------------------------------------------
                                                                             AMERICAN CENTURY VARIABLE     GOLDMAN SACHS
  MARKET STREET FUND, INC.                ALGER AMERICAN FUND                 PORTFOLIOS, INC.             VARIABLE INSURANCE
                                                                                                           TRUST
-----------------------------------------------------------------------------------------------------------------------------
- AGGRESSIVE GROWTH PORTFOLIO*           - GROWTH PORTFOLIO                  - VP INCOME & GROWTH          - CORE SMALL CAP
                                                                             PORTFOLIO                     EQUITY
- BOND PORTFOLIO*                        - SMALL CAPITALIZATION PORTFOLIO    - VP VALUE PORTFOLIO          - GLOBAL INCOME
- GROWTH PORTFOLIO*                                                                                        - INTERNATIONAL EQUITY
- INTERNATIONAL PORTFOLIO+                                                                                 - MID CAP Value
- MANAGED PORTFOLIO*
- MONEY MARKET PORTFOLIO*
- SENTINEL GROWTH PORTFOLIO*

*Managed by Sentinel Advisors Company    Managed by Fred Alger               Managed by American Century   Managed by Goldman Sachs
+Managed by Provident Mutual             Management, Inc.                    Investment Management, Inc.   Asset Management &
Investment Management Company                                                                              Goldman Sachs Asset
                                                                                                           Management International

------------------------------------------------------------------------------------------------------------------------------------
                                         NEUBERGER BERMAN                    Strong Variable Insurance      Deutsche Asset
J.P. MORGAN SERIES TRUST II              ADVISERS MANAGEMENT TRUST           Funds, Inc.                    Management VIT Funds
------------------------------------------------------------------------------------------------------------------------------------
- INTERNATIONAL OPPORTUNITIES            - PARTNERS PORTFOLIO                - Mid Cap Growth Fund II      -Equity 500 Index Fund
PORTFOLIO                                                                                                  -Small Cap Index Fund
- SMALL COMPANY PORTFOLIO                                                    Strong Opportunity Fund II    -EAFE(R) Equity Index
                                                                             ------ ----------- ---- --     Fund

Managed by J. P. Morgan Investment       Managed by Neuberger & Berman       Managed by Strong Capital     Managed by Bankers Trust
Management, Inc.                         Management, Inc.                    Management, Inc.              Company
------------------------------------------------------------------------------------------------------------------------------------

We are currently planning to substitute new fund options for all seven of the Market Street Fund, Inc. portfolios and all four of the Goldman Sachs Variable Insurance Trust portfolios during 2000. Please see page __ of this Prospectus for more information.


The value in each subaccount will depend upon the investment results of the funds you select. You bear the entire investment risk for all amounts allocated to the various funds; there is no guaranteed minimum value for any of the funds, and the value of your policy may be more or less than premiums paid.

You must receive, with this prospectus, current prospectuses for all of the fund choices. They describe the investment objectives and the risks of the funds.

The value of your policy will also reflects our charges which include cost of insurance charges, the policy administration charge, the mortality and expense risk charge, the separate account administration charge, and certain other charges. During the first five years your policy will remain in force if specified premiums are paid on time, or if the policy has enough value to pay the monthly charges as they become due. After the fifth year, the Policy will remain in force only so long as it has enough value to pay the monthly charges as they become due.

We recommend that you read this prospectus carefully. It may also be useful to keep it to refer to later.


It may not be advantageous to purchase this policy as a replacement for another type of life insurance or as a means to obtain additional insurance protection if you already own another variable universal life insurance policy.


The securities and exchange commission has not approved or disapproved the policy or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


                                                                                                                    PAGE

Summary Description of the Policy...................................................................................
            The Policy Offered......................................................................................
            The Separate Account....................................................................................
            Availability of Policy..................................................................................
            The Death Benefit.......................................................................................
            Flexibility to Adjust Amount of Death Benefit...........................................................
            Account Value...........................................................................................
            Allocation of Net Premiums..............................................................................
            Transfers...............................................................................................
            Free-Look Privilege.....................................................................................
            Charges Assessed in Connection with the Policy..........................................................
                        Summary of Policy Expenses..................................................................
                        Premium Loads...............................................................................
                        Monthly Deductions..........................................................................
                        Daily Charges Against the Separate Account..................................................
                        Transfer Charge.............................................................................
                        Other Charges...............................................................................
                        Allocation of Charges to the Subaccounts....................................................
            Policy Lapse and Reinstatement..........................................................................
            Loan Privilege..........................................................................................
            Withdrawal of Net Account Value.........................................................................
            Surrender of the Policy.................................................................................
            Available Automated Fund Management Features............................................................

National Life Insurance Company, The Separate Account, and The Funds................................................
            National Life Insurance Company.........................................................................
            The Separate Account....................................................................................
            The Market Street Fund..................................................................................
                        The Growth Portfolio........................................................................
                        The Sentinel Growth Portfolio...............................................................
                        The Aggressive Growth Portfolio.............................................................
                        The Bond Portfolio..........................................................................
                        The Managed Portfolio.......................................................................
                        The International Portfolio.................................................................
                        The Money Market Portfolio..................................................................

                                                                                                                    PAGE
            Alger American Fund.....................................................................................
                        Alger American Small Capitalization Portfolio...............................................
                        Alger American Growth Portfolio.............................................................
            American Century Variable Portfolios, Inc...............................................................
                        VP Value Portfolio..........................................................................
                        VP Income & Growth Portfolio................................................................
            Goldman Sachs Variable Insurance Trust..................................................................
                        International Equity........................................................................
                        Global Income...............................................................................
                        CORE Small Cap Equity.......................................................................
                        Mid Cap Value ..............................................................................
            J.P. Morgan Series Trust II.............................................................................
                        International Opportunities Portfolio.......................................................
                        Small Company Portfolio.....................................................................
            Neuberger Berman Advisers Management Trust..............................................................
                        Partners Portfolio..........................................................................
            Strong Variable Insurance Funds, Inc. and Strong Opportunity Fund, Inc..................................
                        Mid Cap Growth Fund II......................................................................
                        Strong Opportunity Fund II..................................................................
            Deutsche Asset Management VIT Funds.....................................................................
                        Equity 500 Index Fund.......................................................................
                        Small Cap Index Fund........................................................................
                        EAFE Equity Index Fund......................................................................
            Planned Substitution....................................................................................
            Additional Funds to be Offered in the Future............................................................
            Resolving Material Conflicts............................................................................
            Detailed Description of Policy Provisions...............................................................
            Death Benefit...........................................................................................
                        General.....................................................................................
                        Federal Income Tax Law Compliance Test Options..............................................
                        Death Benefit Options.......................................................................
                        Option A....................................................................................
                        Option B....................................................................................
                        Change in Death Benefit Option..............................................................
                        How the Death Benefit May Vary..............................................................
            Ability to Adjust Face Amount...........................................................................
                        Increase....................................................................................
                        Decrease....................................................................................
            How the Duration of the Policy May Vary.................................................................
            Account Value...........................................................................................
                        Determination of Number of Units for the Separate Account...................................
                        Determination of Unit Value.................................................................
                        Net Investment Factor.......................................................................
                        Calculation of Account Value................................................................
            Payment and Allocation of Premiums......................................................................
                        Issuance of a Policy........................................................................
                        Amount and Timing of Premiums...............................................................
                        Premium Limitations.........................................................................
                        Allocation of Net Premiums..................................................................
                        Transfers...................................................................................
                        Policy Lapse................................................................................
                        Reinstatement...............................................................................

                                                                                                                    PAGE

Charges and Deductions..............................................................................................
            Premium Loads...........................................................................................
            Monthly Deductions......................................................................................
                        Cost of Insurance Charge....................................................................
                        Cost of Insurance Rate......................................................................
                        Rate Class..................................................................................
                        Term Rider Charge...........................................................................
                        Policy Administration Charge................................................................
                        Underwriting Charge.........................................................................
            Mortality and Expense Risk Charge.......................................................................
            Separate Account Administration Charge..................................................................
            Transfer Charge.........................................................................................
            Other Charges...........................................................................................
            Possible Charge for National Life's Taxes...............................................................
Policy Rights and Privileges........................................................................................
            Loan Privileges.........................................................................................
                        General.....................................................................................
                        Interest Rate Charged.......................................................................
                        Allocation of Loans and Collateral..........................................................
                        Interest Credited to Amounts Held as Collateral.............................................
                        Effect of Policy Loan.......................................................................
                        Loan Repayments.............................................................................
                        Lapse With Loans Outstanding................................................................
                        Tax Considerations..........................................................................
            Surrender Privilege.....................................................................................
            Withdrawal of Net Account Value.........................................................................
                        Option A....................................................................................
                        Option B....................................................................................
            Free-Look Privilege.....................................................................................
            Transfer Right for Change in Investment Policy..........................................................
            Available Automated Fund Management Features............................................................


                                                                                                                    PAGE

Other Policy Provisions.............................................................................................
                        Indefinite Policy Duration..................................................................
                        Payment of Policy Benefits..................................................................
                        The Policy..................................................................................
                        Split Dollar Arrangements...................................................................
                        Assignments.................................................................................
                        Misstatement of Age and Sex.................................................................
                        Suicide.....................................................................................
                        Incontestability............................................................................
                        Dividends...................................................................................
                        Correspondence..............................................................................
                        Settlement Options..........................................................................
                        Payment of Interest Only....................................................................
                        Payments for a Stated Time..................................................................
                        Payments for Life...........................................................................
                        Payments of a Stated Amount.................................................................
                        Life Annuity................................................................................
                        Joint and Two Thirds Annuity................................................................
                        50% Survivor Annuity........................................................................

Supplemental Term Insurance Rider...................................................................................
Federal Income Tax Considerations...................................................................................
            Introduction............................................................................................
            Tax Status of the Policy................................................................................
            Tax Treatment of Policy Benefits........................................................................
                        In General..................................................................................
                        Modified Endowment Contracts................................................................
                        Distributions Other Than Death Benefits from Modified Endowment Contracts...................
                        Distributions Other Than Death Benefits from Policies that are not
                           Modified Endowment Contracts.............................................................
                        Investment in the Policy....................................................................
                        Policy Loan Interest........................................................................
                        Multiple Policies...........................................................................
                        Business Uses of the Policy.................................................................
                        Continuation Beyond Age 100.................................................................
            Special Rules for Employee Benefit Plans................................................................
                        Possible Tax Law Changes....................................................................
                        Possible Changes for National Life's Taxes..................................................

Legal Developments Regarding Unisex Actuarial Tables................................................................
Voting Rights.......................................................................................................
Changes in Applicable Law, Funding and Otherwise....................................................................
Officers and Directors of National Life.............................................................................
Distribution of Policies............................................................................................


                                                                                                                    PAGE

Policy Reports          ............................................................................................
Third Party Administrator...........................................................................................
State Regulation....................................................................................................
Experts.............................................................................................................
Legal Matters.......................................................................................................
Financial Statements................................................................................................
Glossary............................................................................................................
Appendix A-Illustration of Death Benefits, Account Values and
            Net Cash Surrender Values...............................................................................A-1

Financial Statements................................................................................................F-1



THE POLICY MAY NOT BE AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER THE POLICY IN ANY STATE IN WHICH WE MAY NOT LEGALLY OFFER THE POLICY. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

THE PRIMARY PURPOSE OF THIS VARIABLE LIFE INSURANCE POLICY IS TO PROVIDE INSURANCE PROTECTION. WE DO NOT CLAIM THAT THE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO AN INVESTMENT IN A MUTUAL FUND.

                        SUMMARY DESCRIPTION OF THE POLICY

       You should read this summary of the policy provisions together with the detailed information appearing later in this Prospectus. Unless otherwise noted, this Prospectus assumes the Insured is alive. The precise meanings of the few capitalized terms used in this summary can be found in the Glossary, on pages 42 to 46.

THE POLICY OFFERED

       The Sentinel Benefit Provider flexible premium variable universal life insurance policy offered by this Prospectus is issued by National Life. Its primary market is the corporate market. The policy allows you, subject to certain limitations, to make premium payments in any amount and whenever you like. As long as the policy remains in force, it will provide for:

       (1) Life insurance coverage on the named insured person;

       (2) A cash surrender value; and

       (3) Surrender and withdrawal rights and policy loan privileges; and

       (4) A variety of additional insurance benefits.

       Life insurance is a long-term investment. You should consider your need for insurance coverage and the policy's investment potential on a long-term basis.

       There is no fixed schedule for premium payments. You may, within limits, increase or decrease the Face Amount and, if you have selected the Guideline Premium Test to determine compliance with federal income tax law (see "Federal Income Tax Law Compliance Test Options", page 17), you may change the Death Benefit Option. The policy's value will fluctuate based on the investment results of the chosen fund portfolios, as well as other factors. The death benefit may also rise and fall, but not below the face amount as long as the policy remains in force.

       The failure to pay any particular amounts of premiums will not itself cause the policy to lapse. Conversely, the payment of premiums in any amount or frequency will not necessarily guarantee that the policy will remain in force. In general, the Policy will lapse if it does not have enough value to pay the monthly charges as they become due. During the first five years, the policy will not lapse even if its value is not enough to pay the monthly charges as they become due, if at least specified amounts of premiums have been paid (these amounts are defined in the Glossary as the Cumulative Minimum Monthly Premium).

THE SEPARATE ACCOUNT


The National Variable Life Insurance Account is divided into subaccounts, twenty-three of which are available under this policy. Each of these subaccounts purchases shares of a designated corresponding Portfolio that is part of one of the following Funds: the Market Street Fund, the Alger American Fund, the American Century Variable Portfolios, Inc., the Goldman Sachs Variable Insurance Trust, the J.P. Morgan Series Trust II, the Neuberger Berman Advisers Management Trust, managed by Neuberger Berman Management Incorporated, the Strong Variable Insurance Funds, Inc., and Strong Opportunity Fund II, managed by Strong Capital Management, Inc. and the Deutsche Asset Management VIT Funds, managed by
Bankers Trust Company. There is no assurance that the investment objectives of a particular Portfolio will be met. You bear the entire investment risk on the value of your policy.

AVAILABILITY OF POLICY

       This Policy can be issued for Insureds with Issue Ages of at least 20. The insured person must be 85 years old or younger for policies underwritten on the basis of full medical underwriting (65 or younger for guaranteed issue and simplified issue). The Minimum Face Amount per Policy is $5000. The Minimum Initial Premium per set of Policies purchased at the same time and associated with a corporation or its affiliates, a trust or a partnership, or for a Policy sold to an individual, is $50,000. The Policies are available on a full medical underwriting basis, a simplified issue basis, or a guaranteed issue basis. Before issuing a Policy on a full medical underwriting basis, we will require that the person to be insured meets certain underwriting standards satisfactory to us. The rate classes available are Male non-smoker, Female non-smoker, Unisex non-smoker, Male smoker, Female smoker, Unisex smoker, Male unismoker, female unismoker, and Unisex unismoker. (See "Issuance of a Policy," Page 21.) In simplified issue cases, the application will ask 3 medical questions about the person to be insured.

THE DEATH BENEFIT

       As long as the Policy remains in force, we will pay the death benefit to the beneficiary when we receive proof of the insured person's death. When you purchase the policy, you must choose between two different death benefit compliance tests used to qualify the policy as life insurance under the Internal Revenue Code: the cash value accumulation test or the guideline premium test. Once chosen, the death benefit compliance test that applies to the Policy cannot be changed. If the Guideline Premium Test is chosen, then two death benefit options are available. Option A provides for the greater of (a) the policy's face amount and (b) the Death Benefit Factor times the Cash Surrender Value. Option B provides for the greater of (a) the policy's face amount plus the Account Value and (b) the Death Benefit Factor times the Cash Surrender Value. (See "Death Benefit Options," Page 17). If the cash value accumulation test is chosen, only Option A is available. The total death benefit will be the amount provided for under Option A or Option B, plus any dividends payable and any coverage provided by the optional term rider, and minus any outstanding policy loans and accrued interest, and any unpaid monthly charges.

FLEXIBILITY TO ADJUST AMOUNT OF DEATH BENEFIT

       You will have the ability to increase or decrease the face amount of the policy. If you have elected the guideline premium test to qualify the policy as life insurance for federal income tax purposes, you will also be able to change the death benefit option from Option A to Option B, or from Option B to Option
A. (See "Change in Death Benefit Option," Page 18, and "Ability to Adjust Face Amount," Page 19.)

       Any change in death benefit option or in the face amount may affect the charges under the policy. Any increase in the face amount will result in an increase in monthly charges, since the policy will be providing more insurance coverage. A decrease in face amount may also change the monthly deductions. (See "Cost of Insurance Charge," Page 24.)

       If you have elected the guideline premium test and you request a decrease in face amount that would result in total premiums exceeding the maximum premium limitations applicable under the Internal Revenue Code for life insurance, we will not allow the decrease.

ACCOUNT VALUE

       The Account Value is the total amount of value held in your policy at any time. It equals the sum of the amounts held in the subaccounts of the separate account, plus amounts held in the Loan Account. (See "Calculation of Account Value," Page 21.)

       The Account Value in the separate account will reflect the investment performance of the chosen funds, any premiums paid, any transfers, any withdrawals, any loans, any loan repayments, any loan interest charged and any charges assessed on the policy. You bear the entire investment risk for amounts in the separate account. There is no guaranteed minimum for the portion of the Account Value in the separate account. Account Value in the separate account may be more or less than the premiums allocated to the separate account.

       The Account Value in the Loan Account will reflect any amounts transferred from the separate account as collateral for policy loans, plus interest at 4%. The Loan Account will be reduced by loan repayments. (See "Loan Privileges," Page 27.)

       The Account Value affects the death benefit and the level of cost of insurance charges.

ALLOCATION OF NET PREMIUMS

       Net premiums (that is, premiums you pay minus the deductions we make from premium payments) will generally go to the subaccounts of the separate account in accordance with the percentages you have specified, either in the application or as subsequently changed. Account Value cannot be allocated to more than ten subaccounts at any one time.

       Any net premiums received before the end of the "free look" period will go initially to the Money Market Subaccount. For this purpose we will assume that the free look period will end on the earliest of (a) the end of the tenth day following receipt of the Policy by you, if we receive at our Home Office a signed delivery receipt for the Policy on or before that date; (b) the end of the day on which we receive at the Home Office a signed delivery receipt for the Policy, if on or between the eleventh and nineteenth days after the date the Policy is issued; or (c) 20 days after the date the Policy is issued. On the first Valuation Date on or after the earliest of the dates forth above, whichever is sooner, the amount in the Money Market Subaccount (including investment experience) will go to each of the chosen subaccounts based on your chosen percentages. (See "Allocation of Net Premiums," Page 23.)

TRANSFERS

       You may transfer the amounts in the subaccounts of the separate account among the subaccounts on any business day. Transfer requests must be in writing and in a form acceptable to us. Currently you are allowed an unlimited number of transfers without charge. However, we may in the future impose a maximum charge of $25 on each transfer in excess of twelve transfers in any one year. (See "Transfers," Page 23.)

FREE-LOOK PRIVILEGE

       The policy provides for an initial "free-look" period, during which you may cancel the policy and receive a refund equal to the premiums paid on your policy. This free-look period ends on the later of the end of the tenth day after you receive the policy, or any longer period provided by state law. To cancel the policy, you must return the policy to National Life or to an agent of National Life within this period with a written request for cancellation. (See "Free-Look Privilege," Page 30.)


CHARGES ASSESSED IN CONNECTION WITH THE POLICY

            Summary of Policy Expenses.

               Transaction Expenses
                     Premium Loads (as a percentage of premiums paid)...Year 1: 13% of premiums paid up to the Target
                                                                        Premium, 0.5% of premiums paid in excess of
                                                                        Target Premium;
                                                                        Years 2 to 7: 15% of premiums paid up to Target
                                                                        Premium, 2.5% of premiums paid in excess of
                                                                        Target Premium; and
                                                                        Years 8 and thereafter: 5% of premiums paid up
                                                                        to Target Premium, 2.5% of premiums paid in
                                                                        excess of Target Premium;
                                                                        in each case plus an amount equal to the state and
                                                                        local premium taxes actually assessed by the
                                                                        jurisdiction in which the insured person resides.

                     Transfer Charge....................................No current charge(1)

               Daily Charges
                     Mortality and Expense Risk Charge..................For years 1 - 7: 0.22% of Account Value in the separate account
                                                                        For years 8 -10: 0.12% of Account Value in the
                                                                        separate account
                                                                        For years 11-20: 0.02% of Account Value in the
                                                                        separate account
                                                                        For year 21 and thereafter: 0.00% of
                                                                        Account Value in the separate account(2)
                     Separate Account Administration
                     Charge                                             0.10% of Account Value in the separate account
                                                                        per year
               Monthly Deductions
                     Cost of Insurance Charge                           Varies by age, sex, rate class-See below
                     Policy Administration Charge.......................$66 per year(3)
                     Underwriting Charge                                $20 in the first year, $45 in each of years 2 - 5;
                                                                        only applies to policies issued on the basis of full
                                                                        medical underwriting.
               Supplemental Term Insurance Rider
                     Charge.............................................Varies by age, sex, rate class-See below
=============================================================================================================================


(1) We reserve the right to impose in the future a transfer charge of up to $25 for each transfer in excess of twelve transfers in any year.
(2) We reserve the right to increase the Mortality and Expense Risk Charge to rates up to 0.60% annually of Account Value in the separate account at any time.
(3) We reserve the right to increase the Policy Administration Charge up to an amount equal to $96 per year.

Annual Charges of Underlying Funds (for the year ended December 31, 1999 and after expense reimbursement.)(1)




                                                  Management           Other             Total
                                              Fee, after expense      Expenses,         Expenses,
                                                 reimbursement      after expense     after expense
                                                                    reimbursement     rembursement
Market Street Fund, Inc.:
     Money Market Portfolio                          0.25%              0.15%             0.40%
     Bond Portfolio                                  0.35%              0.17%             0.52%
     Managed Portfolio                               0.40%              0.17%             0.57%
     Aggressive Growth Portfolio                     0.41%              0.16%             0.57%
     International Portfolio                         0.75%              0.23%             0.98%
     Growth Portfolio                                0.32%              0.16%             0.48%
     Sentinel Growth Portfolio                       0.50%              0.21%             0.71%

Alger:
     Alger American Growth Portfolio                 0.75%              0.04%             0.79%
     Alger American Small Capitalization             0.85%              0.05%             0.90%

American Century Variable Portfolios, Inc.
     VP Value Portfolio                              1.00%              0.00%             1.00%
     VP Income & Growth Portfolio                    0.70%              0.00%             0.70%

Goldman Sachs Variable Insurance Trust
     International Equity Fund                       1.00%              0.35%             1.35%
     Global Income Fund                              0.90%              0.25%             1.15%
     CORE Small Cap Equity Fund                      0.75%              0.25%             1.00%
     Mid Cap Value Fund                              0.80%              0.25%             1.05%

J.P. Morgan Series Trust II
     International Opportunities                     0.60%              0.60%             1.20%
     Portfolio
     Small Company Portfolio                         0.60%              0.55%             1.15%

Neuberger Berman Advisers Management
Trust
     Partners Portfolio                              0.80%              0.07%             0.87%

Strong Variable insurance Funds, Inc.
     Mid Cap Growth Fund II                          1.00%              0.10%             1.10%

Strong Opportunity Fund II                           1.00%              0.10%             1.10%

Deutsche Asset Management VIT Funds
     Equity 500 Index Fund                           0.20%              0.10%             0.30%
     Small Cap Index Fund                            0.35%              0.10%             0.45%
     EAFE Equity Index Fund(R)                       0.45%              0.20%             0.65%



       (1) The fund expenses shown above are assessed at the underlying fund level and are not direct charges against the subaccounts. These underlying fund expenses are taken into consideration in computing each underlying fund's net asset value, which is the share price used to calculate the unit values of the subaccounts. The management fees and other expenses are more fully described in the prospectuses for each individual underlying fund. The information relating to the underlying fund expenses was provided by the underlying funds. We did not independently verify it. In the absence of any voluntary fee waivers or expense reimbursements, the management fees, other expenses, and total expenses of the funds listed below would have been as follows:


                                             MANAGEMENT      OTHER        TOTAL FUND
                                             FEES            EXPENSES     EXPENSES
Strong Mid Cap Growth Fund II                1.00%           0.20%        1.20%
Strong Opportunity Fund II                   1.00%           0.20%        1.20%
Goldman Sachs International Equity           1.00%           0.77%        1.77%
Goldman Sachs Global Income                  0.90%           1.78%        2.68%
Goldman Sachs CORE Small Cap Equity          0.75%           0.75%        1.50%
Goldman Sachs Mid Cap Value                  0.80%           0.42%        1.22%
J.P. Morgan International Opportunities      0.60%           1.38%        1.98%
J.P. Morgan Small Company                    0.60%           1.97%        2.57%
Deutsche VIT Equity 500 Index Fund           0.20%           0.23%        0.43%
Deutsche VIT Small Cap Index Fund            0.35%           0.83%        1.18%
Deutsche VIT EAFE Equity Index Fund          0.45%           0.70%        1.15%

       We anticipate that these reimbursement arrangements will continue, but there are no legal obligations to continue these arrangements for any particular period of time. If they are terminated, the affected portfolios' expenses may increase.


       Information with respect to the expenses of certain underlying funds we anticipate substituting for other funds later in the year is set forth below. No information is shown for the four series of Sentinel Variable Products Fund, Inc. because the registration statement for that Fund has not yet become effective.

                                                          MANAGEMENT      OTHER         TOTAL MUTUAL
                                                          FEES            EXPENSES      FUND EXPENSES
Fidelity VIP Overseas Portfolio                           0.73%           0.14%         0.87%
Fidelity VIP II Investment Grade Bond Portfolio           0.43%           0.11%         0.54%
Neuberger Berman AMT Balanced Portfolio                   0.85%           0.17%         1.02%


       Premium Loads. We will deduct a Premium Load from each premium payment. The Premium Load consists of the Distribution Charge and the Premium Tax Charge. The Distribution Charge is equal to, in the first year, 13% of the premiums paid during the year up to the Target Premium, and 0.5% of premiums paid in excess of the Target Premium. In the second through seventh years, the Distribution Charge is equal to 15% of premiums paid during a year up to the Target Premium, and 2.5% of premiums paid in excess of the Target Premium in a year. After the seventh year, the Distribution Charge will be 5% of premiums paid during a year up to the Target Premium, and 2.5% of premiums paid in excess of the Target Premium in a year.

       The Premium Tax Charge will vary from state to state, and will be equal to the actual amount of premium tax assessed in the jurisdiction in which the insured person resides. (See "Premium Loads," Page 24.)

       Monthly Deductions. Starting on the day the policy is issued and in each following month, we will assess the Cost of Insurance Charge, the Policy Administration Charge, and, for policies issued on the basis of full medical underwriting, the Underwriting Charge. Any applicable charge for the Term Rider will also be assessed monthly. The monthly Cost of Insurance Charge will be determined by multiplying the Net Amount at Risk by the applicable cost of insurance rate(s). See "Cost of Insurance Charge," Page 31. The Policy Administration Charge is $5.50 per month, This Charge may be changed but is guaranteed never to be greater than $8.00 per month. (See "Policy Administration Charge," Page 25.)

       If a policy is issued with full medical underwriting. we will assess an Underwriting Charge each month in the first five years. The Underwriting Charge totals $20 in Policy Year 1, and $45 in each of the next four Policy Years. Policies issued on the basis of guaranteed issue or simplified issue will not be assessed an Underwriting Charge. (See "Underwriting Charge", page 25).

       Daily Charges Against the Separate Account. We will assess a daily charge for our assumption of certain mortality and expense risks we accept on the Policy. The current annual rates are set forth below.


           For years 1 - 7: 0.22% of Account Value in the separate account
           For years 8 -10: 0.12% of Account Value in the separate account
           For years 11-20: 0.02% of Account Value in the separate account; and For year 21 and thereafter: 0.00% of Account Value in the separate account.

We may increase the above rates for the Mortality and Expense Risk Charge, but the charge is guaranteed not to exceed 0.60% of Account Value in the separate account at all times. (See "Mortality and Expense Risk Charge," Page 26.)

       We also assess a daily separate account administration charge to cover the expense of separate account administration. The annual rate of this charge is 0.10% of Account Value in the separate account. (See "Separate Account Administration Charge", page 26).

       Transfer Charge. Currently you are allowed an unlimited number of transfers without charge. We have no current intent to impose a transfer charge in the foreseeable future; however, we reserve the right to impose in the future a charge of up to $25 for each transfer in excess of twelve transfers in any year. (See "Transfer Charge," Page 26.)

       Other Charges. The subaccounts of the separate account purchase shares of the funds at net asset value, which reflects management fees and expenses deducted from the assets of the funds.

       Allocation of Charges to the Subaccounts. All of the above charges will be allocated to the subaccounts of the separate account based on the proportion that each subaccount's value bears to the total Account Value in the separate account.

POLICY LAPSE AND REINSTATEMENT

       During the first five Policy Years, a policy will not lapse if premiums in a specified amount (defined in the Glossary as the Cumulative Minimum Monthly Premium) have been paid, no matter what happens to the value of the policy. If, however, the specified premiums have not been paid or the policy is more than five years old, and the policy's value is not enough to pay the monthly charges as they become due, the policy will lapse after a 61-day grace period unless a sufficient premium is paid.

       You may reinstate a lapsed policy at any time within five years after the beginning of the grace period, if you meet certain conditions, including providing evidence of insurability satisfactory to us and the payment of a sufficient premium. (See "Reinstatement," Page 24.)

LOAN PRIVILEGE

       You may borrow against the policy. The maximum amount of all loans is the Net Account Value less three times the next monthly deduction, and less the loan interest due until the next policy anniversary. Policy loans and repayments may be taken or made on any business day.

       Policy loans will bear interest at the following fixed rates:

             For years 1 - 7: 4.60%
             For years 8 - 10: 4.50%
             For years 11 - 20: 4.40%
             For year 21 and thereafter: 4.35%.

       Interest is payable at the end of each policy year. If interest is not paid when due, it will be added to the outstanding loan balance. You may repay policy loans at any time and in any amount. When the death benefit becomes payable or the policy is surrendered we will deduct policy loans and accrued interest from the proceeds otherwise payable.

       When you take a policy loan, we will hold Account Value in the Loan Account as collateral for the Policy loan. We will take Account Value from the subaccounts of the separate account in proportion to the values in the subaccounts. Account Value held in the Loan Account as collateral will earn interest at an effective annual rate of 4%. (See "Loan Privileges," Page 27.)

       Loans may cause a policy to lapse, depending upon the investment performance of the Account Value and the amount of the loan. If a policy is not a Modified Endowment Contract, lapse of a policy with loans outstanding may result in adverse tax consequences. (See "Tax Treatment of Policy Benefits," Page 34.)

WITHDRAWAL OF NET ACCOUNT VALUE

       After the first policy anniversary, you may request a withdrawal of Net Account Value on any business day. The withdrawal amount will be taken from the subaccounts of the separate account in proportion to the values in the subaccounts. If the guideline premium test for federal tax law compliance and death benefit option A are in effect, we will reduce the face amount of the policy by an amount equal to the lesser of (a) the amount of the withdrawal and
(b) the excess of the face amount plus any term insurance amount provided by the Term Rider, divided by the Death Benefit Factor, over the Cash Surrender Value just after the withdrawal, but in any case not less than zero. If death benefit option B is in effect, the withdrawal will not decrease the face amount. If the cash value accumulation test is in effect, the withdrawal will result in a decrease in the face amount plus any term insurance amount provided by the Term Rider of an amount equal to the withdrawal amount times 1.00327374 (See "Withdrawal of Net Account Value," Page 28.)

       If a requested withdrawal would reduce the face amount below $5000, the withdrawal will not be allowed.

SURRENDER OF THE POLICY

       You may at any time fully surrender your policy and receive the Net Cash Surrender Value, if any, which will take into account any outstanding policy loans and accrued interest (See "Surrender Privilege," Page 28.)


AVAILABLE AUTOMATED FUND MANAGEMENT FEATURES

       We currently offer, at no charge to you, two automated fund management programs, Dollar Cost Averaging and Portfolio Rebalancing. For a description of these features, see "Available Automated Management Features," Page __.


TAX TREATMENT

       We believe that a Policy issued on a standard rate class basis generally should meet the Section 7702 definition of a life insurance contract. For policies issued on a substandard basis, there is insufficient guidance to determine if such a policy would in all situations satisfy the Section 7702 definition of a life insurance contract. Assuming that a policy qualifies as a life insurance contract for Federal income tax purposes, you should not be deemed to be in constructive receipt of value under your policy until there is a distribution from the policy. Moreover, death benefits payable under a policy should be completely excludable from the gross income of the beneficiary. As a result, the beneficiary generally should not be taxed on these proceeds. (See "Tax Status of the Policy," Page 33.)

       Under certain circumstances, a policy may be treated as a "Modified Endowment Contract." If a policy is a Modified Endowment Contract, then all pre-death distributions, including policy loans, will be treated first as a distribution of taxable income and then as a return of basis or investment in the contract. In addition, prior to age 59-1/2 any distributions generally will be subject to a 10% penalty tax. (For further discussion on the circumstances under which a Policy will be treated as a Modified Endowment Contract, See "Tax Treatment of Policy Benefits," Page 34.)


       If a policy is not a Modified Endowment Contract, distributions generally will be treated first as a return of basis or investment in the contract and then as disbursing taxable income. Moreover, loans will not be treated as distributions. Finally, neither distributions nor loans from a policy that is not a Modified Endowment Contract are subject to the 10% penalty tax. (See "Distributions from Policies Not Classified as Modified Endowment Contracts," Page 35.)

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUE AND NET CASH SURRENDER VALUE

       Illustrations of how investment performance of the separate account may cause the death benefit, the Account Value and the Net Cash Surrender Value to vary are included in Appendix A commencing on Page A-1.

       These illustrations of hypothetical values may help you to understand the long-term effects of different levels of investment performance, of charges and deductions, of electing one or the other death benefit option or death benefit compliance test, and generally comparing and contrasting this policy to other life insurance policies. Nonetheless, the illustrations are based on hypothetical investment rates of return. THEY ARE NOT GUARANTEED. Illustrations are not a representation of past or future performance. Actual rates of return may be more or less than those reflected in the illustrations and, therefore, actual values will differ from those illustrated.

       The following detailed description of the policy uses certain precise terms which are capitalized. These terms have the meanings set out in the Glossary, on pages 42 to 46.

             NATIONAL LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT,
                                 AND THE FUNDS.


NATIONAL LIFE INSURANCE COMPANY
       National Life Insurance Company ("National Life", or "we"), is authorized to transact life insurance and annuity business in Vermont and in 50 other jurisdictions. National Life was originally chartered as a mutual life insurance company in 1848 under Vermont law. It is now a stock life insurance company, all of the outstanding stock of which is indirectly owned by National Life Holding Company, a mutual insurance holding company established under Vermont law on January 1, 1999. All policyholders of National Life, including all the Owners of the Policies, are voting members of National Life Holding Company. National Life assumes all insurance risks under the Sentinel Benefit Provider policy offered by this Prospectus (the "Policy") and its assets support the Policy's benefits. On December 31, 1999, National Life's consolidated assets were over $9.4 billion. (See "Financial Statements,"
Page F-1.)


THE SEPARATE ACCOUNT

       The National Variable Life Insurance Account (the "Separate Account") was established by National Life on February 1, 1985 under the provisions of the Vermont Insurance Law. It is a separate investment account to which assets are allocated to support the benefits payable under the Policies, other variable life insurance policies National Life currently issues, and other variable life insurance policies National Life may issue in the future.

       The Separate Account's assets are the property of National Life. Each Policy provides that the portion of the Separate Account's assets equal to the reserves and other liabilities under the Policies (and other policies) supported by the Separate Account will not be chargeable with liabilities arising out of any other business that National Life may conduct. The portion of the Separate Account's assets equal to the reserves and other liabilities under the Policies may, however, be chargeable with liabilities arising from other subaccounts of the Separate Account that fund other variable life insurance policies. In addition to the net assets and other liabilities for the Policies (and other policies), the Separate Account's net assets include amounts derived from expenses charged to the Policies (and the other policies) by National Life which it currently holds in the Separate Account, and may in the future include amounts held to support other variable life insurance policies issued by National Life. From time to time these additional amounts will be transferred in cash by National Life to its general account.

       The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust type of investment company. Such registration does not involve any supervision of the management or investment practices or policies of the Separate Account by the SEC. The Separate Account meets the definition of a "Separate Account" under Federal securities laws.

       You may choose among the Subaccount options described below. However, a Policy may not allocate Account Value to more than ten Subaccounts at any one time.

THE MARKET STREET FUND

       The Growth, Sentinel Growth, Aggressive Growth, Bond, Managed, International, and Money Market Subaccounts of the Separate Account invest in shares of The Market Street Fund, Inc., a "series" type of mutual fund which is registered with the SEC under the 1940 Act as a diversified open-end management investment company. The Market Street Fund currently issues seven "series" or classes of shares, each representing an interest in a separate portfolio within the Fund, which are purchased and redeemed by the corresponding Subaccounts of the Separate Account: the Growth Portfolio, the Sentinel Growth Portfolio, the Aggressive Growth Portfolio, the Bond Portfolio, the Managed Portfolio, the International Portfolio and the Money Market Portfolio. The Market Street Fund sells and redeems its shares at net asset value without a sales charge.

       The investment objectives of the Market Street Fund's Portfolios eligible for purchase by the Separate Account are set forth below. The investment experience of each of the Subaccounts of the Separate Account depends on the investment performance of the corresponding Portfolio. There is no assurance that any Portfolio will achieve its stated objective.

       The Growth Portfolio. The Growth Portfolio seeks intermediate and long-term growth of capital. A reasonable level of income is an important secondary objective. This Portfolio pursues its objectives by investing primarily in common stocks of companies believed to offer above-average growth potential over both the intermediate and the long term.

       The Sentinel Growth Portfolio. The Sentinel Growth Portfolio seeks long-term growth of capital through equity participation in companies having growth potential believed by its investment adviser to be more favorable than the U.S. economy as a whole, with a focus on relatively well-established companies.

       The Aggressive Growth Portfolio. The Aggressive Growth Portfolio seeks to achieve a high level of long-term capital appreciation by investing in securities of a diverse group of smaller emerging companies.

       The Bond Portfolio. The Bond Portfolio seeks to generate a high level of current income consistent with prudent investment risk by investing in a diversified portfolio of marketable debt securities.

       The Managed Portfolio. The Managed Portfolio seeks to realize as high a level of long-term total rate of return as is consistent with prudent investment risk by investing in stocks, bonds, money market instruments or a combination thereof.

       The International Portfolio. The International Portfolio seeks long-term growth of capital principally through investments in a diversified portfolio of marketable equity securities of established non-United States companies.

       The Money Market Portfolio. The Money Market Portfolio seeks to provide maximum current income consistent with capital preservation and liquidity by investing in high-quality money market instruments.

       With respect to the Growth, Sentinel Growth, Aggressive Growth, Bond, Managed and Money Market Portfolios, the Market Street Fund is advised by Sentinel Advisors Company ("SAC"), which is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. SAC is a partnership whose partners are affiliates of National Life, Provident Mutual Life Insurance Company ("Provident Mutual"), and The Penn Mutual Life Insurance Company. National Life's affiliate is currently the managing partner of SAC and is entitled to the majority share of SAC's profit or loss. With respect to the International Portfolio, the Market Street Fund is advised by Providentmutual Investment Management Company ("PIMC"), which is also registered with the SEC as an investment adviser under the Investment

Advisers Act of 1940. PIMC has employed The Boston Company Asset Management, Inc. to provide investment advisory services in connection with the Portfolio.

       A full description of the Market Street Fund, its investment objectives and policies, its risks, expenses, and all other aspects of its operation is contained in the attached Prospectus for the Market Street Fund, which should be read together with this Prospectus.

ALGER AMERICAN FUND

       The Separate Account has two Subaccounts which invest exclusively in shares of Portfolios of the Alger American Fund. Like the Market Street Fund and the VIP Fund, the Alger American Fund is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series of shares, each of which represents an interest in a Portfolio of the Alger American Fund.

       The Alger Small Cap Subaccount and the Alger Growth Subaccount of the Separate Account invest in shares of the Alger American Small Capitalization Portfolio and the Alger American Growth Portfolio, respectively, of the Alger American Fund. Shares of these Portfolios are purchased and redeemed by the Separate Account at net asset value without a sales charge

       The investment objectives of the Portfolios of the Alger American Fund in which the Subaccounts invest are set forth below. The investment experience of each Subaccount depends upon the investment performance of the corresponding Portfolio. There is no assurance that any Portfolio will achieve its stated objective.

       Alger American Small Capitalization Portfolio. This Portfolio seeks long-term capital appreciation by focusing on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies.

       Alger American Growth Portfolio. This Portfolio seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

       The Alger American Small Capitalization Portfolio and the Alger American Growth Portfolio are managed by Fred Alger Management, Inc.

       A full description of the Alger American Fund, the investment objectives and policies of the Portfolios, the risks, expenses and all other aspects of their operation is contained in the attached Prospectus for the Alger American Fund.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

       The Variable Account has one Subaccount which invests exclusively in shares of the VP Value portfolio, and one Subaccount which invests exclusively in shares of VP Income & Growth portfolio, each of which are series of American Century Variable Portfolios, Inc. American Century Variable Portfolios, Inc. is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a portfolio of American Century Variable Portfolios, Inc.

       The American Century VP Value Subaccount and the American Century VP Income & Growth Subaccount of the Variable Account invest in shares of the VP Value portfolio and the VP Income & Growth portfolio, respectively, of the American Century Variable Portfolios, Inc. Shares of these Portfolios will be purchased and redeemed by the Variable Account at net asset value without a sales charge.

       The investment objectives of the Portfolios of American Century Variable Portfolios, Inc. in which the Subaccounts are expected to invest are set forth below. The investment experience of each Subaccount depends upon the investment performance of the underlying Portfolio. There is no assurance that either Portfolio will achieve its stated objective.

       VP Value. To seek long-term capital growth. Income is a secondary objective. The Portfolio will seek to achieve its investment objective by investing in securities that management believes to be undervalued at the time of purchase.

       VP Income & Growth. To seek dividend growth, current income and capital appreciation. The Portfolio will seek to achieve its investment objective by investing in common stocks.

       The VP Value Portfolio and the VP Income & Growth Portfolio of the American Century Variable Portfolios, Inc. are managed by American Century Investment Management, Inc. A full description of these Portfolios, their investment objectives and policies, and the risks, expenses and all other aspects of their operation is contained in the attached Prospectuses for VP Value and VP Income & Growth.

GOLDMAN SACHS VARIABLE INSURANCE TRUST


       The Variable Account has four Subaccounts which invest exclusively in shares of the following four Portfolios of Goldman Sachs Variable Insurance
Trust: the International Equity Fund, the Global Income Fund, the CORE Small
Cap Value Fund. Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT") is registered with the SEC as an open-end management investment company that offers shares in ten investment mutual funds ("Funds"). Each Fund, except the Global Income Fund, is a diversified investment company. Goldman Sachs Asset Management acts as investment adviser for the Goldman Sachs VIT CORE Small Cap Equity and Mid Cap Value* Funds. Goldman Sachs Asset Management International acts as investment adviser for the Goldman Sachs VIT International Equity and Global Income Funds.

       GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND

       Investment Objective: Seeks long-term capital appreciation. The Fund pursues its objectives by managing investments in equity securities of companies that are organized outside the U.S. or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market capitalizations that are larger than $1 billion at the time of investment.

       GOLDMAN SACHS VIT GLOBAL INCOME FUND

       Investment Objective: Seeks a high-total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and enters into transactions in foreign currencies.

       GOLDMAN SACHS VIT CORE SMALL CAP EQUITY FUND

       Investment Objective: Seeks long-term growth of capital. The Fund pursues its investment objective by investing in a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.

       GOLDMAN SACHS VIT MID CAP VALUE FUND

       Investment Objective: Seeks long-term capital appreciation primarily through investments in mid-capitalization U. S. stocks that are believed to be undervalued or undiscovered by the marketplace. The Fund invests, under normal circumstances, in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of investment (currently between $300 million and $15 billion).



CORE(SM) is a service mark of Goldman, Sachs & Co.
*Formerly Mid Cap Equity

J.P. MORGAN SERIES TRUST II

       The Variable Account has one Subaccount which invests exclusively in shares of the J.P. Morgan International Opportunities Portfolio, and one Subaccount which invests exclusively in shares of J.P. Morgan Small Company Portfolio, each of which are series of J.P. Morgan Series Trust II. J.P. Morgan Series Trust II is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a Portfolio of J.P. Morgan Series Trust II.

       The J.P. Morgan International Opportunities Subaccount and the J.P. Morgan Small Company Subaccount of the Variable Account invest in shares of the J.P. Morgan International Opportunities Portfolio and the J.P. Morgan Small Company Portfolio, respectively, of the J.P. Morgan Series Trust II. Shares of these Portfolios will be purchased and redeemed by the Variable Account at net asset value without a sales charge.

       The investment objectives of the J.P. Morgan Series Trust II Portfolios in which the Subaccounts invest are set forth below. The investment experience of each Subaccount depends upon the investment performance of the underlying Portfolio. There is no assurance that either Portfolio will achieve its stated objective.

       J.P. Morgan International Opportunities Portfolio. Seeks to provide a high total return from a portfolio comprised of equity securities of foreign corporations. The Portfolio is designed for investors with a long-term investment horizon who want to diversify their investments by adding international equities and take advantage of investment opportunities outside the U.S. As an international investment, the Portfolio is subject to foreign market, political, and currency risks.

       J.P. Morgan Small Company Portfolio. Seeks to provide a high total return from a portfolio comprised of equity securities of small companies. The Portfolio invests at least 65% of the value of its total assets in the common stock of small U.S. companies primarily with market capitalizations of less than $1 billion. The Portfolio is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of large companies.

       The J.P. Morgan International Opportunities Portfolio and the J.P. Morgan Small Company Portfolio of the J.P. Morgan Series Trust II are managed by J.P. Morgan Investment Management Inc. A full description of these Portfolios, their investment objectives and policies, and the risks, expenses and all other aspects of their operation is contained in the attached Prospectuses for the J.P. Morgan International Opportunities Portfolio and the J.P. Morgan Small Company Portfolio.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

       The Variable Account has one Subaccount which invests exclusively in shares of the Partners Portfolio, a series of Neuberger Berman Advisers Management Trust. Neuberger Berman Advisers Management Trust ("AMT") is registered with the SEC as a diversified open-end management investment company. AMT has nine separate series, which are called Portfolios. Shares of each Portfolio represent an interest in that Portfolio.


       The Neuberger & Berman AMT Partners Subaccount of the Variable Account invests in shares of the Partners Portfolio of Neuberger & Berman Advisers Management Trust. Shares of this Portfolio will be purchased and redeemed by the Variable Account at net asset value without a sales charge.

       The investment objectives of the Partners Portfolio are set forth below. The investment experience of each Subaccount depends upon the investment performance of the underlying Portfolio. There is no assurance that the Portfolio will achieve its stated objective.

       Partners Portfolio. To seek growth of capital. This Portfolio invests mainly in common stock of mid-to large-capitalization companies. Its investment co-managers seek securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all points of the market cycle. The Portfolio generally considers selling a stock when it reaches the managers' target price, when it fails to perform as expected, or when other opportunities appear more attractive. The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

       The Partners Portfolio of Neuberger Berman Advisers Management Trust is managed by Neuberger Berman Management Inc. Neuberger Berman LLC is the sub-adviser. A full description of this Portfolio, its investment objectives and policies, and the risks, expenses and all other aspects of its operation is contained in the attached Prospectus for the Partners Portfolio of Neuberger Berman Advisers Management Trust.

STRONG VARIABLE INSURANCE FUNDS, INC. AND STRONG OPPORTUNITY FUND II, INC.


       The Variable Account has one Subaccount which invests exclusively in shares of the Mid Cap Growth Fund II, a series of Strong Variable Insurance Funds, Inc., and one Subaccount which invests exclusively in shares of Strong Opportunity Fund II, Inc. Strong Variable Insurance Funds, Inc. is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a Portfolio of Strong Variable Insurance Funds, Inc., and Strong Opportunity Fund II is a single series mutual fund also registered with the SEC as a diversified open-end management investment company.

       The Strong Growth Subaccount and the Strong Opportunity Subaccount of the Variable Account invest in shares of the Mid Cap Growth Fund II series of the Strong Variable Insurance Funds, Inc., and the Strong Opportunity Fund II, respectively. Shares of these Funds will be purchased and redeemed by the Variable Account at net asset value without a sales charge.


       The investment objectives of the Strong Funds in which the Subaccounts invest are set forth below. The investment experience of each Subaccount depends upon the investment performance of the underlying Portfolio. There is no assurance that either Portfolio will achieve its stated objective.


       Mid Cap Growth Fund II. This Portfolio seeks capital growth. It invests primarily in equity securities that the advisor believes have above-average growth prospects.

       Strong Opportunity Fund II, Inc. This Fund seeks capital appreciation through investments in a diversified portfolio of equity securities.

       The Mid Cap Growth Fund II series of Strong Variable Insurance Funds, Inc., and Strong Opportunity Fund, Inc. are managed by Strong Capital Management, Inc.

       A full description of the Mid Cap Growth Fund II series of Strong Variable Insurance Funds, Inc., and Strong Opportunity Fund, Inc. their investment objectives and policies, and the risks, expenses and all other aspects of their operation is contained in the attached Prospectuses for the Mid Cap Growth Fund II and Strong Opportunity Fund II, Inc.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS

       The Separate Account has three Subaccounts which invest exclusively in shares of funds of Deutsche Asset Management VIT Funds. Deutsche Asset Management VIT Funds is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series of shares, each of which represents an interest in a fund of Deutsche Asset Management VIT Funds.

       The Deutsche VIT Equity 500 Index Subaccount, the Deutsche VIT Small Cap Index Subaccount and the Deutsche VIT Equity Index Subaccount of the Separate Account invest in shares of the Equity 500 Index Fund, the Small Cap Index
Fund and the EAFE(R) Equity Index Fund, respectively, of Deutsche Asset Management VIT Funds. Shares of these funds are purchased and redeemed by the Separate Account at net asset value without a sales charge.

       The investment objectives of the funds of Deutsche Asset Management VIT Funds in which the Subaccounts invest are set forth below. The investment experience of each Subaccount depends upon the investment performance of the corresponding fund. There is no assurance that any fund will achieve its stated objective.


       The Equity 500 Index Fund seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), which emphasizes stocks of large U.S. companies. The investment adviser invests in a statistically selected sample of the securities found in the S&P 500 Index.

       The Small Cap Index Fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the "Russell 2000 Index"), which emphasizes stocks of small U.S. companies. The investment adviser invests in a statistically selected sample of the securities found in the Russell 2000 Index.

       The EAFE(R) Equity Index Fund seeks to match, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International
(MCSI) EAFE(R) Index ("EAFE(R) Index") which emphasizes stocks of companies in major markets in Europe, Australia and the Far East performance. The investment adviser attempts to invest in stocks and other securities that are representative of the EAFE(R) Index as a whole.

       The Equity 500 Index Fund, the Small Cap Index Fund and the EAFE(R) Equity Index Fund,are managed by Bankers Trust Company.


       A full description of Deutsche Asset Management VIT Funds, the investment objectives and policies of the funds, the risks, expenses and all other aspects of their operation is contained in the attached Prospectuses for these funds.

Planned Substitution

       Before the end of 2000, we anticipate substituting shares of new portfolios for all seven of the Market Street portfolios and all four of the Goldman Sachs Variable Insurance Trust portfolios. We discuss certain information about the proposed substitutions below. You should know, however, that we cannot proceed with the proposed substitutions until we receive certain regulatory approvals, and that the details of the substitutions, including the portfolios offered, may change. We will notify you of the final details, including the approximate date, at least 30 days in advance of the substitutions, and we will notify you once the substitutions have occurred. Before the substitutions, we will send you current prospectuses for the new fund options including the replacement portfolios.

       Below is a chart in which we list the portfolios affected by the proposed substitutions, the replacement portfolios" investment objectives, and the investment advisers for the replacement portfolios.

PORTFOLIOS AFFECTED BY THE SUBSTITUTIONS

----------------------------------------- --------------------------------------- --------------------------------------
           CURRENT PORTFOLIO                      REPLACEMENT PORTFOLIO                  REPLACEMENT PORTFOLIO"S
                                                                                           INVESTMENT ADVISER
----------------------------------------- --------------------------------------- --------------------------------------
Market Street Growth Portfolio            Sentinel Variable Products Common       National Life Investment Management
                                          Stock Fund                              Company, Inc.
----------------------------------------- --------------------------------------- --------------------------------------
Market Street Sentinel Growth Portfolio   Sentinel Variable Products Mid Cap      National Life Investment Management
                                          Growth Fund                             Company, Inc.
----------------------------------------- --------------------------------------- --------------------------------------
Market Street Aggressive Growth           Sentinel Variable Products Small        National Life Investment Management
Portfolio                                 Company Fund                            Company, Inc.
----------------------------------------- --------------------------------------- --------------------------------------
Market Street Bond Portfolio              Fidelity VIP Investment Grade Bond      Fidelity Management & Research
                                          Portfolio                               Company
----------------------------------------- --------------------------------------- --------------------------------------
Market Street Managed Portfolio           Neuberger Berman AMT Balanced           Neuberger Berman Management Inc.
                                          Portfolio
----------------------------------------- --------------------------------------- --------------------------------------
Market Street International Portfolio     J.P. Morgan International               J.P. Morgan Investment Management,
                                          Opportunities Portfolio                 Inc.
----------------------------------------- --------------------------------------- --------------------------------------
Market Street Money Market Portfolio      Sentinel Variable Products Money        National Life Investment Management
                                          Market Fund                             Company, Inc.
----------------------------------------- --------------------------------------- --------------------------------------
Goldman Sachs VIT International Equity    Fidelity VIP Overseas Portfolio         Fidelity Management & Research
Fund                                                                              Company
----------------------------------------- --------------------------------------- --------------------------------------
Goldman Sachs VIT Global Income Fund      Fidelity VIP Investment Grade Bond      Fidelity Management & Research
                                          Portfolio                               Company
----------------------------------------- --------------------------------------- --------------------------------------
Goldman Sachs VIT CORE Small Cap Equity   J.P. Morgan Small Company Portfolio     J.P. Morgan Investment Management,
Fund                                                                              Inc.
----------------------------------------- --------------------------------------- --------------------------------------
Goldman Sachs VIT Mid Cap Value Fund      American Century VP Value Portfolio     American Century Investment
                                                                                  Management, Inc.
----------------------------------------- --------------------------------------- --------------------------------------

ADDITIONAL FUNDS TO BE OFFERED IN THE FUTURE

       National Life anticipates that at the time of the substitution referred to in the previous paragraph, the following additional Funds or Portfolios, in addition any of those funds listed above which receive assets in the substitution, will also be made available to owners of the Policies: Alger American Leveraged AllCap Fund, Dreyfus Socially Responsible Growth Fund, Inc., and INVESCO Variable Investment Funds, Inc. - VIF Dynamics Fund, VIF Technology Fund, and VIF Health Sciences Fund.


RESOLVING MATERIAL CONFLICTS

       The participation agreements pursuant to which the Funds sell their shares to Subaccounts of the Separate Account contain varying provisions regarding termination. In general, each party may terminate a participation agreement at its option with specified advance written notice, and may also terminate in the event of specific regulatory or business developments. Should an agreement between National Life and a Fund terminate, the Subaccounts which invest in that Fund may not be able to purchase additional shares of such Fund. In that event, you will no longer be able to transfer Accumulated Values or allocate Net Premiums to Subaccounts investing in Portfolios of such Fund.

       Additionally, in certain circumstances, it is possible that a Fund or a Portfolio of a Fund may refuse to sell its shares to a Subaccount despite the fact that the participation agreement between the Fund and National Life has not been terminated. Should a Fund or Portfolio of such Fund decide not to sell its shares to National Life, we will not be able to honor your requests to allocate cash values or net premiums to Subaccounts investing in shares of that Fund or Portfolio.

       The Funds are available to registered separate accounts of insurance companies, other than National Life, offering variable annuity and variable life insurance policies. As a result, there is a possibility that a material conflict may arise between the interests of owners of Policies with Account Value allocated to the Separate Account and the owners of life insurance policies and variable annuities issued by such other companies whose values are allocated to one or more other separate accounts investing in any one of the Funds.

       In the event of a material conflict, National Life will take any necessary steps, including removing the Separate Account from that Fund, to resolve the matter. The Board of Directors or Trustees of the Funds intend to monitor events in order to identify any material conflicts that possibly may arise and to determine what action, if any, should be taken in response to those events or conflicts. See the individual Fund Prospectuses for more information.

     OTHER MATTERS RELATING TO THE FUNDS

       We have entered into or may enter into agreements with Funds pursuant to which the adviser or distributor pays National Life a fee based upon an annual percentage of the average net asset amount invested by National Life on behalf of the Separate Account and other separate accounts of National Life. These percentages may differ, and National Life may be paid a greater percentage by some investment advisers or distributors than other advisers or distributors. These agreements reflect administrative services provided by National Life.

       The investment objectives and policies of certain Portfolios of the Funds are similar to the investment objectives and policies of mutual fund portfolios other than the Portfolios that may be managed by the investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager.


                    DETAILED DESCRIPTION OF POLICY PROVISIONS

     DEATH BENEFIT

       General. As long as the Policy remains in force, the Death Benefit of the Policy will, upon due proof of the Insured's death (and fulfillment of certain other requirements), be paid to the named Beneficiary in accordance with the designated Death Benefit Option, unless the claim is contestable in accordance with the terms of the Policy. The proceeds may be paid in cash or under one of the Settlement Options set forth in the Policy. (See "Payment of Policy Benefits," Page 30.) The Death Benefit payable under Option A will be the greater of the Face Amount or the Death Benefit Factor times the Cash Surrender Value on the date of death; under Option B, the Death Benefit will be the greater of the Face Amount plus the Account Value on the date of death, or the Death Benefit Factor times the Cash Surrender Value on the date of death, in each case, plus any Supplemental Term Insurance Amount, less any outstanding Policy loan and accrued interest, and less any unpaid Monthly Deductions.

       Federal Income Tax Law Compliance Test Options. The Policy must satisfy either of two death benefit compliance tests in order to qualify as life insurance under section 7702 of the Internal Revenue Code: the Cash Value Accumulation Test or the Guideline Premium Test. Each test effectively requires that the Policy's Death Benefit, plus any outstanding Policy loans and accrued interest, and any unpaid Monthly Deductions, must always be equal to or greater than the Cash Surrender Value multiplied by a certain percentage (the "Death Benefit Factor"). Thus, the Policy has been structured so that the Death Benefit may increase above the Face Amount in order to comply with the applicable test. The Death Benefit Factor for the Guideline Premium Test varies only by age, as shown below:


                                         Death                                                              Death
               Attained Age              Benefit Factor                             Attained Age            Benefit Factor
               ------------              --------------                             ------------            --------------
               40 and under              250%                                       70                      115%
               45                        215%                                       75-90                   105%
               50                        185%                                       91                      104%
               55                        150%                                       92                      103%
               60                        130%                                       93                      102%
               65                        120%                                       94                      101%
                                                                                    95+                     100%

For Attained Ages not shown, the percentages will decrease by a ratable portion of each full year.

       The Death Benefit Factor for the Cash Value Accumulation Test varies by age and sex, and generally such Death Benefit Factors are different from those for the Guideline Premium Test. The Guideline Premium Test also imposes maximum premium limits, whereas the Cash Value Accumulation test does not.

       You must select and specify on the application which of the two federal tax death benefit compliance tests will apply. Once the Policy is issued, you may not change this selection. In general, where maximum accumulation of Account Value during the initial Policy Years is a primary objective, the Cash Value Accumulation Test is more appropriate. If your primary objective is the most economically efficient method of obtaining a specified amount of coverage, the Guideline Premium Test is generally more appropriate. You should take into account in considering the Guideline Premium Test that both Option A and Option B are available, and that it is possible to change from time to time between Option A and Option B. Since the selection of the federal tax death benefit compliance test depends on complex factors and may not be changed, prospective purchasers of the Policy should consult with a qualified tax adviser before making this election.

       Death Benefit Options. The Policy provides two Death Benefit Options:
Option A and Option B. Policies which use the Guideline Premium Test as the federal tax death benefit compliance test may select either Death Benefit Option A or Option B. You designate the Death Benefit Option in the application, and you may change it as described in "Change in Death Benefit Option," Page 18. Only Option A is available for Policies which use the Cash Value Accumulation Test as the federal tax death benefit compliance test.

       Option A. The Death Benefit is equal to the greater of (a) the Face Amount of the Policy and (b) the Cash Surrender Value on the Valuation Date on or next following the Insured's date of death multiplied by the applicable Death Benefit Factor, in each case less any outstanding Policy loan and accrued interest thereon, and less any unpaid Monthly Deductions.

       Illustration of Option A -- For purposes of this illustration, assume that the Insured is under Attained Age 40, the Guideline Premium Test has been elected, and there is no Policy loan outstanding.

       Under Option A, a Policy with a Face Amount of $200,000 will generally have a Death Benefit of $200,000, assuming no Policy loans outstanding and no unpaid Monthly Deductions. The Death Benefit Factor for an Insured under Attained Age 40 on the Policy Anniversary prior to the date of death is 250%.

Because the Death Benefit must be equal to or greater than 2.50 times the Cash Surrender Value, any time the Cash Surrender Value exceeds $80,000 the Death Benefit will exceed the Face Amount. Each additional dollar added to the Cash Surrender Value will increase the Death Benefit by $2.50. Thus, a 35 year old Insured with a Cash Surrender Value of $90,000 will have an Death Benefit of $225,000 (2.50 x $90,000, and a Cash Surrender Value of $150,000 will have an Death Benefit of $375,000 (2.50 x $150,000).

       Similarly, any time the Cash Surrender Value exceeds $80,000, each dollar taken out of the Cash Surrender Value will reduce the Death Benefit by $2.50. If at any time, however, the Cash Surrender Value multiplied by the specified percentage is less than the Face Amount, the Death Benefit will be the Face Amount of the Policy.

       If the Cash Value Accumulation Test for tax compliance applies to a Policy, the Death Benefit Factors will be different but the above example otherwise applies.

       Option B. The Death Benefit is equal to the greater of (a) the Face Amount of the Policy plus the Account Value and (b) the Cash Surrender Value on the Valuation Date on or next following the Insured's date of death multiplied by the applicable Death Benefit Factor (shown in the table above), in each case less any outstanding Policy loan and accrued interest thereon, and less any unpaid Monthly Deductions. As noted above, Option B is only available for Policies on which the Guideline Premium Test has been elected.

       Illustration of Option B -- For purposes of this illustration, assume that the Insured is under Attained Age 40 and there is no Policy loan outstanding.

       Under Option B, a Policy with a face amount of $200,000 will generally have a Death Benefit of $200,000 plus the Cash Surrender Value, assuming no Policy loans outstanding and no unpaid Monthly Deductions. Thus, for example, a Policy with a $50,000 Cash Surrender Value will have a Death Benefit of $250,000 ($200,000 plus $50,000). Since the applicable Death Benefit Factor is 250%, the Death Benefit will be at least 2.50 times the Cash Surrender Value. As a result, if the Cash Surrender Value exceeds $133,333, the Death Benefit will be greater than the Face Amount plus the Cash Surrender Value. Each additional dollar added to the Cash Surrender Value above $133,333 will increase the Death Benefit by $2.50. An Insured with a Cash Surrender Value of $150,000 will have a Death Benefit of $375,000 (2.50 x $150,000), and a Cash Surrender Value of $200,000 will yield a Death Benefit of $500,000 (2.50 x $200,000). Similarly, any time the Cash Surrender Value exceeds $133,333, each dollar taken out of the Cash Surrender Value will reduce the Death Benefit by $2.50. If at any time, however, the Cash Surrender Value multiplied by the specified percentage is less than the Face Amount plus the Cash Surrender Value, the Death Benefit will be the Face Amount plus the Cash Surrender Value.

       At Attained Age 99, Option B automatically becomes Option A.

       Change in Death Benefit Option. After the first Policy Year, the Death Benefit Option in effect for Policies which have elected the Guideline Premium Test as the federal tax death benefit compliance test may be changed by sending National Life a written request. No charges will be imposed to make a change in the Death Benefit Option. The effective date of any such change will be the Policy Anniversary on or next following the date we receive the written request. Only one change in Death Benefit Option is permitted in any one Policy Year.

       On the effective date of a change in Death Benefit Option, the Face Amount is adjusted so that there will be no change in the Death Benefit or the Net Amount at Risk. In the case of a change from Option B to Option A, the Face Amount must be increased by the Account Value. In the case of a change from Option A to Option B, the Face Amount must be decreased by the Account Value. The change from Option A to Option B will not be allowed if it would reduce the Face Amount to less than the Minimum Face Amount.

       On the effective date of the change, the Death Benefit, Account Value and Net Amount at Risk (and therefore the Cost of Insurance Charges) are unchanged. However, after the effective date of the change, the pattern of future Death Benefits, Account Value, Net Amount at Risk and Cost of Insurance Charges will be different than if the change had not been made.

       If a change in the Death Benefit Option would result in cumulative premiums exceeding the maximum premium limitations under the Internal Revenue Code for life insurance (such limitations apply only to Policies to which the Guideline Premium Test for federal income tax law compliance has been elected), we will not effect the change.

       A change in the Death Benefit Option may have Federal income tax consequences. (See "Tax Treatment of Policy Benefits," Page 34.)

       How the Death Benefit May Vary. The amount of the Death Benefit may vary with the Account Value in the following circumstances. The Death Benefit under Option A will vary with the Account Value whenever the Death Benefit Factor multiplied by the Cash Surrender Value exceeds the Face Amount of the Policy. The Death Benefit under Option B will always vary with the Account Value because the Death Benefit equals the greater of (a) the Face Amount plus the Account Value and (b) the Cash Surrender Value multiplied by the Death Benefit Factor.

ABILITY TO ADJUST FACE AMOUNT

       Subject to certain limitations, you may increase or decrease the Policy's Face Amount by submitting a written application to National Life. The effective date of an increase will be the Monthly Policy Date on or next following our approval of the request, and the effective date of a decrease is the Monthly Policy Date on or next following the date that we receive the written request. An increase or decrease in Face Amount may have federal tax consequences. (See "Tax Treatment Of Policy Benefits," Page 34.) The effect of changes in Face Amount on Policy charges, as well as other considerations, are described below. The Face Amount, and any change in Face Amount, do not include any coverage provided by the Term Rider, if it has been elected.

       Increase. To obtain an increase in Face Amount, you should submit an application for the increase. We reserve the right to require evidence satisfactory to us of the Insured's insurability, if the Net Amount at Risk would increase. For Policies issued on the basis of guaranteed issue underwriting, increases in Face Amount are limited to a maximum of 10% without medical underwriting. Automated annual increases in Face Amount of specified percentages may be elected. You may not increase the Face Amount after the Insured's Attained Age 85 (Attained Age 65 in the case of guaranteed issue or simplified issue underwriting).

       On the effective date of an increase, and taking the increase into account, the Net Account Value must be greater than the Monthly Deductions then due. If the Net Account Value is not sufficient, the increase will not take effect until you make a sufficient additional premium payment to increase the Net Account Value.

       An increase in the Face Amount will generally affect the total Net Amount at Risk which will increase the monthly Cost of Insurance Charges. In addition, the Insured may be in a different Rate Class as to the increase in insurance coverage. An increase in premium payment or frequency may be appropriate after an increase in Face Amount. (See "Cost of Insurance Charge," Page 24.)

       Decrease. By providing a written request, you may decrease the Face Amount of the Policy. The Face Amount after any decrease may not be less than the Minimum Face Amount, which is generally currently $5000, or may not be less than the minimum amount for which the Policy qualify as life insurance for federal income tax purposes under the Internal Revenue Code.

       A decrease in the Face Amount generally will decrease the total Net Amount at Risk, which will decrease your monthly Cost of Insurance Charges.

       For purposes of determining the Cost of Insurance Charge, any decrease in the Face Amount will reduce the Face Amount in the following order: (a) the increase in Face Amount provided by the most recent increase; (b) the next most recent increases, in inverse chronological order; and (c) the Face Amount on the Date of Issue.

HOW THE DURATION OF THE POLICY MAY VARY

       The Policy will remain in force as long as the Net Account Value of the Policy is sufficient to pay the Monthly Deductions and the charges under the Policy. When the Net Account Value is insufficient to pay the charges and the Grace Period expires without an adequate premium payment the Policy will lapse and terminate without value. Notwithstanding the foregoing, during the first five Policy Years the Policy will not lapse if, as of the Monthly Policy Date that the Net Account Value of the Policy first becomes insufficient to pay the charges, the Cumulative Minimum Monthly Premium has been paid. You have certain rights to reinstate the Policy, if it should lapse. (See "Reinstatement," Page 24.)

ACCOUNT VALUE

       The Account Value is the total amount of value held under the Policy at any time. It is equal to the sum of the Policy's values in the Separate Account and the Loan Account. In Policy Years one and two, the Cash Surrender Value is the Account Value reflecting the Distribution Charge Refund. After the second Policy Anniversary, the Cash Surrender Value is equal to the Account Value. There is no guaranteed minimum for the Account Value in any of the Subaccounts of the Separate Account and, because the Account Value on any future date depends upon a number of variables, it cannot be predetermined.

       The Net Account Value and Net Cash Surrender Value will reflect the Net Premiums paid, investment performance of the chosen Subaccounts of the Separate Account, any transfers, any Withdrawals, any loans, any loan repayments, any loan interest, and charges assessed in connection with the Policy.

       Determination of Number of Units for the Separate Account. Amounts allocated, transferred or added to a Subaccount of the Separate Account under a Policy are used to purchase units of that

Subaccount; units are redeemed when amounts are deducted, transferred or withdrawn. The number of units a Policy has in a Subaccount equals the number of units purchased minus the number of units redeemed up to such time. For each Subaccount, the number of units purchased or redeemed in connection with a particular transaction is determined by dividing the dollar amount by the unit value.

       Determination of Unit Value. The unit value of a Subaccount is equal to the unit value on the immediately preceding Valuation Date multiplied by the Net Investment Factor for that Subaccount on that Valuation Date.

       Net Investment Factor. Each Subaccount of the Separate Account has its own Net Investment Factor. The Net Investment Factor measures the daily investment performance of the Subaccount. The factor will increase or decrease, as appropriate, to reflect net investment income and capital gains or losses, realized and unrealized, for the securities of the underlying portfolio or series.

       The asset charges for mortality and expense risks and for separate account administration will be deducted in determining the applicable Net Investment Factor. (See "Charges and Deductions - Mortality and Expense Risk Charge," Page 26, and "Charges and Deductions - Separate Account Administration Charge," Page 26.)

       Calculation of Account Value. The Account Value is determined first on the Date of Issue and thereafter on each Valuation Date. On the Date of Issue, the Account Value will be the Net Premiums received, plus any earnings prior to the Date of Issue, less the Monthly Deduction due on the Date of Issue. On each Valuation Date after the Date of Issue, the Account Value will be:

       (1) The aggregate of the values attributable to the Policy in the Separate Account, determined by multiplying the number of units the Policy has in each Subaccount of the Separate Account by such Subaccount's unit value on that date; plus

       (2)    The value attributable to the Policy in the Loan Account.

PAYMENT AND ALLOCATION OF PREMIUMS

       Issuance of a Policy. To purchase a Policy, you must apply to us through a licensed National Life agent who is also a registered representative of Equity Services, Inc. ("ESI") or a broker/dealer having a Selling Agreement with ESI or a broker/dealer having a Selling Agreement with such a broker/dealer. The Minimum Initial Premium must be submitted when the Policy is delivered. The Minimum Face Amount of a Policy is generally $5000. The Minimum Initial Premium per set of Policies purchased at the same time and associated with a corporation or its affiliates, a trust or a partnership, or for a Policy owned by an individual, is $50,000.

       This Policy can be issued for Insureds with Issue Ages of at least 20. The maximum Issue Age for full medical underwriting is 85. The maximum Issue Age for guaranteed underwriting and simplified issue underwriting is 65. The Minimum Face Amount is $5000. The Policies are available on a full medical underwriting basis, a simplified issue basis, or a guaranteed issue basis. Before issuing a Policy on a full medical underwriting basis, we will require that the proposed Insured meet certain underwriting standards satisfactory to us. In simplified issue cases, the application will ask 3 medical questions about the Insured. We reserve the right to revise our rules from time to time to specify a different Minimum Face Amount for subsequently issued policies. Acceptance is subject to our underwriting rules. We reserve the right to reject an application for any reason permitted by law.


       Amount and Timing of Premiums. Each subsequent premium payment must be at least $300. Subject to certain limitations described below, you have considerable flexibility in determining the amount and frequency of premium payments.

       At the time of application, you may select a Planned Periodic Premium schedule, based on a periodic billing mode of annual, semi-annual, or quarterly payments. You may request us to send a premium reminder notice at the specified interval. You may change the Planned Periodic Premium frequency and amount. Payments may be made by wire transfer or by check.

       You are not required to pay the Planned Periodic Premiums in accordance with the specified schedule. You may pay premiums in any amount (subject to the $300 minimum and the limitations described in the next section), frequency and time period. Payment of the Planned Periodic Premiums will not, however, guarantee that the Policy will remain in force (except that if such premiums are at least equal to the Cumulative Minimum Monthly Premium, then the Policy will remain in force for at least 5 years). Instead, the duration of the Policy depends upon the Policy's Net Account Value. Thus, even if Planned Periodic Premiums are paid, the Policy will lapse whenever the Net Account Value is insufficient to pay the Monthly Deductions and any other charges under the Policy and if a Grace Period expires without an adequate payment by you (unless the Policy is in its first five years, and the Cumulative Minimum Monthly Premium has been paid).

       Any payments made while there is an outstanding Policy loan will be applied as premium payments rather than loan repayments, unless we are notified in writing that the amount is to be applied as a loan repayment. No premium payments may be made after the Insured reaches Attained Age 99. However, loan repayments will be permitted after Attained Age 99.

       Higher premium payments under Death Benefit Option A, until the Death Benefit Factor times the Cash Surrender Value exceeds the Face Amount, will generally result in a lower Net Amount at Risk, and lower Cost of Insurance Charges against the Policy. Conversely, lower premium payments in this situation will result in a higher Net Amount at Risk, which will result in higher Cost of Insurance Charges under the Policy.

       Under Death Benefit Option B, until the Death Benefit Factor times the Cash Surrender Value exceeds the Face Amount plus the Account Value, the level of premium payments will not affect the Net Amount at Risk. (However, both the Account Value and Death Benefit will be higher if premium payments are higher, and lower if premium payments are lower.)

       Under either Death Benefit Option, if the Death Benefit is based on the Death Benefit Factor times the Cash Surrender Value, then higher premium payments will result in a higher Net Amount at Risk, and higher Cost of Insurance Charges. Lower premium payments will result in a lower Net Amount at Risk, and lower Cost of Insurance Charges.

       Premium Limitations. With regard to a Policy's inside build-up, in the case of Policies to which the Guideline Premium Test for federal income tax law compliance applies, the Internal Revenue Code of 1986 (the "Code") provides for exclusion of the Death Benefit from gross income if total premium payments do not exceed certain stated limits. In no event can the total of all premiums paid under a Policy exceed such limits. If at any time a premium is paid which would result in total premiums exceeding such limits, we will only accept that portion of the premium which would make total premiums equal the maximum amount which may be paid under the Policy. The excess will be promptly refunded, and in the cases of premiums paid by check, after such check has cleared. If there is an outstanding loan on the Policy, the excess may instead be applied as a loan repayment.

       The maximum premium limitations set forth in the Code depend in part upon the amount of the Death Benefit at any time. As a result, any Policy changes which affect the amount of the Death Benefit may affect whether cumulative premiums paid under the Policy exceed the maximum premium limitations. To the extent that any such change would result in cumulative premiums exceeding the maximum premium limitations, we will not effect such change. (See "Federal Income Tax Considerations," Page 33.)

       Unless the Insured provides satisfactory evidence of insurability, we reserve the right to limit the amount of any premium payment if it increases the Net Amount at Risk.

       For Policies to which the Cash Value Accumulation Test for federal income tax law compliance applies, the Internal Revenue Code does not provide any limits on premium payments in determining whether a policy qualifies as life insurance under the Code.

       Allocation of Net Premiums. The Net Premium equals the premium paid less the Premium Loads. In the application for the Policy, you will indicate how
Net Premiums should be allocated among the Subaccounts of the Separate
Account. You may change these allocations at any time by written notice to the Third Party Administrator. The percentages of each Net Premium that may be allocated to any Subaccount must be in whole numbers of not less than 5%, and the sum of the allocation percentages must be 100%. Except in the circumstances described in the following paragraph, National Life will allocate the Net Premiums as of the Valuation Date it receives such premium at its Home Office or at the office of the Third Party Administrator, based on the allocation percentages then in effect.

       Any portion of the Initial Premium and any subsequent premiums received by National Life before the end of the free-look period will be allocated to the Money Market Subaccount. For this purpose, we will assume that the free-look period will end on the earliest of (a) the end of the tenth day following receipt of the Policy by you, if we receive at our Home Office a signed delivery receipt for the Policy on or before that date; (b) the end of the day on which we receive at the Home Office a signed delivery receipt for the Policy, if on or between the eleventh and nineteenth days after the date the Policy is issued; or (c) 20 days after the date the Policy is issued. On the earliest Valuation Date set forth above, we will allocate the amount in the Money Market Subaccount to each of the Subaccounts selected in the application based on the allocation percentage set forth in the application for such Subaccount.

       The values of the Subaccounts will vary with their investment experience. You bear the entire investment risk. You should periodically review your allocation percentages in light of market conditions and your overall financial objectives.

       Transfers. You may transfer the Account Value among the Subaccounts of the Separate Account on any business day by making a written transfer request to us. Transfer requests must be in a form acceptable to us. Transfers among the Subaccounts of the Separate Account are made as of the Valuation Date on which the request for transfer is received at the office of the Third Party Administrator. You may transfer all or part of the amount in one of the Subaccounts of the Separate Account to another Subaccount or Subaccounts. However, Account Value may not be allocated to more than ten Subaccounts at any one time.

       Currently an unlimited number of transfers is permitted without charge, and we have no current intent to impose a transfer charge in the foreseeable future. However, we reserve the right, upon prior notice to Policy Owners, to change this policy so as to deduct a transfer charge of up to $25 from each transfer in excess of the twelfth transfer during any one Policy Year. All transfers effected on the same Valuation Date are treated as one transfer transaction. Transfers resulting from Policy loans, the exercise of the transfer right for change of investment policy, and the reallocation from the Money Market Subaccount following the free look period after the Date of Issue, will not be subject to a transfer charge and will not count against the twelve free transfers in any Policy Year. Under present law, transfers are not taxable transactions.

       Policy Lapse. The failure to make a premium payment will not itself cause a Policy to lapse. Lapse will only occur when the Net Account Value is insufficient to cover the Monthly Deductions and other charges under the Policy and the Grace Period expires without a sufficient payment. During the first five Policy Years, the Policy will not lapse so long as the Cumulative Minimum Monthly Premium has been paid.

       The Policy provides for a 61-day Grace Period that is measured from the date on which notice is sent by National Life. The Policy does not lapse, and the insurance coverage continues, until the expiration of this Grace Period. In order to prevent lapse, you would have to during the Grace Period make a premium payment equal to the sum of any amount by which the past Monthly Deductions have been in excess of Net Account Value, plus three times the Monthly Deduction due the date the Grace Period began. The notice sent by National Life will specify the payment required to keep the Policy in force. Failure to make a payment at least equal to the required amount within the Grace Period will result in lapse of the Policy without value.

       Reinstatement. A Policy that lapses without value may be reinstated at any time within five years after the beginning of the Grace Period by submitting evidence of the Insured's insurability satisfactory to National Life and payment of an amount sufficient to provide for two times the Monthly Deduction due on the date the Grace Period began plus three times the Monthly Deduction due on the effective date of reinstatement, which is, unless otherwise required by state law, the Monthly Policy Date on or next following the date the reinstatement application is approved. Upon reinstatement, the Account Value will be based upon the premium paid to reinstate the Policy and the Policy will be reinstated with the same Date of Issue as it had prior to the lapse. The Policy Protection Period may not be reinstated.


       For Policies that are intended to be used in multiple employer welfare benefit plans established under section 419A(f)(6) of the Internal Revenue Code, you should be aware that there is a risk that the intended tax consequences of such a plan may not be realized. Congress is currently considering legislation that might remove some or all of the tax advantage of these plans and the Internal Revenue Service has raised questions about certain of these arrangements under existing law. We do not guarantee any particular tax consequences of any use of the Policies, including but not limited to use in these so-called "section 419 plans." We recommend that you seek independent tax advice with respect to applications in which you seek particular tax consequences.


                             CHARGES AND DEDUCTIONS

       Charges will be deducted in connection with the Policy to compensate National Life for (a) providing the insurance and other benefits set forth in the Policy; (b) administering the Policy; (c) assuming certain mortality and other risks in connection with the Policy; and (d) incurring expenses in distributing the Policy including costs associated with printing prospectuses and sales literature and sales compensation. National Life may realize a profit from any charges. Any such profit may be used for any purpose, including payment of distribution expenses.

PREMIUM LOADS

       A Premium Load will be deducted from each premium payment. The Premium Load consists of the Distribution Charge and the Premium Tax Charge.

       The Distribution Charge is equal to, in Policy Year 1, 13% of premiums paid during the Policy Year up to the Target Premium, and 0.5% of premiums paid in excess of the Target Premium. In Policy Years 2 through 7, the Distribution Charge is equal to 15% of premiums paid during a Policy Year up to the Target Premium, and 2.5% of premiums paid in excess of the Target Premium in any such Policy Year. In Policy Years 8 and thereafter, the Distribution Charge will be 5% of premiums paid during a Policy Year up to the Target Premium, and 2.5% of premiums paid in excess of the Target Premium in any such Policy Year. For this purpose, the Target Premium equals 1.25 times the annual whole life premium which would be calculated for the Policy using the applicable 1980 Commissioners Standard Ordinary Mortality Table and an interest rate of 3.5%.

       The Premium Tax Charge will vary from state to state, and will be equal to the actual amount of premium tax assessed in the jurisdiction in which the Policy is sold. Currently all states impose a premium tax on life insurance policies sold by Vermont-domiciled insurance companies. Premium taxes generally range from 2% to 3.5%. Premium taxes may range up to 4% for certain cities in South Carolina and 12% for certain jurisdictions in Kentucky.

MONTHLY DEDUCTIONS

       Charges will be deducted from the Account Value on the Date of Issue and on each Monthly Policy Date. The Monthly Deduction consists of four components -
(a) the Cost of Insurance Charge, (b) the Policy Administration Charge, (c) for Policies issued on the basis of full medical underwriting, the Underwriting Charge, and (d) for Policies containing a Term Rider, the charges associated with the Term Rider. Because portions of the Monthly Deduction, such as the Cost of Insurance Charge, can vary from Policy Month to Policy Month, the Monthly Deduction may vary in amount from Policy Month to Policy Month. The Monthly Deduction will be deducted on a pro rata basis from the Subaccounts of the Separate Account.

       Cost of Insurance Charge. The monthly Cost on Insurance Charge is calculated by multiplying the cost of insurance rate or rates by the Net Amount at Risk for each Policy Month. Because both the Net Amount at Risk and the variables that determine the cost of insurance rate, such as the Insured's age and the Duration of the Policy, may vary, the Cost of Insurance Charge will likely be different from month to month.

               (1) Net Amount At Risk. The Net Amount at Risk on any Monthly Policy Date is approximately the amount by which the Death Benefit exceeds the Account Value. It measures the amount that National Life would have to pay in excess of the Policy's Account Value if the Insured died. The actual calculation uses the Death Benefit divided by 1.00327234 to take into account assumed monthly earnings at an annual rate of 4%. The Net Amount at Risk is determined separately for the Face Amount on the Date of Issue and any increases in Face Amount. In determining the Net Amount at Risk for each increment of Face Amount, the Account Value is first applied to the Face Amount on the Date of Issue. If the Account Value exceeds the Face Amount on the Date of Issue, the excess is then applied to any increases in Face Amount in the order such increases took effect.

       If the Net Amount at Risk increases, your monthly Cost of Insurance Charge will increase proportionately. The Net Amount at Risk may increase if, for example, the Death Benefit is based on the Face Amount and the Account Value decreases because of negative investment results. The Net Amount at Risk may also increase if the Death Benefit is based on the Death Benefit Factor times the Cash Surrender Value and the Account Value rises because of positive investment results. The Net Amount at Risk may decrease in the opposite situations, and if it does, your monthly Cost of Insurance Charge will decrease proportionately.

               (2) Cost of Insurance Rate. Policies may be issued

                     (a) after full medical underwriting of the proposed
                     Insured,

                     (b) on a guaranteed issue basis, where no medical underwriting is required prior to issuance of a Policy, or

                     (c) on a simplified underwriting basis, under which medical underwriting is limited to requiring the proposed Insured to answer three medical questions on the application.

Current cost of insurance rates for Policies issued on a guaranteed issue basis or a simplified underwriting basis are higher than current standard cost of insurance rates for healthy Insureds who undergo medical underwriting.


               Guaranteed Rates. The guaranteed maximum cost of insurance rates are set forth in the Policy, and will depend on the Insured's Attained Age, Rate Class, and the applicable 1980 Commissioners Standard Ordinary
Smoker/Nonsmoker/Unismoker Mortality Table. If you are based in Montana you must generally select a "unisex" Rate Class.

               Current Rates and How They are Determined. The actual cost of insurance rates used ("current rates") will depend on the Insured's Attained Age, Rate Class, underwriting method, and Duration. These current cost of insurance rates are set based on National Life's anticipated mortality experience. Generally rates are higher for an older Insured, if the Insured is a smoker, or if the Insured is in a substandard rate class (usually because of a health issue). Rates may also be higher for a Policy that has a longer Duration, compared to another Policy with identical characteristics and a shorter Duration. As noted above, rates for Policies issued on the basis of guaranteed issue or simplified issue will generally be higher. We periodically review the adequacy of our current cost of insurance rates and may adjust their level if our anticipated mortality experience changes. However, our cost of insurance ratess will never exceed guaranteed maximum cost of insurance rates. Any change in the current cost of insurance rates will apply to all persons of the same Issue Age, Rate Class, underwriting method, and with Policies of the same Duration.

       A cost of insurance rate is determined separately for the Face Amount on the Date of Issue and any increases in Face Amount. In calculating the Cost of Insurance Charge, the rate for the Rate Class on the Date of Issue is applied to the Net Amount at Risk for the Face Amount on the Date of Issue (see "Rate Class", below). For each increase in Face Amount, the rate for the Rate Class applicable to the increase is used. If, however, the Death Benefit is based on the Cash Surrender Value times the Death Benefit Factor, the rate for the Rate Class for the Face Amount on the Date of Issue will be used for the amount of the Death Benefit in excess of the total Face Amount.

       Rate Class. The Rate Class of the Insured will affect the guaranteed and current cost of insurance rates. National Life currently places Insureds into, for each of guaranteed issue, simplified issue, and full medical underwriting, male non-smoker, female non-smoker, unisex non-smoker, male smoker, female smoker, unisex nonsmoker, unisex unismoker, male unismoker, and female unismoker Rate Classes. For full medical underwriting cases, substandard rate classes may also apply. Substandard, Smoker, male, guaranteed issue and simplified issue Rate Classes reflect higher mortality risks. None of the unisex Rate Classes are available in the state of Florida.

       Term Rider Charge. For Policies which include the Term Rider, the charge for the Term Rider will be the Supplemental Term Insurance Amount, divided by 1.00327234, times the same cost of insurance rates that apply to the Net Amount at Risk for the Face Amount.

       Policy Administration Charge. The Policy Administration Charge, which is currently $5.50 per month, will be deducted from the Account Value on the Date of Issue and each Monthly Policy Date as part of the Monthly Deduction. The Policy Administration Charge may be increased, but is guaranteed never to exceed $8.00 per month.

       Underwriting Charge. Policies issued on the basis on full medical underwriting will be assessed an Underwriting Charge, deducted monthly as part of the Monthly Deduction. The Underwriting Charge totals $20 in Policy Year 1, and $45 in each of the next four Policy Years. Policies issued on the basis of guaranteed issue or simplified issue will not be assessed an Underwriting Charge.

MORTALITY AND EXPENSE RISK CHARGE

      A daily Mortality and Expense Risk Charge will be assessed against the Separate Account. The current annual rates are set forth below for the various Policy Years of a Policy.


        For Policy Years 1 - 7: 0.22% of Account Value in the Separate Account For Policy Years 8 -10: 0.12% of Account Value in the Separate Account For Policy Years 11-20: 0.02% of Account Value in the Separate Account; and
        For Policy Year 21 and thereafter: 0.00% of Account Value in the Separate Account.


      We may increase the above rates for the Mortality and Expense Risk Charge, but the charge is guaranteed not to exceed 0.60% of Account Value in the Separate Account at all times.

SEPARATE ACCOUNT ADMINISTRATION CHARGE

      A daily Separate Account Administration Charge is assessed against the Separate Account for our expenses incurred in connection with separate account administration. This daily charge is assessed at an annual rate of 0.10% of the Account Value in each Subaccount of the Separate Account. This charge is guaranteed not to increase.


TRANSFER CHARGE

      Currently, unlimited transfers are permitted among the Subaccounts. We have no present intention to impose a transfer charge in the foreseeable future. However, we reserve the right to impose in the future a transfer charge of up to $25 on each transfer in excess of twelve transfers in any Policy Year.

      If imposed, the transfer charge will be deducted from the Subaccounts based on the proportion that each Subaccount's value bears to the total Account Value in the Separate Account. All transfers effected on the same Valuation Date would be treated as one transfer transaction. The transfer charge will not apply to transfers resulting from Policy loans, the exercise the transfer right due to the change in investment policy of a Subaccount, or the initial reallocation of Account Values from the Money Market Subaccount to other Subaccounts, These transfers will not count against the twelve free transfers in any Policy Year.

OTHER CHARGES

      The Separate Account purchases shares of the Funds at net asset value. The net asset value of those shares reflect management fees and expenses already deducted from the assets of the Funds' Portfolios. The fees and expenses for the Funds and their Portfolios are described briefly in connection with a general description of each Fund.

      More detailed information is contained in the Funds' Prospectuses which accompany this Prospectus.

POSSIBLE CHARGE FOR NATIONAL LIFE'S TAXES

      At the present time, National Life makes no charge for any Federal, state or local taxes (other than state premium taxes or the DAC Tax) that the Company incurs that may be attributable to the Separate Account or to the Policies. National Life, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Accounts or to the Policies. If any tax charges are made in the future, they will be accumulated daily and transferred from the Separate Account to National Life's general account. Any investment earnings on tax charges accumulated in the Separate Account will be retained by National Life.

                          POLICY RIGHTS AND PRIVILEGES

LOAN PRIVILEGES

      General. You may, on any Valuation Date, borrow money from National Life using the Policy as the only security for the loan. The amount of these loans may not exceed the Policy's Net Account Value on the date of receipt of the loan request, minus three times the Monthly Deduction for the next Monthly Policy Date. While the Insured is living, you may repay all or a portion of a loan and accrued interest. Loans may be taken by making a written request to the Third Party Administrator. Loan proceeds will be paid within seven days of the Valuation Date on which a valid loan request is received at the office of the Third Party Administrator.

      Interest Rate Charged. The interest rate charged on Policy loans will be as follows:

               Policy Years 1 - 7 : 4.60% per year
               Policy Years 8 - 10 : 4.50% per year
               Policy Years 11 - 20 : 4.40% per year
               Policy Years 21 and thereafter: 4.35% per year

      Interest is charged from the date of the loan and will be added to the loan balance at the end of the Policy Year and bear interest at the same rate.

      Allocation of Loans and Collateral. When a Policy loan is taken, Account Value is held in the Loan Account as Collateral for the Policy loan. Account Value is taken from the Subaccounts of the Separate Account based upon the proportion that each Subaccount's value bears to the total Account Value in the Separate Account.

      The Collateral for a Policy loan will initially be the loan amount. Any loan interest due and unpaid will be added to the Policy loan. We will take additional Collateral for such loan interest so added pro rata from the Subaccounts of the Separate Account, and hold the Collateral in the Loan Account. At any time, the amount of the outstanding loan under a Policy equals the sum of all loans (including due and unpaid interest added to the loan balance) minus any loan repayments.

      Interest Credited to Amounts Held as Collateral. We will credit the amount held in the Loan Account as Collateral with interest at an effective annual rate of 4%.

      Effect of Policy Loan. Policy loans, whether or not repaid, will have a permanent effect on the Account Value, and may permanently affect the Death Benefit under the Policy. The effect on the Account Value and Death Benefit could be favorable or unfavorable, depending on whether the investment performance of the Subaccounts is less than or greater than the interest being credited on the amounts held as Collateral in the Loan Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under a Policy will be lower when the credited interest rate on Collateral is less than the investment experience of assets held in the Separate Account. The longer a loan is outstanding, the greater the effect a Policy loan is likely to have. The Death Benefit will be reduced by the amount of any outstanding Policy loan.

      Loan Repayments. We will assume that any payments made while there is an outstanding loan on the Policy are premium payments, rather than loan repayments, unless it receives written instructions that a payment is a loan repayment. In the event of a loan repayment, the amount held as Collateral in the Loan Account will be reduced by an amount equal to the repayment, and such amount will be transferred to the Subaccounts of the Separate Account based on the proportion that each Subaccount's value bears to the total Account Value in the Separate Account.

      Lapse With Loans Outstanding. The amount of an outstanding loan under a Policy plus any accrued interest on outstanding loans is not part of Net Account Value. Therefore, the larger the amount of an outstanding loan, the more likely it is that the Policy could lapse. (See "How the Duration of the Policy May Vary," Page 20 and "Policy Lapse," Page 23.) In addition, if the Policy is not a Modified Endowment Policy, lapse of the Policy with outstanding loans may result in adverse federal income tax consequences. (See "Tax Treatment of Policy Benefits," Page 34.)

      Tax Considerations. Any loans taken from a "Modified Endowment Contract" will be treated as a taxable distribution. In addition, with certain exceptions, a 10% additional income tax penalty will be imposed on the portion of any loan that is included in income. (See "Distributions from Policies Classified as Modified Endowment Contracts," Page 35.)

SURRENDER PRIVILEGE

      At any time before the death of the Insured, you may surrender the Policy for its Net Cash Surrender Value. The Net Cash Surrender Value will equal the Cash Surrender Value less any Policy loan and accrued interest. The Net Cash Surrender Value will be determined by National Life on the Valuation Date it receives, at its Home Office or at the office of the Third Party Administrator, a written surrender request signed by the Owner, and the Policy. Coverage under the Policy will end on the day you mail or otherwise send the written surrender request and the Policy to National Life. We will ordinarily mail surrender proceeds to you within seven days of receipt of the request. (See "Other Policy Provisions - Payment of Policy Benefits", Page 30.)

      A surrender may have Federal income tax consequences. (See "Tax Treatment of Policy Benefits," Page 34).

WITHDRAWAL OF  NET ACCOUNT VALUE

      Before the death of the Insured and on any Valuation Date after the first Policy Anniversary, you may withdraw a portion of the Policy's Net Account Value. The maximum Withdrawal is the Net Account Value on the date of receipt of the Withdrawal request, minus three times the Monthly Deduction on the most recent Monthly Policy Date.

      The Withdrawal will be taken from the Subaccounts of the Separate Account based upon the proportion that each Subaccount's value bears to the total Account Value in the Separate Account.

      The effect of a Withdrawal on the Death Benefit and Face Amount will vary depending upon the Death Benefit Option and federal tax death benefit compliance test in effect and whether the Death Benefit is based on the applicable Death Benefit Factor times the Cash Surrender Value. (See "Death Benefit Options," Page 17.)

      Option A. The effect of a Withdrawal on the Face Amount and Death Benefit under Option A and the Guideline Premium Test for tax law compliance is as follows:

             If the Face Amount divided by the Death Benefit Factor times the Cash Surrender Value exceeds the Account Value just after the Withdrawal, a Withdrawal will reduce the Face Amount by the lesser of such excess and the amount of the Withdrawal.

             For the purposes of this illustration (and the following illustrations of Withdrawals), assume that the Attained Age of the Insured is under 40, there is no indebtedness and there is no Term Insurance Amount. The applicable Death Benefit Factor is 250% for an Insured with an Attained Age under 40, if the Guideline Premium Test is in effect as the federal tax death benefit compliance test.

             Under Option A, a Policy with a Face Amount of $300,000 and an Account Value of $30,000 will have a Death Benefit of $300,000. Assume that the Owner takes a Withdrawal of $10,000 The Withdrawal will reduce the Account Value to $20,000 ($30,000 - $10,000) after the Withdrawal. The Face Amount divided by the Death Benefit Factor is $120,000 ($300,000 / 2.50), which exceeds the Account Value after the Withdrawal by $100,000 ($120,000 - $20,000). The lesser of this excess and the amount of the Withdrawal is $10,000, the amount of the Withdrawal. Therefore, the Face Amount will be reduced by $10,000 to $290,000.

             If the Face Amount plus the Term Insurance Amount, divided by the applicable Death Benefit Factor times the Cash Surrender Value does not exceed the Cash Surrender Value just after the Withdrawal, then the Face Amount is not reduced. The Face Amount will be reduced by the lesser of such excess or the amount of the Withdrawal.

             A decrease in total insurance coverage shall apply first to any Supplemental Term Insurance Amount provided by a Term Rider on this Policy, then to any increase in Face Amount in reverse order in which they were made, and then to the Face Amount on the Date of Issue.

             Under Option A, a policy with a Face Amount of $300,000, an Account Value of $150,000, and no Term Insurance Amount will have a Death Benefit of $375,000 ($150,000 x 2.50). Assume that the Owner takes a Withdrawal of $10,000. The Withdrawal will reduce the Account Value to $140,000 ($150,000 - $10,000). The Face Amount divided by the applicable Death Benefit Factor is $120,000, which does not exceed the Account Value after the Withdrawal. Therefore, the Face Amount stays at $300,000 and the Death Benefit is $350,000 ($140,000 x 2.50).

      Option B. The Face Amount will never be decreased by a Withdrawal. A Withdrawal will, however, always decrease the Death Benefit.

             If the Death Benefit plus any outstanding Policy loans and any unpaid Monthly Deductions equals the Face Amount plus the Account Value, a Withdrawal will reduce the Account Value by the amount of the Withdrawal and thus the Death Benefit will also be reduced by the amount of the Withdrawal.

             Under Option B, a Policy with a Face Amount of $300,000 and an Account Value of $90,000 will have a Death Benefit of $390,000 ($300,000 + $90,000), assuming no outstanding Policy loans and no unpaid Monthly Deductions. Assume the Owner takes a Withdrawal of $20,000. The Withdrawal will reduce the Account Value to $70,000 ($90,000 - $20,000) and the Death Benefit to $370,000 ($300,000 + $70,000). The Face Amount is unchanged.

             If the Death Benefit immediately prior to the Withdrawal is based on the applicable Death Benefit Factor times the Cash Surrender Value, the Death Benefit will be reduced to equal the greater of (a) the Face Amount plus the Account Value after deducting the amount of the Withdrawal and Withdrawal Charge and (b) the applicable Death Benefit Factor times the Cash Surrender Value after deducting the amount of the Withdrawal.

             Under Option B, a Policy with a Face Amount of $300,000 and an Account Value of $210,000 will have a Death Benefit of $525,000 ($210,000 X 2.5), assuming no Policy loans outstanding and no unpaid Monthly Deductions. Assume the Owner takes a Withdrawal of $60,000. The Withdrawal will reduce the Account Value to $150,000 ($210,000 - $60,000), and the Death Benefit to the greater of (a) the Face Amount plus the Account Value, or $450,000 ($300,000 + $150,000) and (b) the Death Benefit based on the applicable Death Benefit Factor times the Cash Surrender Value, or $375,000 ($150,000 X 2.50). Therefore, the Death Benefit will be $450,000.
      The Face Amount is unchanged.

      If you have elected the Cash Value Accumulation Test for tax law compliance, a Withdrawal will decrease Face Amount by an amount equal to the amount withdrawn times 1.00327374.

      Because a Withdrawal can affect the Face Amount and the Death Benefit as described above, a Withdrawal may also affect the Net Amount at Risk which is used to calculate the Cost of Insurance Charge under the Policy. (See "Cost of Insurance Charge," Page 24.) Since a Withdrawal reduces the Net Account Value, the likelihood that the Policy will lapse is increased. (See "Policy Lapse," Page 23.) A request for Withdrawal may not be allowed if such Withdrawal would reduce the Face Amount below the Minimum Face Amount for the Policy. Also, if a Withdrawal would result in cumulative premiums exceeding the maximum premium limitations applicable under the Code for life insurance under the Guideline Premium Test, we will not allow such Withdrawal.

You may request a Withdrawal only by sending a signed written request to the Third Party Administrator. A Withdrawal will ordinarily be paid within seven days of the Valuation Date on which a valid Withdrawal request is received.

      A Withdrawal of Net Account Value may have Federal income tax consequences. (See "Tax Treatment of Policy Benefits," Page 34.)

FREE-LOOK PRIVILEGE

      The Policy provides for a "free-look" period, during which you may cancel the Policy and receive a refund equal to the premiums paid on the Policy. This free-look period ends on the later of the end of the 10th day after you receive the Policy, or any longer period provided by state law. To cancel the Policy, you must return the Policy to National Life or to an agent of National Life within this period with a written request for cancellation.

TRANSFER RIGHT FOR CHANGE IN INVESTMENT POLICY

If the investment policy of a Subaccount of the Separate Account is materially changed, you may transfer the portion of the Account Value in such Subaccount to another Subaccount, without regard to any limits on transfers or free transfers.


AVAILABLE AUTOMATED FUND MANAGEMENT FEATURES

      We currently offer, at no charge to you, two automated fund management features. Only one of these features may be active for any single Policy at any time. We are not legally obligated to continue to offer these features. Although we have no current intention to do so, we may cease offering one or both these features at any time, after providing 60 days prior written notice to all Owners who are then utilizing the features being discontinued

      Dollar Cost Averaging. This feature permits you to automatically transfer funds from the Money Market Subaccount to any other Subaccounts on a monthly basis. You may elect Dollar Cost Averaging at issue by marking the appropriate box on the initial application, and completing the appropriate instructions. You may also begin a Dollar Cost Averaging program after issue by filling out similar information on a change request form and sending it to us at our Home Office.

      If you elect this feature, we will take the amount to be transferred from the Money Market Subaccount and transfer it to the Subaccount or Subaccounts designated to receive the funds, each month on the Monthly Policy Date. If you elect Dollar Cost Averaging on your application for the Policy, it will start with the Monthly Policy Date after the date that is 20 days after issue. If you begin a Dollar Cost Averaging program after the free look period is over, it will start on the next Monthly Policy Date. Dollar Cost Averaging will continue until the amount in the Money Market Subaccount is depleted. The minimum monthly transfer by Dollar Cost Averaging is $100, except for the transfer which reduces the amount in the Money Market Subaccount to zero. You may discontinue Dollar Cost Averaging at any time by sending an appropriate change request form to the Home Office. You may not use the dollar cost averaging feature to transfer Accumulated Value to the General Account.

      Dollar Cost Averaging allows you to move funds into the various investment types on a more gradual and systematic basis than the frequency on which you pay premiums. The dollar cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high. The periodic investment of the same amount will result in higher numbers of units being purchased when unit prices are lower, and lower numbers of units being purchased when unit prices are higher. This technique will not, however, assure a profit or protect against a loss in declining markets. Moreover, for the dollar cost averaging technique to be effective, amounts should be available for allocation from the Money Market Subaccount through periods of low price levels as well as higher price levels.

      Portfolio Rebalancing. This feature permits you to automatically rebalance the value in the Subaccounts on a semi-annual basis, based on your premium allocation percentages in effect at the time of the rebalancing. You may elect it at issue by marking the appropriate box on the application, or, after issue, by completing a change request form and sending it to our Home Office.

      In Policies utilizing Portfolio Rebalancing from the Date of Issue, an automatic transfer will take place which causes the percentages of the current values in each Subaccount to match the current premium allocation percentages, starting with the Monthly Policy Date six months after the Date of Issue, and then on each Monthly Policy Date six months thereafter. Policies electing Portfolio Rebalancing after issue will have the first automated transfer occur as of the Monthly Policy Date on or next following the date we receive the election at our Home Office, and subsequent rebalancing transfers will occur every six months from that date. You may discontinue Portfolio Rebalancing at any time by submitting an appropriate change request form to us at our Home Office.

      If you change your Policy's premium allocation percentages, Portfolio Rebalancing will automatically be discontinued unless you specifically direct otherwise.

      Portfolio Rebalancing will result in periodic transfers out of Subaccounts that have had relatively favorable investment performance in relation to the other Subaccounts to which a Policy allocates premiums, and into Subaccounts which have had relatively unfavorable investment performance in relation to the other Subaccounts to which the Policy allocates premiums. Portfolio rebalancing does not guarantee a profit or protect against a loss.


                             OTHER POLICY PROVISIONS

      Indefinite Policy Duration. The Policy can remain in force indefinitely (in Texas and Maryland, however, the Policy matures at Attained Age 99 at which time National Life will pay the Net Cash Surrender Value to the Owner in one sum unless a Payment Option is chosen, and the Policy will terminate). However, for a Policy to remain in force after the Insured reaches Attained Age 99, if the Face Amount is greater than the Account Value, the Face Amount will automatically be decreased to the current Account Value. Also, at Attained Age 99 Option B automatically becomes Option A, and no premium payments are allowed after Attained Age 99, although loan repayments are allowed. The tax treatment of a Policy's Account Value after Age 100 is unclear, and you may wish to discuss this treatment with a tax advisor.

      Payment of Policy Benefits. You may decide the form in which Death Benefit proceeds will be paid. During the Insured's lifetime, you may arrange for the Death Benefit to be paid in a lump sum or under a Settlement Option. These choices are also available upon surrender of the Policy for its Net Cash Surrender Value. If no election is made, payment will be made in a lump sum. The Beneficiary may also arrange for payment of the Death Benefit in a lump sum or under a Settlement Option. If paid in a lump sum, the Death Benefit under a Policy will ordinarily be paid to the Beneficiary within seven days after National Life receives proof of the Insured's death at its Home Office and all other requirements are satisfied. If paid under a Settlement Option, the Death Benefit will be applied to the Settlement Option within seven days after National Life receives proof of the Insured's death at its Home Office and all other requirements are satisfied.

      Interest at the annual rate of 4% or any higher rate declared by us or required by law is paid on the Death Benefit from the date of death until payment is made.

      Any amounts payable as a result of surrender, will ordinarily be paid within seven days of receipt of written request at National Life's Home Office or the office of the Third Party Administrator in a form satisfactory to National Life. Any amounts payable as a result of a Withdrawal or Policy loan will ordinarily be paid within seven days of the Valuation Date on which such Withdrawal or Policy loan is validly requested.

      Generally, the amount of a payment will be determined as of the date of receipt by National Life or the Third Party Administrator of all required documents. However, National Life may defer the determination or payment of such amounts if the date for determining such amounts falls within any period during which: (1) the disposal or valuation of a Subaccount's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the SEC's rules and regulations, trading is restricted or an emergency is deemed to exist; or (2) the SEC by order permits postponement of such actions for the protection of National Life policyholders.

      We may postpone any payment under the Policy derived from an amount paid by check or draft until we are is satisfied that the check or draft has been paid by the bank upon which it was drawn.

      The Policy. The Policy and a copy of the applications attached thereto are the entire contract. Only statements made in the applications can be used to void the Policy or deny a claim. The statements are considered representations and not warranties. Only one of National Life's duly authorized officers or registrars can agree to change or waive any provisions of the Policy and only in writing. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.


      Split Dollar Arrangements. The Owner or Owners may enter into a Split Dollar Arrangement between each other or another person or persons whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., Net Cash Surrender Value or Death Benefit) are split between the parties. There are different ways of allocating such rights.

      For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the Net Cash Surrender Value. The employee may designate the Beneficiary to receive any Death Benefit in excess of the Net Cash Surrender Value. If the employee dies while such an arrangement is in effect, the employer would receive from the Death Benefit the amount which the employer would have been entitled to receive upon surrender of the Policy and the employee's Beneficiary would receive the balance of the proceeds.

      No transfer of Policy rights pursuant to a Split Dollar Arrangement will be binding on National Life unless in writing and received by National Life.

      National Life does not impose any fee with respect to split dollar arrangements.

      The parties who elect to enter into a Split Dollar Arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement.

      Assignments. You may assign any and all rights under the Policy. No assignment binds National Life unless in writing and received by us. National Life assumes no responsibility for determining whether an assignment is valid or the extent of the assignee's interest. All assignments will be subject to any Policy loan. The interest of any beneficiary or other person will be subordinate to any assignment. A payee who is not also the Owner may not assign or encumber Policy benefits, and to the extent permitted by applicable law, such benefits are not subject to any legal process for the payment of any claim against the payee.

      Misstatement of Age and Sex. If it is found that the amount of any benefit provided by the Policy is incorrect because of misstatement as to age or sex (if applicable), the Account Value and the Death Benefit will be equitably adjusted on the basis of the correct facts. When adjusting the Account Value, the adjustment will take effect on the Monthly Policy Date on or next following the date we have proof to our satisfaction of such misstatement. When adjusting the Death Benefit the adjustment shall take effect as of the Monthly Policy Date preceding the date of death.

      Suicide. In the event of the Insured's suicide, while sane or insane, within two years from the Date of Issue of the Policy (except where state law requires a shorter period), or within two years of the effective date of a reinstatement (unless otherwise required by state law), National Life's liability is limited to the payment to the beneficiary of a sum equal to the premiums paid less any Policy loan and accrued interest and any Withdrawals (since the date of reinstatement, in the case of a suicide within two years of the effective date of a reinstatement), or other reduced amount provided by state law.

      If the Insured commits suicide within two years (or shorter period required by state law) from the effective date of any Policy change which increases the Death Benefit and for which an application is required, the amount which National Life will pay with respect to the increase will be the Cost of Insurance Charges previously made for such increase (unless otherwise required by state law).

      Incontestability. The Policy will be incontestable after it has been in force during the Insured's lifetime for two years from the Date of Issue (or such other date as required by state law). Similar incontestability will apply to an increase in Face Amount or reinstatement after it has been in force during the Insured's lifetime for two years from its effective date.

      Before such times, however, we may contest the validity of the Policy (or changes) based on material misstatements in the initial or any subsequent application.

      Dividends. The Policy is participating; however, no dividends are expected to be paid on the Policy. If dividends are ever declared, they will be paid in cash. At the time of the Insured person's death, the Death Benefit will be increased by dividends payable, if any.

      Correspondence. All correspondence to you will be deemed to have been sent to you if mailed to you at your last known address.

      Settlement Options. In lieu of a single sum payment on death or surrender, an election may be made to apply the Death Benefit under any one of the fixed-benefit Settlement Options provided in the Policy. The options are described below.

      Payment of Interest Only. Interest at a rate of 3.5% per year will be paid on the amount of the proceeds retained by National Life. Upon the earlier of the payee's death or the end of a chosen period, the proceeds retained will be paid to the payee or his or her estate.

      Payments for a Stated Time. Equal monthly payments, based on an interest rate of 3.5% per annum, will be made for the number of years selected.

      Payments for Life. Equal monthly payments, based on an interest rate of 3.5% per annum, will be made for a guaranteed period and thereafter during the life of a chosen person. Guaranteed payment periods may be elected for 0, 10, 15, or 20 years or for a refund period, at the end of which the total payments will equal the proceeds placed under the option.

      Payments of a Stated Amount. Equal monthly payments will be made until the proceeds, with interest at 3.5% per year on the unpaid balance, have been paid in full. The total payments in any year must be at least $10 per month for each thousand dollars of proceeds placed under this option.

      Life Annuity. Equal monthly payments will be made in the same manner as in the above Payments for Life option except that the amount of each payment will be the monthly income provided by National Life's then current settlement rates on the date the proceeds become payable. No additional interest will be paid.

      Joint and Two Thirds Annuity. Equal monthly payments, based on an interest rate of 3.5% per year, will be made while two chosen persons are both living. Upon the death of either, two-thirds of the amount of those payments will continue to be made during the life of the survivor. We may require proof of the ages of the chosen persons.

      50% Survivor Annuity. Equal monthly payments, based on an interest rate of 3.5% per year, will be made during the lifetime of the chosen primary person. Upon the death of the chosen primary person, 50% of the amount of those payments will continue to be made during the lifetime of the secondary chosen person. We may require proof of the ages of the chosen persons.

      We may pay interest in excess of the stated amounts under the first four options listed above, but not the last three. Under the first two, and fourth options above, the payee has the right to change options or to withdraw all or part of the remaining proceeds. For additional information concerning the payment options, see the Policy.

                        SUPPLEMENTAL TERM INSURANCE RIDER

      At your option, the Term Rider, which is subject to the restrictions and limitations set forth in the Rider, may be included in a Policy. Election of the Term Rider will result in the Death Benefit including the Supplemental Term Insurance Amount. The charge for the Term Rider will be an amount included in the Monthly Deduction equal to the Supplemental Term Insurance Amount, divided by 1.00327234, times the cost of insurance rates which apply based on the Insured's then Attained Age, sex (if applicable) and Rate Class applicable to the Insured on the date of issue of the Term Rider. At issue, costs can be decreased by purchasing a higher Supplemental Term Insurance Amount through the use of the Term Rider, since there is no Target Premium associated with the Supplemental Term Insurance Amount, which may have the effect of reducing the Premium Loads. For Policies issued in the State of Florida, the Supplemental Term Insurance Rider is not available after age 95.


                        FEDERAL INCOME TAX CONSIDERATIONS

INTRODUCTION


      The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY

      In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a life insurance policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, National Life believes that a Policy issued on the basis of a standard rate class should satisfy the applicable requirements. There is less guidance, however, with respect to a policy issued on a substandard basis (i.e., a rate class involving higher than standard mortality risk) and it is not clear whether such a policy will in all cases satisfy the applicable requirements, particularly if the Owner pays the full amount of premiums permitted under the Policy. Nevertheless, National Life believes it reasonable to conclude that such a Policy should be treated as a life insurance contract for Federal income tax purposes. If it is subsequently determined that a Policy does not satisfy the applicable requirements, National Life may take appropriate steps to bring the policy into compliance with such requirements and National Life reserves the right to modify the policy as necessary in order to do so.

      In certain circumstances, owners of variable life insurance policies have been considered for Federal income tax purposes to be the owners of the assets of separate accounts supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to separate account assets. There is little guidance in this area, and some features of the policy, such as the flexibility of Policy Owners to allocate premium payments and Accumulated Values, have not been explicitly addressed in published rulings. While National Life believes that the policy does not give Policy Owners investment control over Separate Account assets, we reserve the right to modify the policy as necessary to prevent the Policy Owner from being treated as the owner of the Separate Account assets supporting the Policy.

      In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order for the policy to be treated as a life insurance contract for Federal income tax purposes. It is intended that the Separate Account, through the Funds, will satisfy these diversification requirements.

      The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

      In General. National Life believes that the death benefit under a Policy should be excludible from the gross income of the beneficiary. Federal, state and local estate, inheritance, transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax advisor should be consulted on these consequences.

      Depending on the circumstances, the exchange of a Policy, an increase or decrease of a Policy's Face Amount, a change in the Policy's Death Benefit Option (i.e., a change from Death Benefit Option A to Death Benefit Option B or vice versa, a Policy loan, a Withdrawal, a surrender, a change in ownership, or an assignment of the Policy may have Federal income tax consequences. A tax advisor should be consulted before effecting any of these policy changes.

      Generally, as long as you are not subject to the Alternative Minimum
Tax, you will not be deemed to be in constructive receipt of the Account Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend upon whether the Policy is classified as a "Modified Endowment Contract". Whether a Policy is or is not a Modified Endowment Contract, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax

      Modified Endowment Contracts. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Policy as to premium payments and benefits, the individual circumstances of each Policy will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but generally depend on the amount of premium payments made during the first seven policy years. Certain changes in a policy after it is issued could also cause it to be classified as a Modified Endowment Contract. A current or prospective Policy Owner should consult with a competent advisor to determine whether a policy transaction will cause the Policy to be classified as a Modified Endowment Contract.

      Distributions Other Than Death Benefits from Modified Endowment Contracts. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

      (1) All distributions other than death benefits from a Modified Endowment Contract, including distributions upon surrender and withdrawals, will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policy Owner's investment in the Policy only after all gain has been distributed.

      (2) Loans taken from or secured by a Policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.

      (3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Policy Owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policy Owner or the joint lives (or joint life expectancies) of the Policy Owner and the Policy Owner's beneficiary or designated beneficiary.

               If a Contract becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Contract within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Contract that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

      Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts. Distributions other than death benefits from a Policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the Policy Owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

      Loans from or secured by a Policy that is not classified as a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with preferred Policy loans is less clear and a tax adviser should be consulted about such loans.

      Finally, neither distributions from nor loans from or secured by a Policy that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

      Investment in the Policy. Your investment in the Policy is generally your aggregate premium payments. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

      Policy Loan Interest. In general, interest paid on any loan under a Policy will not be deductible.

      Multiple Policies. All Modified Endowment Contracts that are issued by National Life (or its affiliates) to the same Policy Owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the Policy Owner's income when a taxable distribution occurs.

      Business Uses of the Policy. Businesses can use the Policy in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

      Continuation Beyond Age 100. The tax consequences of continuing the Policy beyond the Insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the Insured's 100th year.

SPECIAL RULES FOR EMPLOYEE BENEFIT PLANS

      If a trustee under a pension or profit-sharing plan, or similar deferred compensation arrangement, owns a Policy, the Federal and state income and estate tax consequences could differ. A tax adviser should be consulted with respect to such consequences. Policies owned under these types of plans may also be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). You should consult a qualified adviser regarding ERISA.

      The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited.

      The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. We report this cost (generally referred to as the "P.S. 58" cost) to the participant annually.

      If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the Accumulated Value is not taxable. However, the Accumulated Value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy.

POSSIBLE TAX LAW CHANGES

      Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

POSSIBLE CHARGES FOR NATIONAL LIFE'S TAXES

      At the present time, National Life makes no charge for any Federal, state or local taxes (other than the charge for state premium taxes and the DAC tax) that may be attributable to the Subaccounts or to the policies. National Life reserves the right to charge the Subaccounts for any future taxes or economic burden National Life may incur.

              LEGAL DEVELOPMENTS REGARDING UNISEX ACTUARIAL TABLES

      In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Court applied its decision only to benefits derived from contributions made on or after August 1, 1983. Subsequent decisions of lower federal courts indicate that in other factual circumstances the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances. The Policies offered by this Prospectus, other than employee benefit plan Policies (see "Special Rules For Employee Benefit Plans," Page __) are based upon actuarial tables which distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy and in determining whether an employee benefit plan Policy is appropriate.



                                  VOTING RIGHTS

      All of the assets held in the Subaccounts of the Separate Account will be invested in shares of corresponding Portfolios of the Funds. The Funds do not hold routine annual shareholders' meetings. Shareholders' meetings will be called whenever each Fund believes that it is necessary to vote to elect the Board of Directors of the Fund and to vote upon certain other matters that are required by the 1940 Act or other applicable law or governing documents to be approved or ratified by the shareholders of a mutual fund. National Life is the legal owner of Fund shares and as such has the right to vote upon any matter that may be voted upon at a shareholders' meeting. However, in accordance with the SEC's view of present applicable law, we will vote the shares of the Funds at meetings of the shareholders of the appropriate Fund or Portfolio in accordance with instructions received from Owners. Fund shares held in each Subaccount of the Separate Account for which no timely instructions from Owners are received will be voted by us in the same proportion as those shares in that Subaccount for which instructions are received.

      Each Owner having a voting interest will be sent proxy material and a form for giving voting instructions. Owners may vote, by proxy or in person, only as to the Portfolios that correspond to the Subaccounts in which their Policy values are allocated. The number of shares held in each Subaccount attributable to a Policy for which you may provide voting instructions will be determined by dividing your Policy's Account Value in that Subaccount by the net asset value of one share of the corresponding Portfolio as of the record date for the shareholder meeting. Fractional shares will be counted. For each share of a Portfolio for which Owners have no interest, we will cast votes, for or against any matter, in the same proportion as Owners vote.

      If required by state insurance officials, National Life may disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Portfolios, or to approve or disapprove an investment policy or investment adviser of one or more of the Portfolios. In addition, National Life may disregard voting instructions in favor of certain changes initiated by an Owner or the Fund's Board of Directors provided that National Life's disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purposes, and the effect the change would have on National Life. If we do disregard voting instructions, we will advise you of that action and its reasons for such action in the next semi-annual report to you.

      Shares of the Funds are currently being offered to variable life insurance and variable annuity separate accounts of life insurance companies other than National Life that are not affiliated with National Life. National Life understands that shares of these Funds also will be voted by such other life insurance companies in accordance with instructions from their policyholders invested in such separate accounts. This will dilute the effect of your voting instructions.

                CHANGES IN APPLICABLE LAW, FUNDING AND OTHERWISE

      The voting rights described in this Prospectus are created under applicable Federal securities laws. To the extent that such laws or regulations promulgated thereunder eliminate the necessity to solicit voting instructions from Owners or restrict such voting rights, National Life reserves the right to proceed in accordance with any such laws or regulations.

      National Life also reserves the right, subject to compliance with applicable law, including approval of Owners, if so required: (1) to make changes in the form of the Separate Account, if in its judgment such changes would serve the interests of Owners or would be appropriate in carrying out the purposes of the Policies, for example: (i) operating the Separate Account as a management company under the 1940 Act; (ii) deregistering the Separate Account under the 1940 Act if registration is no longer required; (iii) combining or substituting separate accounts; (iv) transferring the assets of the Separate Account to another separate account; (v) making changes necessary to comply with, obtain or continue any exemptions from the 1940 Act; or (vi) making other technical changes in the Policy to conform with any action described herein; (2) if in its judgment a Portfolio no longer suits the investment goals of the Policy, or if tax or marketing conditions so warrant, to substitute shares of another investment portfolio for shares of such Portfolio; (3) to eliminate, combine, or substitute Subaccounts and establish new Subaccounts, if in its judgment marketing needs, tax considerations, or investment conditions so warrant; and (4) to transfer assets from a Subaccount to another Subaccount or separate account if the transfer in our judgment would best serve interests of Policy Owners or would be appropriate in carrying out the purposes of the Policies; and (5) to modify the provisions of the Policies to comply with applicable laws. We have reserved all rights in respect of its corporate name and any part thereof, including without limitation the right to withdraw its use and to grant its use to one or more other separate accounts and other entities.

      If your Policy has Account Value in a Subaccount that is eliminated, we will give you at least 30 days notice before the elimination, and will request that you designate the Subaccount or Subaccounts to which the Account Value in the Subaccount to be eliminated should be transferred. If no such designation is received prior to the date of the elimination, then the Account Value in such Subaccount will be transferred to the Money Market Subaccount. In any case, if in the future a transfer charge is imposed or limits on the number of transfers or free transfers are established, no charge will be made for this transfer, and it will not count toward any limit on transfers or free transfers.

                     OFFICERS AND DIRECTORS OF NATIONAL LIFE

      The officers and directors of National Life, as well as their principal occupations during the past five years, are listed below.

                                                                        PRINCIPAL OCCUPATION
NAME AND POSITION                                                       DURING THE PAST FIVE YEARS
-----------------                                                       --------------------------
Patrick E. Welch                                                        1997 to present - Chairman of the Board
        Chairman of the Board,                                          and Chief Executive Officer; 1992 to 1997 -
        Chief Executive Officer                                         Chairman of the Board, Chief Executive
                                                                        Officer and President of GNA Corporation.

Thomas H. MacLeay                                                       1996 to Present - President and Chief
        President, Chief                                                Operating Officer; 1993 to 1996 -
        Operating Officer,                                              Executive Vice President & Chief
        and Director                                                    Financial Officer.

Robert E. Boardman                                                      1994 to present - Chairman of Hickok &
        Director                                                        Boardman Financial Network
                                                                        1967 to present - President of Hickok & Boardman Realty,
                                                                        Inc.

Earle H. Harbison, Jr.                                                  1993 to present:  Chairman of
        Director                                                        Harbison Walker, Inc.

A. Gary Shilling                                                        1978 to present - President of A.
        Director                                                        Gary Shilling & Company, Inc.

James A. Mallon                                                         1998 to present:  Executive Vice President
        Executive Vice President                                        & Chief Marketing Officer; 1996 to 1998:
        Chief Marketing Officer                                         President & Chief Executive Officer - Integon
                                                                        Life Insurance Corporation; 1993 to 1996:  Senior
                                                                        Vice President & Chief Marketing Officer - Commercial
                                                                        Union Life Insurance Company of America.

William A. Smith                                                        1998 to present:  Executive Vice President & Chief
        Executive Vice President &                                      Financial Officer; 1994 to 1998 - Vice President and
        Chief Financial Officer                                         Controller, American Express Financial Advisors.




Rodney A. Buck                                                          2000 to present - Executive Vice President and
        Executive Vice President &                                      Chief Investment Officer; 1996 to 2000 - Senior Vice
        Chief Investment Officer                                        President and Chief Investment Officer; 1996 to present -
                                                                        Chairman, President & Chief Executive Officer, National Life
                                                                        Investment Management Company, Inc. ("NLIMC"); 1998 to
                                                                        present - Chief Executive Officer - Sentinel Advisors
                                                                        Company ("SAC"); 1987 to 1997 - Senior Vice President - SAC.

Gregory H. Doremus                                                      1998 to present:  Senior Vice President -
        Senior Vice President - New                                     New Business & Customer Services; 1994 to 1998 -
        Business & Customer Services                                    Vice President - Customer Services

Michele S. Gatto                                                        1999 to present:  Senior Vice President & General
        Senior Vice President &                                         Counsel; 1997 to 1999 -  Vice President, General
        General Counsel                                                 Counsel and Secretary, Massachusetts Casualty Insurance
                                                                        Company; 1986 to 1997 - Vice President, Assistant
                                                                        General Counsel, Assistant Secretary/Treasurer,
                                                                        and other legal positions, The Paul Revere Corporation

Charles C. Kittredge                                                    2000 to present: Senior Vice President - Marketing and
        Senior Vice President - Marketing                               Development and Operations; 1997 to 2000: Senior Vice
        Development and Operations                                      President - Sales and Distribution;  1993 to 1997: -
                                                                        Vice President - Agency Financial Planning & Services

Wade H. Mayo                                                            2000 to present: Senior Vice President; 1993 to present:
        Senior Vice President                                           President and Chief Executive Officer - Life Insurance
                                                                        Company of the Southwest ("LSW"); 1996 to present:
                                                                        President - LSW National Holdings, Inc.; 1989 to present:
                                                                        President & Director - Insurance Investors Life
                                                                        Insurance Company

Joseph A. Miller                                                        2000 to present: Senior Vice President; 1997 to 2000:
        Senior Vice President                                           Vice President & Director of Agencies; 1990 to 1997:
                                                                        Vice President - Southern Regional Office

Michael A. Tahan                                                        1998 to present:  Senior Vice President & Chief
        Senior Vice President &                                         Information Officer; 1991 to 1998 - First Vice
        Chief Information Officer                                       President & Chief Information Officer-Merrill Lynch Asset
                                                                        Management


                            DISTRIBUTION OF POLICIES

      Applications for the Policies are solicited by agents who are licensed by state insurance authorities to sell National Life's variable life insurance policies, and who are also registered representatives of Equity Services, Inc. ("ESI") or registered representatives of broker/dealers who have Selling Agreements with ESI. ESI, a Vermont corporation formed on October 7, 1968, whose address is National Life Drive, Montpelier, Vermont 05604, is a registered broker/dealer under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). ESI is an indirect wholly-owned subsidiary of National Life. ESI acts as the principal underwriter, as defined in the 1940 Act, of the Policies, and for the Separate Account pursuant to an Underwriting Agreement to which the Separate Account, ESI and National Life are parties.

      National Life is seeking approval to sell the Policies in all states and the District of Columbia. However, all approvals may not be obtained. The Policies are offered and sold only in those states where their sale is lawful.

      The insurance underwriting and the determination of a proposed Insured's Rate Class and whether to accept or reject an application for a Policy is done by National Life. National Life will refund any premiums paid if a Policy ultimately is not issued or will refund the applicable amount if the Policy is returned under the free look provision.

      Dealers are compensated for sales of the Policies by dealer concessions. During the first seven Policy Years, the gross dealer concession will not be more than 15% of the premiums paid up to the target Premium and 2.5% of the premiums paid in excess of the Target Premium. For Policy Years after Policy Year 7, the gross dealer concession will not be more than 5% of the premiums paid, up to the Target Premium, and 2.5% of the premiums in excess of the Target Premium. In addition, dealers will be paid amounts equal to 0.10% per annum of the Account Value in the Separate Account for the first twenty Policy Years, and 0.05% per annum of such amount thereafter.


      The directors of ESI are Patrick E. Welch, Thomas H. MacLeay, Rodney A. Buck, all of whose principal occupations are disclosed under "Directors and Officers of National Life" above, and Joseph M. Rob, the Chairman and Chief Executive Officer of ESI. ESI's other officers are:

            Kenneth R. Ehinger                  President - Chief Operating Officer
            John M. Grab, Jr.                   Senior Vice President & Chief Financial Officer
            Stephen A. Englese                  Senior Vice President - Financial Products
            Gregory D. Teese                    Vice President - Compliance
            Budd A. Shedaker                    Assistant Vice President - Communications
            D. Russell Morgan                   Counsel
            Sharon E. Bernard                   Treasurer & Controller
            Lisa A. Pettrey                     Secretary
            JoAnn K. Morissette                 Assistant Secretary


The principal business address of all these individuals is National Life Drive, Montpelier, Vermont 05604.

                                 POLICY REPORTS

      Within 30 days after each Policy Anniversary, a statement will be sent to you describing the status of your Policy, including setting forth the Face Amount, the current Death Benefit, any Policy loans and accrued interest, the current Account Value, the amount held as Collateral in the Loan Account, the value in each Subaccount of the Separate Account, premiums paid since the last report, charges deducted since the last report, any Withdrawals since the last report, and the current Net Cash Surrender Value. In addition, a statement will be sent to you showing the status of your Policy following the transfer of amounts from one Subaccount of a Separate Account to another, the taking out of a loan, a repayment of a loan, a Withdrawal and the payment of any premiums (excluding those paid by bank draft or otherwise under the Automatic Payment
Plan).

      You will receive a semi-annual report containing the financial statements of each Fund in which your Policy has Account Value, as required by the 1940 Act.

                            THIRD PARTY ADMINISTRATOR


      McCamish Systems, LLC, which is located at 6425 Powers Ferry Road, Third Floor, Atlanta, Georgia 30339, will act as administrator of the Policies on behalf of National Life.

                                STATE REGULATION

      National Life is subject to regulation and supervision by the Insurance Department of the State of Vermont which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Policy form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Policies are sold. National Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

can be no assurance that National Life will be successful, or that interaction with other service providers will not impair National Life's services at that time.

                                     EXPERTS

      The Financial Statements listed on Page F-1 have been included in this Prospectus, in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

      Actuarial matters included in the Prospectus have been examined by Kiri Parankirinathan, A.S.A., M.A.A.A., President of Life Product Developers, Inc.

                                  LEGAL MATTERS

      Sutherland Asbill & Brennan, LLP of Washington, D.C. has provided advice on legal matters relating to certain aspects of Federal securities law applicable to the issue and sale of the Policies. Matters of Vermont law pertaining to the Policies, including National Life's right to issue the Policies and its qualification to do so under applicable laws and regulations issued thereunder, have been passed upon by Michelle S. Gatto, Senior Vice President and General Counsel of National Life.


      The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or the Variable Account.


                              FINANCIAL STATEMENTS

      The financial statements of National Life and of the relevant Subaccounts of the Separate Account appear on the following pages. The financial statements of National Life should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon National Life's ability to meet its obligations under the Policies.

                                   GLOSSARY

ACCOUNT VALUE                              The sum of the Policy's values in the Separate Account and the Loan
                                           Account.

ATTAINED AGE                               The Issue Age of the Insured plus the number of full Policy Years which have passed since the Date of Issue.



BENEFICIARY                                The person(s) or entity(ies) designated to receive all or some of the
                                           Death Benefit when the Insured dies.  The Beneficiary is designated in the application or if subsequently changed, as shown in the latest change filed with National Life.  The interest of any Beneficiary who dies before the Insured shall vest in the Owner unless otherwise stated.

CASH SURRENDER VALUE                       The Account Value of the Policy reflecting, in Policy Years 1 and 2, the
                                           Distribution Charge Refund.  The Cash Surrender Value is equal to the
                                           Account Value on the second Policy Anniversary and thereafter.

COLLATERAL                                 The Account Value in the Loan Account which secures the amount of any
                                           Policy loan.

CUMULATIVE MINIMUM MONTHLY
PREMIUM                                    The sum of the Minimum Monthly Premiums in effect on each Monthly
                                           Policy Date since the Date of Issue (including the current month).

DAC TAX                                    A tax attributable to Specified Policy Acquisition Expenses under
                                           Internal Revenue Code Section 848.

DATE OF ISSUE                              The date on which the Policy is issued, which is set forth in the
                                           Policy.  It is used to determine Policy Years, Policy Months and Monthly
                                           Policy Dates, as well as to measure suicide and contestable periods.

DEATH BENEFIT                              Under Option A, the greater of (a) the Face Amount or (b) the Death
                                           Benefit Factor times the Cash Surrender Value on the date of death;
                                           under Option B, the greater of (a) the Face Amount plus the Account
                                           Value on the date of death, or (b) the Death Benefit Factor times the
                                           Cash Surrender Value on the date of death; in each case plus any
                                           Supplemental Term Insurance Amount, less any outstanding Policy loan and accrued interest, and less any unpaid Monthly Deductions.

DEATH BENEFIT FACTOR                       A percentage specified in either the Cash Value Accumulation Test or the
                                           Guideline Premium Test for qualification of a Policy as life insurance under the Internal Revenue Code, which when multiplied by the Cash
                                           Surrender Value, must always be less than or equal to the Death Benefit plus any outstanding Policy loans, accrued interest thereon, and any unpaid Monthly Deductions, and minus

                                           any dividends payable and any Supplemental term Insurance Amount.

DEATH BENEFIT STANDARD                     The Death Benefit Factor multiplied by the Cash Surrender Value of the
                                           Policy on the date of the Insured's death, less the amount of any
                                           Monthly Deductions then due, and less any outstanding Policy loans plus accrued interest.

DISTRIBUTION CHARGE                        An amount deducted from each premium to cover the cost of distribution of the Policy. The Distribution Charge is equal to, in Policy Year 1,
                                           13% of premiums paid during the Policy Year up to the Target Premium, and 0.5% of premiums paid in excess of the target premium during the
                                           Policy Year.  In Policy Years 2 through 7, the Distribution Charge is equal to 15% of premiums paid during a Policy Year up to the Target
                                           Premium, and 2.5% of premiums paid in excess of the Target Premium in any such Policy Year.  In Policy Years 8 and thereafter, the
                                           Distribution Charge will be 5% of premiums paid during a Policy Year up to the Target Premium, and 2.5% of premiums paid in excess of the
                                           Target Premium in any such Policy Year.

DISTRIBUTION CHARGE REFUND                 An amount which will be added to Account Value as of the time of the applicable first year premium payments, to determine the proceeds payable to the Owner upon surrender during in Policy Years 1 or 2.  Such amount shall be equal to the lesser of (a) the Premium Loads on all premiums paid in the first Policy Year, less 2% of such premiums paid in the first Policy Year, or (b) one third of the Premium Loads paid on all premiums paid in the first Policy Year, plus 2% of such premiums, less the Premium Tax Charge.  The Distribution Charge Refund is zero at all times after the first Policy Year.

DURATION                                   The number of full years the insurance has been in force; for the Face
                                           Amount on the Date of Issue, measured from the Date of Issue; for any increase in Face Amount, measured from the effective date of such increase.

FACE AMOUNT                                The Face Amount of the Policy on the Date of Issue plus any increases in
                                           Face Amount and minus any decreases in Face Amount.
GRACE PERIOD                               A 61-day period measured from the date on which notice of pending lapse is sent by National Life, during which the Policy will not lapse and insurance coverage continues.  To prevent lapse, the Owner must during the Grace Period make a premium payment at least equal to three times the Monthly Deduction due the date when the Grace Period began, plus any
                                           Premium Loads.

HOME OFFICE                                National Life's Home Office at National Life Drive, Montpelier, Vermont
                                           05604.

INSURED                                    The person upon whose life the Policy is issued.

ISSUE AGE                                  The age of the Insured at his or her birthday nearest the Date of Issue.
                                           The Issue Age is stated in the Policy.

LOAN ACCOUNT                               Account Value which is held in National Life's general account as
                                           Collateral for Policy loans.

MINIMUM FACE AMOUNT                        The Minimum Face Amount is $5000.

MINIMUM INITIAL PREMIUM                    The minimum premium required to issue a Policy.  The Minimum Initial
                                           Premium per set of Policies purchased at the same time and associated with a corporation or its affiliates, a trust, or a partnership, is
                                           $50,000.

MINIMUM MONTHLY PREMIUM                    An amount stated in the Policy, the payment of which each month will keep the Policy from entering a Grace Period during the Policy
                                           Protection Period.

MONTHLY DEDUCTION                          The amount deducted in advance from the Account Value on each
                                           Monthly Policy Date.  It includes the Policy Administration Charge, the
                                           Cost of Insurance Charge, and, if applicable, the Underwriting Charge and the charge for the Term Rider.

MONTHLY POLICY DATE                        The day in each calendar month which is the same day of the month as the
                                           Date of Issue, or the last day of any month having no such date, except that whenever the Monthly Policy Date would otherwise fall on a date other than a Valuation Date, the Monthly Policy Date will be deemed to be the next Valuation Date.

NET ACCOUNT VALUE                          The Account Value of a Policy less any outstanding Policy loans and accrued interest thereon.

NET AMOUNT AT RISK                         The amount by which (a) the Death Benefit, plus any outstanding Policy loans and accrued interest, and plus any unpaid Monthly Deductions, and divided by 1.0032734 (to take into account earnings of 4% per annum solely for the purpose of computing Net Amount at Risk), exceeds (b) the
                                           Account Value.

NET CASH SURRENDER VALUE                   The Cash Surrender Value of a policy less any outstanding Policy Loans and accrued interest thereon.

NET PREMIUM                                The remainder of a premium after the deduction of the Premium Loads.

OWNER                                      The person(s) or entity(ies) entitled to exercise the rights granted in the Policy.

POLICY ADMINISTRATION CHARGE               A charge currently in the amount of $5.50 per month included in the
                                           Monthly Deduction, which is intended to reimburse National Life for ordinary administrative expenses.  National Life reserves the right to increase this charge up to an amount equal to $8.00 per month.

POLICY ANNIVERSARY                         The same day and month as the Date of Issue in each later year.

POLICY PROTECTION PERIOD                   The first five years after the Date of Issue of a Policy during which the Policy will not lapse regardless of whether net Account value is sufficient to cover the Monthly Deductions, provided that premium payments at least equal to the Cumulative Minimum Monthly Premium have been paid.

POLICY YEAR                                A year that starts on the Date of Issue or on a Policy Anniversary.

PREMIUM LOADS                              A charge deducted from each premium payment, which consists of the
                                           Distribution Charge and the applicable Premium Tax Charge

PREMIUM TAX CHARGE                         A charge deducted from each premium payment to cover the cost of all applicable state and local premium taxes.

RATE CLASS                                 The classification of the Insured for cost of insurance purposes.  The
                                           Rate Classes are: for each of guaranteed issue, simplified issue, and full medical underwriting, there are male non-smoker, female non-smoker, unisex non-smoker, male smoker, female smoker, unisex nonsmoker, unisex unismoker, male unismoker, and female unismoker.
                                           For full medical underwriting cases, substandard rate classes may also apply.

SUPPLEMENTAL TERM INSURANCE
 AMOUNT                                    Additional insurance coverage provided by the Term Rider, equal to, under Option A, the Term Insurance Amount stated in the Policy less any excess of (a) the Policy's Death Benefit Standard over (b) the Policy's
                                           Face Amount on the date of the Insured's death, less the amount of any
                                           Monthly Deductions then due, and less any outstanding Policy loans and accrued interest thereon, but not less than zero.  Under Option B, the
                                           Supplemental Term Insurance Amount is equal to the Term Insurance
                                           Amount stated in the Policy less any excess of (a) the Policy's Death
                                           Benefit Standard over (b) the Policy's Face Amount on the date of the
                                           Insured's death, plus the Account Value of the Policy on the date of the
                                           Insured's Death, less the amount of any Monthly Deductions then due, and less any outstanding Policy loans and accrued interest thereon, but not less than zero.

TARGET PREMIUM                             An amount equal to 1.25 times the annual whole life premium which would apply to a Policy calculated by using the applicable 1980
                                           Commissioners Standard Ordinary Mortality Table and an interest rate of
                                           3.5%.

TERM INSURANCE AMOUNT                      An amount stated in the Policy on which the Supplemental Term
                                           Insurance Amount is based.

TERM RIDER                                 An optional benefit that may be included in a Policy at the owner's option, which provides additional insurance coverage in the form of the
                                           Supplemental Term Insurance Amount.

THIRD PARTY ADMINISTRATOR                  The administrator of the Policy appointed by National Life, McCamish
                                           Systems, LLC, located at 6425 Powers Ferry Road, Third Floor, Atlanta,
                                           Georgia 30339.

VALUATION DATE                             Each day that the New York Stock Exchange is open for business other than the day after Thanksgiving and any day on which trading is restricted by directive of the Securities and Exchange Commission.
                                           Unless otherwise indicated, whenever an event occurs

                                           or a transaction is to be effected on a day that is not a Valuation Date, it will be deemed to have occurred on the next Valuation Date.

VALUATION PERIOD                           The time between two successive Valuation Dates.  Each Valuation Period includes a Valuation Date and any non-Valuation Date or consecutive non-Valuation Dates immediately preceding it.

WITHDRAWAL                                 A payment made at the request of the Owner pursuant to the right in the
                                           Policy to withdraw a portion of the Policy's Net Account Value.

                                   APPENDIX A
                 ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
                          AND NET CASH SURRENDER VALUES

      The following tables illustrate how the Death Benefits, Account Values and Net Cash Surrender Values of a Policy may change with the investment experience of the Separate Account. The tables show how the Death Benefits, Account Values and Net Cash Surrender Values of a Policy issued to an Insured of a given age, sex and Rate Class would vary over time if the investment return on the assets held in each Portfolio of each of the Funds were a uniform, gross annual rate of 0%, 6% and 12%.

      The tables on Pages A-2 to A-10 illustrate a Policy issued to a male Insured, Age 40 in the full medical underwriting nonsmoker Rate Class with a Face Amount of $250,000 and Planned Periodic Premiums of $3,000 paid at the beginning of each Policy Year. The Death Benefits, Account Values and Net Cash Surrender Values would be lower if the Insured was in a smoker or substandard class, a guaranteed issue class or a simplified issue class, since the cost of insurance charges are higher for these classes. Also, the values would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years.

      The second column of the tables show the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually. The columns shown under the heading "Guaranteed" assume that throughout the life of the policy, the monthly charge for cost of insurance is based on the maximum level permitted under the Policy (based on the applicable 1980 CSO Table); the columns under the heading "Current" assume that throughout the life of the Policy, the monthly charge for cost of insurance is based on the current cost of insurance rate, and the Mortality and Expense Risk Charge and the Policy Administration Charge are at the current rates.


      The amounts shown in all tables reflect (1) the Mortality and Expense Risk Charge, (2) the Separate Account Administration Charge, and (3) an averaging of certain other asset charges described below that may be assessed under the Policy. The other asset charges reflected in the Current and Guaranteed illustrations equal an average of 0.83%. This total is based on an assumption that an Owner allocates the Policy values equally among the Subaccounts of the Separate Account. These asset charges take into account expense reimbursement arrangements expected to be in place for 2000 for some of the Portfolios. In the absence of the reimbursement arrangements for some of the Portfolios, the other asset charges would have totalled an average of 1.10%. If the reimbursement agreements were discontinued, the Account Values and Net Cash Surrender Values of a Policy which allocates Policy Values equally among the Subaccounts would be lower than those shown in the following tables. For information on Fund and Portfolio expenses, see the prospectuses for the Funds accompanying this prospectus.


      The tables also reflect the fact that no charges for Federal or state income taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross annual rate of return to produce the same Policy values.

      The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid and allocated as indicated and no Policy loans are made. The tables are also based on the assumption that the Owner has not requested an increase or decrease in the Face Amount, that no Withdrawals have been made and no transfers have been made in any Policy Year.

      Upon request, National Life will provide a comparable illustration based upon the proposed Insured's Age and Rate Class, the Death Benefit Option, the Death Benefit compliance test, Face Amount and Planned Periodic Premiums requested and the application of the Term Rider, if requested.

                         NATIONAL LIFE INSURANCE COMPANY
  SENTINEL BENEFIT PROVIDER FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

$250,000 FACE AMOUNT                MALE INSURED ISSUE AGE 40       FULL MEDICAL
DEATH BENEFIT OPTION A              ANNUAL PREMIUM $3,000           NONSMOKER
CASH VALUE ACCUMULATION TEST

                                    ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF
                           RETURN 0% (NET ANNUAL RATE OF RETURN OF -1.50% FOR GUARANTEED CHARGES IN ALL YEARS. FOR CURRENT CHARGES, -1.25% FOR THE FIRST SEVEN YEARS, -1.16% FOR THE NEXT THREE YEARS, -1.06% FOR THE NEXT 10 YEARS, AND -1.01% FOR YEARS AFTER THE TWENTIETH YEAR)

                                           Guaranteed                                        Current
                                           ----------                                        -------
            Premium
End of     Accumulated                        Cash                                             Cash
Policy      at 5% Int.       Account        Surrender         Death          Account         Surrender         Death
Year        Per Year          Value           Value          Benefit           Value           Value          Benefit
------     -----------       -------        ---------        -------         -------         ---------        -------
 1            3,150           1,835           1,983          250,000           2,309           2,458          250,000
 2            6,458           3,518           3,664          250,000           4,478           4,624          250,000
 3            9,930           5,137           5,137          250,000           6,587           6,587          250,000
 4           13,577           6,684           6,684          250,000           8,640           8,640          250,000
 5           17,406           8,163           8,163          250,000          10,634          10,634          250,000
 6           21,426           9,609           9,609          250,000          12,614          12,614          250,000
 7           25,647          10,973          10,973          250,000          14,531          14,531          250,000
 8           30,080          12,551          12,551          250,000          16,698          16,698          250,000
 9           34,734          14,038          14,038          250,000          18,800          18,800          250,000
10           39,620          15,427          15,427          250,000          20,836          20,836          250,000
11           44,751          16,716          16,716          250,000          22,824          22,824          250,000
12           50,139          17,891          17,891          250,000          24,732          24,732          250,000
13           55,796          18,937          18,937          250,000          26,549          26,549          250,000
14           61,736          19,843          19,843          250,000          28,269          28,269          250,000
15           67,972          20,591          20,591          250,000          29,884          29,884          250,000
16           74,521          21,166          21,166          250,000          31,390          31,390          250,000
17           81,397          21,554          21,554          250,000          32,793          32,793          250,000
18           88,617          21,743          21,743          250,000          34,085          34,085          250,000
19           96,198          21,720          21,720          250,000          35,258          35,258          250,000
20          104,158          21,457          21,457          250,000          36,292          36,292          250,000
25          150,340          15,352          15,352          250,000          39,214          39,214          250,000
30          209,282               0               0                0          37,286          37,286          250,000


The Death Benefit may, and the Account Values and Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                         NATIONAL LIFE INSURANCE COMPANY
  SENTINEL BENEFIT PROVIDER FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

$250,000 FACE AMOUNT                MALE INSURED ISSUE AGE 40       FULL MEDICAL
DEATH BENEFIT OPTION A              ANNUAL PREMIUM $3,000           NONSMOKER
CASH VALUE ACCUMULATION TEST

                                    ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF
                           RETURN 6% (NET ANNUAL RATE OF RETURN OF -1.50% FOR GUARANTEED CHARGES IN ALL YEARS. FOR CURRENT CHARGES, 4.67% FOR THE FIRST SEVEN YEARS, 4.77% FOR THE NEXT THREE YEARS, 4.88% FOR THE NEXT 10 YEARS, AND 4.93% FOR YEARS AFTER THE TWENTIETH YEAR)

                                         Guaranteed                                           Current
                                         ----------                                           -------
             Premium
End of     Accumulated                      Cash                                                Cash
Policy      at 5% Int.      Account       Surrender          Death            Account         Surrender         Death
Year         Per Year        Value          Value            Benefit           Value            Value           Benefit
----       -----------      -------       ---------          -------          -------         ---------         -------

 1            3,150           1,964           2,121          250,000            2,454            2,611          250,000
 2            6,458           3,885           4,049          250,000            4,905            5,070          250,000
 3            9,930           5,851           5,851          250,000            7,439            7,439          250,000
 4           13,577           7,858           7,858          250,000           10,062           10,062          250,000
 5           17,406           9,906           9,906          250,000           12,774           12,774          250,000
 6           21,426          12,037          12,037          250,000           15,628           15,628          250,000
 7           25,647          14,204          14,204          250,000           18,577           18,577          250,000
 8           30,080          16,719          16,719          250,000           21,964           21,964          250,000
 9           34,734          19,282          19,282          250,000           25,477           25,477          250,000
10           39,620          21,887          21,887          250,000           29,120           29,120          250,000
11           44,751          24,533          24,533          250,000           32,930           32,930          250,000
12           50,139          27,209          27,209          250,000           36,874           36,874          250,000
13           55,796          29,902          29,902          250,000           40,952           40,952          250,000
14           61,736          32,603          32,603          250,000           45,163           45,163          250,000
15           67,972          35,295          35,295          250,000           49,511           49,511          250,000
16           74,521          37,966          37,966          250,000           54,000           54,000          250,000
17           81,397          40,601          40,601          250,000           58,647           58,647          250,000
18           88,617          43,193          43,193          250,000           63,455           63,455          250,000
19           96,198          45,728          45,728          250,000           68,430           68,430          250,000
20          104,158          48,183          48,183          250,000           73,566           73,566          250,000
25          150,340          58,198          58,198          250,000          102,187          102,187          250,000
30          209,282          60,081          60,081          250,000          136,923          136,923          250,000


The Death Benefit may, and the Account Values and Net Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                         NATIONAL LIFE INSURANCE COMPANY
  SENTINEL BENEFIT PROVIDER FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

$250,000 FACE AMOUNT                MALE INSURED ISSUE AGE 40       FULL MEDICAL
DEATH BENEFIT OPTION A              ANNUAL PREMIUM $3,000           NONSMOKER
CASH VALUE ACCUMULATION TEST

                                    ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF
                           RETURN 12% (NET ANNUAL RATE OF RETURN OF -1.50% FOR GUARANTEED CHARGES IN ALL YEARS. FOR CURRENT CHARGES, 10.60% FOR THE FIRST SEVEN YEARS, 10.71% FOR THE NEXT THREE YEARS, 10.81% FOR THE NEXT 10 YEARS, AND 10.87% FOR YEARS AFTER THE TWENTIETH YEAR)

                                            Guaranteed                                          Current
                                            ----------                                          -------
             Premium
End of     Accumulated                         Cash                                               Cash
Policy      at 5% Int.       Account         Surrender         Death            Account         Surrender          Death
Year         Per Year         Value            Value           Benefit           Value            Value           Benefit
----       -----------       -------         ---------         -------          -------         ---------         -------

 1            3,150            2,093            2,259          250,000            2,599            2,765          250,000
 2            6,458            4,269            4,451          250,000            5,351            5,534          250,000
 3            9,930            6,628            6,628          250,000            8,362            8,362          250,000
 4           13,577            9,184            9,184          250,000           11,663           11,663          250,000
 5           17,406           11,959           11,959          250,000           15,282           15,282          250,000
 6           21,426           15,015           15,015          250,000           19,303           19,303          250,000
 7           25,647           18,331           18,331          250,000           23,716           23,716          250,000
 8           30,080           22,265           22,265          250,000           28,925           28,925          250,000
 9           34,734           26,547           26,547          250,000           34,662           34,662          250,000
10           39,620           31,209           31,209          250,000           40,985           40,985          250,000
11           44,751           36,292           36,292          250,000           48,005           48,005          250,000
12           50,139           41,829           41,829          250,000           55,749           55,749          250,000
13           55,796           47,859           47,859          250,000           64,293           64,293          250,000
14           61,736           54,430           54,430          250,000           73,726           73,726          250,000
15           67,972           61,593           61,593          250,000           84,149           84,149          250,000
16           74,521           69,409           69,409          250,000           95,679           95,679          250,000
17           81,397           77,947           77,947          250,000          108,457          108,457          250,000
18           88,617           87,296           87,296          250,000          122,623          122,623          259,492
19           96,198           97,552           97,552          250,000          138,244          138,244          284,225
20          104,158          108,822          108,822          250,000          155,424          155,424          310,580
25          150,340          183,480          183,480          320,287          270,923          270,923          472,930
30          209,282          293,833          293,833          454,758          456,333          456,333          706,254


The Death Benefit may, and the Account Values and Net Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                         NATIONAL LIFE INSURANCE COMPANY
  SENTINEL BENEFIT PROVIDER FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

$250,000 FACE AMOUNT             MALE INSURED ISSUE AGE 40          FULL MEDICAL
DEATH BENEFIT OPTION A           ANNUAL PREMIUM $3,000              NONSMOKER
GUIDELINE PREMIUM TEST

                                    ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF
                           RETURN 0% (NET ANNUAL RATE OF RETURN OF -1.50% FOR GUARANTEED CHARGES IN ALL YEARS. FOR CURRENT CHARGES, -1.25% FOR THE FIRST SEVEN YEARS, -1.16% FOR THE NEXT THREE YEARS, -1.06% FOR THE NEXT 10 YEARS, AND -1.01% FOR YEARS AFTER THE TWENTIETH YEAR)

                                          Guaranteed                                        Current
                                          ----------                                        -------
            Premium
End of    Accumulated                        Cash                                             Cash
Policy     at 5% Int.       Account        Surrender          Death         Account         Surrender         Death
Year        Per Year         Value           Value           Benefit         Value            Value           Benefit
----      -----------       -------        ---------         -------        -------         ---------         -------

 1            3,150           1,835           1,983          250,000           2,309           2,458          250,000
 2            6,458           3,518           3,664          250,000           4,478           4,624          250,000
 3            9,930           5,137           5,137          250,000           6,587           6,587          250,000
 4           13,577           6,684           6,684          250,000           8,640           8,640          250,000
 5           17,406           8,163           8,163          250,000          10,634          10,634          250,000
 6           21,426           9,609           9,609          250,000          12,614          12,614          250,000
 7           25,647          10,973          10,973          250,000          14,531          14,531          250,000
 8           30,080          12,551          12,551          250,000          16,698          16,698          250,000
 9           34,734          14,038          14,038          250,000          18,800          18,800          250,000
10           39,620          15,427          15,427          250,000          20,836          20,836          250,000
11           44,751          16,716          16,716          250,000          22,824          22,824          250,000
12           50,139          17,891          17,891          250,000          24,732          24,732          250,000
13           55,796          18,937          18,937          250,000          26,549          26,549          250,000
14           61,736          19,843          19,843          250,000          28,269          28,269          250,000
15           67,972          20,591          20,591          250,000          29,884          29,884          250,000
16           74,521          21,166          21,166          250,000          31,390          31,390          250,000
17           81,397          21,554          21,554          250,000          32,793          32,793          250,000
18           88,617          21,743          21,743          250,000          34,085          34,085          250,000
19           96,198          21,720          21,720          250,000          35,258          35,258          250,000
20          104,158          21,457          21,457          250,000          36,292          36,292          250,000
25          150,340          15,352          15,352          250,000          39,214          39,214          250,000
30          209,282               0               0                0          37,286          37,286          250,000


The Death Benefit may, and the Account Values and Net Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                         NATIONAL LIFE INSURANCE COMPANY
  SENTINEL BENEFIT PROVIDER FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

$250,000 FACE AMOUNT            MALE INSURED ISSUE AGE 40           FULL MEDICAL
DEATH BENEFIT OPTION A          ANNUAL PREMIUM $3,000               NONSMOKER
GUIDELINE PREMIUM TEST

                                    ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF
                           RETURN 6% (NET ANNUAL RATE OF RETURN OF -1.50% FOR GUARANTEED CHARGES IN ALL YEARS. FOR CURRENT CHARGES, 4.67% FOR THE FIRST SEVEN YEARS, 4.77% FOR THE NEXT THREE YEARS, 4.88% FOR THE NEXT 10 YEARS, AND 4.93% FOR YEARS AFTER THE TWENTIETH YEAR)

                                           Guaranteed                                         Current
                                           ----------                                         -------
           Premium
End of   Accumulated                          Cash                                              Cash
Policy    at 5% Int.         Account        Surrender         Death           Account         Surrender          Death
Year       Per Year           Value           Value          Benefit           Value            Value           Benefit
------   -----------         -------        ---------        -------          -------         ---------         -------

 1            3,150           1,964           2,121          250,000            2,454            2,611          250,000
 2            6,458           3,885           4,049          250,000            4,905            5,070          250,000
 3            9,930           5,851           5,851          250,000            7,439            7,439          250,000
 4           13,577           7,858           7,858          250,000           10,062           10,062          250,000
 5           17,406           9,906           9,906          250,000           12,774           12,774          250,000
 6           21,426          12,037          12,037          250,000           15,628           15,628          250,000
 7           25,647          14,204          14,204          250,000           18,577           18,577          250,000
 8           30,080          16,719          16,719          250,000           21,964           21,964          250,000
 9           34,734          19,282          19,282          250,000           25,477           25,477          250,000
10           39,620          21,887          21,887          250,000           29,120           29,120          250,000
11           44,751          24,533          24,533          250,000           32,930           32,930          250,000
12           50,139          27,209          27,209          250,000           36,874           36,874          250,000
13           55,796          29,902          29,902          250,000           40,952           40,952          250,000
14           61,736          32,603          32,603          250,000           45,163           45,163          250,000
15           67,972          35,295          35,295          250,000           49,511           49,511          250,000
16           74,521          37,966          37,966          250,000           54,000           54,000          250,000
17           81,397          40,601          40,601          250,000           58,647           58,647          250,000
18           88,617          43,193          43,193          250,000           63,455           63,455          250,000
19           96,198          45,728          45,728          250,000           68,430           68,430          250,000
20          104,158          48,183          48,183          250,000           73,566           73,566          250,000
25          150,340          58,198          58,198          250,000          102,187          102,187          250,000
30          209,282          60,081          60,081          250,000          136,923          136,923          250,000


The Death Benefit may, and the Account Values and Net Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                         NATIONAL LIFE INSURANCE COMPANY
  SENTINEL BENEFIT PROVIDER FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

$250,000 FACE AMOUNT             MALE INSURED ISSUE AGE 40          FULL MEDICAL
DEATH BENEFIT OPTION A           ANNUAL PREMIUM $3,000              NONSMOKER
GUIDELINE PREMIUM TEST

                                    ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF
                           RETURN 12% (NET ANNUAL RATE OF RETURN OF -1.50% FOR GUARANTEED CHARGES IN ALL YEARS. FOR CURRENT CHARGES, 10.60% FOR THE FIRST SEVEN YEARS, 10.71% FOR THE NEXT THREE YEARS, 10.81% FOR THE NEXT 10 YEARS, AND 10.87% FOR YEARS AFTER THE TWENTIETH YEAR)

                                            Guaranteed                                           Current
                                            ----------                                           -------
            Premium
End of     Accumulated                         Cash                                               Cash
Policy     at 5% Int.        Account         Surrender          Death          Account          Surrender          Death
Year        Per Year          Value            Value           Benefit          Value             Value           Benefit
------     -----------       -------         ---------         -------         --------         ---------         -------

 1            3,150            2,093            2,259          250,000            2,599            2,765          250,000
 2            6,458            4,269            4,451          250,000            5,351            5,534          250,000
 3            9,930            6,628            6,628          250,000            8,362            8,362          250,000
 4           13,577            9,184            9,184          250,000           11,663           11,663          250,000
 5           17,406           11,959           11,959          250,000           15,282           15,282          250,000
 6           21,426           15,015           15,015          250,000           19,303           19,303          250,000
 7           25,647           18,331           18,331          250,000           23,716           23,716          250,000
 8           30,080           22,265           22,265          250,000           28,925           28,925          250,000
 9           34,734           26,547           26,547          250,000           34,662           34,662          250,000
10           39,620           31,209           31,209          250,000           40,985           40,985          250,000
11           44,751           36,292           36,292          250,000           48,005           48,005          250,000
12           50,139           41,829           41,829          250,000           55,749           55,749          250,000
13           55,796           47,859           47,859          250,000           64,293           64,293          250,000
14           61,736           54,430           54,430          250,000           73,726           73,726          250,000
15           67,972           61,593           61,593          250,000           84,149           84,149          250,000
16           74,521           69,409           69,409          250,000           95,679           95,679          250,000
17           81,397           77,947           77,947          250,000          108,457          108,457          250,000
18           88,617           87,296           87,296          250,000          122,630          122,630          250,000
19           96,198           97,552           97,552          250,000          138,369          138,369          250,000
20          104,158          108,822          108,822          250,000          155,862          155,862          250,000
25          150,340          185,604          185,604          250,000          277,671          277,671          338,759
30          209,282          313,828          313,828          364,041          480,611          480,611          557,509


The Death Benefit may, and the Account Values and Net Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                         NATIONAL LIFE INSURANCE COMPANY
  SENTINEL BENEFIT PROVIDER FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

$250,000 FACE AMOUNT             MALE INSURED ISSUE AGE 40          FULL MEDICAL
DEATH BENEFIT OPTION B           ANNUAL PREMIUM $3,000              NONSMOKER
GUIDELINE PREMIUM TEST

                                    ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF
                           RETURN 0% (NET ANNUAL RATE OF RETURN OF -1.50% FOR GUARANTEED CHARGES IN ALL YEARS. FOR CURRENT CHARGES, -1.25% FOR THE FIRST SEVEN YEARS, -1.16% FOR THE NEXT THREE YEARS, -1.06% FOR THE NEXT 10 YEARS, AND -1.01% FOR YEARS AFTER THE TWENTIETH YEAR)

                                           Guaranteed                                        Current
                                           ----------                                        -------
                  Premium
End of          Accumulated                   Cash                                            Cash
Policy           at 5% Int.      Account    Surrender       Death             Account       Surrender         Death
Year             Per Year         Value       Value        Benefit             Value          Value          Benefit
----             --------        -------    ---------      -------            -------         -----          -------

1                 3,150           1,830       1,978        251,830             2,308          2,456          252,308
2                 6,458           3,504       3,649        253,504             4,473          4,620          254,473
3                 9,930           5,108       5,108        255,108             6,577          6,577          256,577
4                 13,577          6,635       6,635        256,635             8,622          8,622          258,622
5                 17,406          8,088       8,088        258,088             10,604         10,604         260,604
6                 21,426          9,502       9,502        259,502             12,570         12,570         262,570
7                 25,647          10,827      10,827       260,827             14,466         14,466         264,466
8                 30,080          12,356      12,356       262,356             16,605         16,605         266,605
9                 34,734          13,785      13,785       263,785             18,674         18,674         268,674
10                39,620          15,105      15,105       265,105             20,667         20,667         270,667
11                44,751          16,314      16,314       266,314             22,605         22,605         272,605
12                50,139          17,395      17,395       267,395             24,450         24,450         274,450
13                55,796          18,333      18,333       268,333             26,192         26,192         276,192
14                61,736          19,115      19,115       269,115             27,819         27,819         277,819
15                67,972          19,721      19,721       269,721             29,325         29,325         279,325
16                74,521          20,136      20,136       270,136             30,702         30,702         280,702
17                81,397          20,343      20,343       270,343             31,957         31,957         281,957
18                88,617          20,333      20,333       270,333             33,079         33,079         283,079
19                96,198          20,090      20,090       270,090             34,058         34,058         284,058
20                104,158         19,588      19,588       269,588             34,869         34,869         284,869
25                150,340         12,071      12,071       262,071             36,217         36,217         286,217
30                209,282         0           0            0                   31,854         31,854         281,854


The Death Benefit may, and the Account Values and Net Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                         NATIONAL LIFE INSURANCE COMPANY
  SENTINEL BENEFIT PROVIDER FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

$250,000 FACE AMOUNT              MALE INSURED ISSUE AGE 40         FULL MEDICAL
DEATH BENEFIT OPTION B            ANNUAL PREMIUM $3,000             NONSMOKER
GUIDELINE PREMIUM TEST

                                    ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF
                           RETURN 6% (NET ANNUAL RATE OF RETURN OF -1.50% FOR GUARANTEED CHARGES IN ALL YEARS. FOR CURRENT CHARGES, 4.67% FOR THE FIRST SEVEN YEARS, 4.77% FOR THE NEXT THREE YEARS, 4.88% FOR THE NEXT 10 YEARS, AND 4.93% FOR YEARS AFTER THE TWENTIETH YEAR)

                                           Guaranteed                                          Current
                                           ----------                                          -------
              Premium
End of     Accumulated                        Cash                                              Cash
Policy      at 5% Int.       Account        Surrender         Death           Account         Surrender          Death
Year        Per Year          Value           Value          Benefit           Value            Value           Benefit
--         -----------       -------        ---------        -------          -------         ---------         -------

 1            3,150           1,959           2,115          251,959            2,453            2,610          252,453
 2            6,458           3,869           4,033          253,869            4,901            5,065          254,901
 3            9,930           5,818           5,818          255,818            7,428            7,428          257,428
 4           13,577           7,799           7,799          257,799           10,041           10,041          260,041
 5           17,406           9,813           9,813          259,813           12,738           12,738          262,738
 6           21,426          11,898          11,898          261,898           15,570           15,570          265,570
 7           25,647          14,006          14,006          264,006           18,490           18,490          268,490
 8           30,080          16,446          16,446          266,446           21,836           21,836          271,836
 9           34,734          18,914          18,914          268,914           25,296           25,296          275,296
10           39,620          21,400          21,400          271,400           28,870           28,870          278,870
11           44,751          23,902          23,902          273,902           32,592           32,592          282,592
12           50,139          26,400          26,400          276,400           36,423           36,423          286,423
13           55,796          28,878          28,878          278,878           40,357           40,357          290,357
14           61,736          31,319          31,319          281,319           44,388           44,388          294,388
15           67,972          33,698          33,698          283,698           48,510           48,510          298,510
16           74,521          35,993          35,993          285,993           52,720           52,720          302,720
17           81,397          38,182          38,182          288,182           57,028           57,028          307,028
18           88,617          40,246          40,246          290,246           61,427           61,427          311,427
19           96,198          42,161          42,161          292,161           65,909           65,909          315,909
20          104,158          43,889          43,889          293,889           70,452           70,452          320,452
25          150,340          48,061          48,061          298,061           93,971           93,971          343,971
30          209,282          38,500          38,500          288,500          117,543          117,543          367,543

The Death Benefit may, and the Account Values and Net Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                         NATIONAL LIFE INSURANCE COMPANY
  SENTINEL BENEFIT PROVIDER FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

$250,000 FACE AMOUNT             MALE INSURED ISSUE AGE 40          FULL MEDICAL
DEATH BENEFIT OPTION B           ANNUAL PREMIUM $3,000              NONSMOKER
GUIDELINE PREMIUM TEST

                                    ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF
                           RETURN 12% (NET ANNUAL RATE OF RETURN OF -1.50% FOR GUARANTEED CHARGES IN ALL YEARS. FOR CURRENT CHARGES, 10.60% FOR THE FIRST SEVEN YEARS, 10.71% FOR THE NEXT THREE YEARS, 10.81% FOR THE NEXT 10 YEARS, AND 10.87% FOR YEARS AFTER THE TWENTIETH YEAR)

                                            Guaranteed                                          Current
                                            ----------                                          -------
             Premium
End of     Accumulated                         Cash                                               Cash
Policy      at 5% Int.       Account         Surrender          Death           Account         Surrender         Death
Year        Per Year          Value            Value           Benefit           Value            Value           Benefit
--         -----------       -------         ---------         -------          -------         ---------         -------

 1            3,150            2,088            2,253          252,088            2,597            2,763          252,597
 2            6,458            4,251            4,434          254,251            5,345            5,529          255,345
 3            9,930            6,590            6,590          256,590            8,349            8,349          258,349
 4           13,577            9,114            9,114          259,114           11,638           11,638          261,638
 5           17,406           11,844           11,844          261,844           15,238           15,238          265,238
 6           21,426           14,837           14,837          264,837           19,230           19,230          269,230
 7           25,647           18,067           18,067          268,067           23,600           23,600          273,600
 8           30,080           21,885           21,885          271,885           28,749           28,749          278,749
 9           34,734           26,014           26,014          276,014           34,404           34,404          284,404
10           39,620           30,478           30,478          280,478           40,614           40,614          290,614
11           44,751           35,303           35,303          285,303           47,484           47,484          297,484
12           50,139           40,511           40,511          290,511           55,026           55,026          305,026
13           55,796           46,120           46,120          296,120           63,302           63,302          313,302
14           61,736           52,158           52,158          302,158           72,381           72,381          322,381
15           67,972           58,643           58,643          308,643           82,340           82,340          332,340
16           74,521           65,605           65,605          315,605           93,268           93,268          343,268
17           81,397           73,069           73,069          323,069          105,277          105,277          355,277
18           88,617           81,076           81,076          331,076          118,471          118,471          368,471
19           96,198           89,662           89,662          339,662          132,969          132,969          382,969
20          104,158           98,854           98,854          348,854          148,885          148,885          398,885
25          150,340          154,860          154,860          404,860          255,735          255,735          505,735
26          161,007          168,199          168,199          418,199          283,978          283,978          533,978
30          209,282          229,493          229,493          479,493          428,139          428,139          678,139

The Death Benefit may, and the Account Values and Net Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                                   -UNAUDITED-
--------------------------------------------------------------------------------
On January 1, 1999, National Life Insurance Company (National Life) converted from a mutual to a stock insurance company as part of a reorganization into a mutual holding company corporate structure. Prior to the conversion, policyowners held policy contractual and membership rights from National Life. The contractual rights, as defined in the various insurance and annuity policies, remained with National Life after the conversion. Membership interests held by policyowners of National Life at December 31, 1998 were converted to membership interests in National Life Holding Company, a mutual insurance holding company created for this purpose. Policyholders of National Life with policies issued after December 31, 1998 also become members of National Life Holding Company.

As part of this reorganization, National Life established and began operating a closed block (the Closed Block) on January 1, 1999. The Closed Block was established pursuant to regulatory requirements as part of the reorganization, and was established for the benefit of policyholders of participating policies inforce at December 31, 1998. Notes 2, 11 and 13 of National Life's financial statements provide additional information about the Closed Block.

Under current accounting guidance, National Life's assets, liabilities, pre-tax net income and cash flows associated with the Closed Block were reclassified into single line net presentations within National Life Insurance Company and Subsidiaries' financial statements, and excluded from many of the disclosures contained in the corresponding notes to those financial statements.

The American Institute of Certified Public Accountants has proposed changes to the accounting treatment for Closed Blocks. Included in the proposal is the presentation of Closed Block assets, liabilities, pre-tax net income and cash flows in their normal categories, instead of the current single line net presentations. It is currently anticipated that this proposal will be adopted retroactively for all presented periods beginning with December 31, 2000 reporting.

Management of National Life has therefore elected to also include consolidated financial statements prepared at the National Life Holding Company level. These financial statements do not reflect the closed block single line net presentation, and therefore should provide more comparable year to year information for the reader.

--------------------------------------------------------------------------------

                               NATIONAL LIFE GROUP

                                    * * * * *

                              FINANCIAL STATEMENTS

                                    * * * * *

                           DECEMBER 31, 1999 AND 1998

                    [PRICEWATERHOUSECOOPERS LLP LETTERHEAD]





                        REPORT OF INDEPENDENT ACCOUNTANTS





To the Board of Directors and Members of National Life Holding Company:



In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations and comprehensive income, changes in equity, and cash flows present fairly, in all material respects, the financial position of National Life Holding Company and its subsidiaries (the National Life Group) at December 31, 1999 and 1998, and the results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of National Life Group's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 13 to the financial statements, on January 1, 1999, National Life converted from a mutual to a stock insurance company as part of a reorganization into a mutual holding company corporate structure. Members' voting and liquidation rights in National Life were transferred to National Life Holding Company as part of this reorganization.



/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
March 10, 2000

NATIONAL LIFE GROUP
CONSOLIDATED BALANCE SHEET

DECEMBER 31,
-----------------------------------------------------------------------------------------------------
(In Thousands)                                                             1999             1998
-----------------------------------------------------------------------------------------------------
ASSETS:
  Cash and cash equivalents                                           $    296,468     $    347,949
  Available-for-sale debt and equity securities                          5,110,272        5,438,784
  Trading equity securities                                                 11,793                -
  Mortgage loans                                                         1,162,956        1,098,504
  Policy loans                                                             761,235          776,363
  Real estate investments                                                   86,003           75,566
  Other invested assets                                                    150,963          113,696
-----------------------------------------------------------------------------------------------------

     Total cash and invested assets                                      7,579,690        7,850,862

  Deferred policy acquisition costs                                        538,127          416,733
  Accrued investment income                                                118,273          119,249
  Premiums and fees receivable                                              22,033           21,044
  Deferred income taxes                                                    101,183           21,541
  Amounts recoverable from reinsurers                                      302,607          253,651
  Present value of future profits of insurance acquired                    113,851           45,539
  Property and equipment, net                                               45,609           59,503
  Other assets                                                             130,081          133,702
  Separate account assets                                                  404,030          283,948
-----------------------------------------------------------------------------------------------------

     Total assets                                                     $  9,355,484     $  9,205,772
=====================================================================================================

LIABILITIES:
  Policy benefit liabilities                                          $  4,039,966     $  3,907,114
  Policyholders' accounts                                                3,503,328        3,348,132
  Policyholders' deposits                                                   46,189           38,520
  Policy claims payable                                                     39,262           31,900
  Policyholders' dividends                                                  53,552           54,757
  Amounts payable to reinsurers                                             19,213           35,481
  Collateral held on loaned securities                                     115,524          193,491
  Other liabilities and accrued expenses                                   274,172          307,036
  Debt                                                                      76,092           78,088
  Separate account liabilities                                             400,867          264,421
-----------------------------------------------------------------------------------------------------

     Total liabilities                                                   8,568,165        8,258,940
-----------------------------------------------------------------------------------------------------

MINORITY INTERESTS                                                          12,331           64,529

EQUITY:
  Retained earnings                                                        832,688          776,060
  Accumulated other comprehensive (loss) income                            (57,700)         106,243
-----------------------------------------------------------------------------------------------------

     Total equity                                                          774,988          882,303
-----------------------------------------------------------------------------------------------------

     Total liabilities, minority interests and equity                 $  9,355,484     $  9,205,772
=====================================================================================================


  The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE GROUP
CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------
(In Thousands)                                                 1999             1998
-----------------------------------------------------------------------------------------

REVENUES:
 Insurance premiums                                        $  383,395       $   386,260
 Policy and contract charges                                   54,624            48,463
 Net investment income                                        565,818           550,339
 Net investment gains                                           3,140             8,450
 Mutual fund commission and fee income                         56,232            49,670
 Other income                                                  19,847            17,271
-----------------------------------------------------------------------------------------

   Total revenues                                           1,083,056         1,060,453
-----------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
 Increase in policy liabilities                               112,923            98,252
 Policy benefits                                              330,334           346,779
 Policyholders' dividends                                     106,858           107,102
 Interest credited to policyholders' accounts                 207,736           208,505
 Operating expenses                                           164,899           141,242
 Sales practice remediation costs                                   -            40,575
 Policy acquisition expenses, net                              76,862            90,323
-----------------------------------------------------------------------------------------

   Total benefits and expenses                                999,612         1,032,778
-----------------------------------------------------------------------------------------

Income before income taxes and minority interests              83,444            27,675

  Income tax expense (benefit)                                 17,380            (1,020)
-----------------------------------------------------------------------------------------

Income before minority interests                               66,064            28,695

  Minority interests                                            9,436             8,507
-----------------------------------------------------------------------------------------

NET INCOME                                                     56,628            20,188

OTHER COMPREHENSIVE INCOME, NET
  Unrealized (losses) gains on securities, net               (163,943)           21,226
-----------------------------------------------------------------------------------------

TOTAL COMPREHENSIVE (LOSS) INCOME                          $ (107,315)      $    41,414
=========================================================================================




   The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE GROUP
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY

FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------
(In Thousands)                                                             1999             1998
-----------------------------------------------------------------------------------------------------

RETAINED EARNINGS:
  Balance at January 1                                                 $  776,060       $   755,872
  Net income                                                               56,628            20,188
-----------------------------------------------------------------------------------------------------

    Balance at December 31                                             $  832,688       $   776,060
=====================================================================================================


ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME:
  Balance at January 1                                                 $  106,243       $    85,017
  Unrealized (losses) gains on available-for-sale securities, net        (163,943)           21,226
-----------------------------------------------------------------------------------------------------

    Balance at December 31                                             $  (57,700)      $   106,243
=====================================================================================================

TOTAL EQUITY:
  Balance at December 31                                               $  774,988       $   882,303
=====================================================================================================



   The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE GROUP
CONSOLIDATED STATEMENT OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------
(In Thousands)                                                                 1999              1998
--------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                    $    56,628     $    20,188

Adjustments to reconcile net income to net cash provided by operations:
   Change in:
      Accrued investment income                                                       976           6,541
      Policy liabilities                                                           82,699          87,367
      Deferred policy acquisition costs                                           (36,857)         (7,580)
      Policyholders' dividends                                                     (1,205)          1,362
      Deferred income taxes                                                         9,883         (13,330)
   Net investment gains                                                            (3,140)         (8,450)
   Depreciation                                                                     7,339           6,977
   Other                                                                            4,767          12,714
--------------------------------------------------------------------------------------------------------------

     Net cash provided by operating activities                                    121,090         105,789
--------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from sales, maturities and repayments of investments                 1,576,457       2,020,526
  Cost of investments acquired                                                 (1,778,511)     (2,236,001)
  Acquisition of remaining interest in LSWNH, Inc.                                (61,632)              -
  Other                                                                            14,788          14,656
--------------------------------------------------------------------------------------------------------------

     Net cash used by investing activities                                       (248,898)       (200,819)
--------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' deposits, including interest credited                            579,795         563,606
  Policyholders' withdrawals, including policy charges                           (424,599)       (452,184)
  Net decrease in borrowings under repurchase agreements                                -        (234,570)
  Net (decrease) increase in securities lending liabilities                       (77,967)        173,726
  Other                                                                              (902)         20,221
--------------------------------------------------------------------------------------------------------------

    Net cash provided by financing activities                                      76,327          70,799
--------------------------------------------------------------------------------------------------------------

NET DECREASE IN CASH AND CASH EQUIVALENTS                                         (51,481)        (24,231)

CASH AND CASH EQUIVALENTS:
  Beginning of year                                                               347,949         372,180
--------------------------------------------------------------------------------------------------------------

  End of year                                                                 $   296,468     $   347,949
==============================================================================================================


   The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE GROUP
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


NOTE 1 - NATURE OF OPERATIONS

National Life Holding Company and its subsidiaries and affiliates (the National Life Group) offer a broad range of financial products and services, including life insurance, annuities, disability income insurance, mutual funds, and investment advisory and administration services. The flagship company of the organization, National Life Insurance Company (National Life), was chartered in 1848, and is also known by its registered trade name "National Life of Vermont". National Life Group employs about 900 people, primarily concentrated in Montpelier, Vermont and Dallas, Texas. On January 1, 1999, pursuant to a mutual holding company reorganization, National Life converted from a mutual to a stock life insurance company. All of National Life's outstanding shares are currently held by its parent, NLV Financial Corp, which is the wholly-owned subsidiary of National Life Holding Company. See Note 13 for more information.

The insurance operations within National Life Group develop and distribute individual life insurance and annuity products. National Life Group markets this diverse product portfolio to small business owners, professionals and other middle to upper income individuals. National Life Group provides financial solutions in the form of estate, business succession and retirement planning, deferred compensation and other key executive fringe benefit plans, and asset management. Insurance and annuity products are primarily distributed through about 32 general agencies in major metropolitan areas, a system of managing general agents, and independent brokers throughout the United States. National Life Group has in excess of 300,000 policyholders and through its member companies is licensed to do business in all 50 states and the District of Columbia. About 26% of National Life Group's total collected premiums and deposits are from residents of New York and California.

Members of the National Life Group also distribute and provide investment advisory and administrative services to the Sentinel Group Funds, Inc. The Sentinel Funds' $3.1 billion of net assets represent fourteen mutual funds managed on behalf of about 117,000 individual, corporate and institutional shareholders worldwide.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying consolidated financial statements of National Life Group have been prepared in conformity with accounting principles generally accepted in the United States (GAAP).

The consolidated financial statements include the accounts of National Life Group, which consists of National Life HoIding Company and its subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation. Certain reclassifications have been made to conform prior periods to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Cash and cash equivalents include highly liquid debt instruments purchased with remaining maturities of three months or less.

Available-for-sale and trading debt and equity securities are reported at estimated fair value. Debt and equity securities that experience declines in value that are other than temporary are written down with a corresponding charge to net investment losses.

Mortgage loans are reported at amortized cost, less valuation allowances for the excess, if any, of the amortized cost of impaired loans over the estimated fair value of the related collateral. Changes in valuation allowances are included in net investment gains and losses.

Policy loans are reported at their unpaid balance and are fully collateralized by related cash surrender values.

Real estate investments are reported at depreciated cost. Real estate acquired in satisfaction of debt is transferred to real estate at estimated fair value. Investments in joint ventures and limited partnerships are generally carried at cost.

Net realized investment gains and losses are recognized using the specific identification method and are reported as net investment gains and losses. Changes in the estimated fair values of available-for-sale debt and equity securities are reflected in comprehensive income after adjustments for related deferred policy acquisition costs, present value of future profits of insurance acquired, income taxes and minority interests. Changes in the fair value of trading equity securities are reflected in net investment gains and losses.

POLICY ACQUISITION EXPENSES

Commissions and other costs of acquiring business that vary with and are primarily related to the production of new business are generally deferred.

Deferred policy acquisition costs for participating life insurance, universal life insurance and investment-type annuities are amortized in relation to estimated gross margins or profits. Amortization is adjusted retrospectively for actual experience and when estimates of future gross margins or profits are revised. Balances of deferred policy acquisition costs for these products are adjusted for related unrealized gains and losses on available-for-sale debt and equity securities through other comprehensive income, net of related income taxes.

Deferred policy acquisition costs for non-participating term life insurance and disability income insurance are amortized in relation to premium income using assumptions consistent with those used in computing policy benefit liabilities.

Balances of deferred policy acquisition costs are regularly evaluated for recoverability from product margins or profits.

PRESENT VALUE OF FUTURE PROFITS OF INSURANCE ACQUIRED

Present value of future profits of insurance acquired is the actuarially-determined present value of future projected profits from policies in force at the date of their acquisition, and is amortized in relation to gross profits of those policies. Amortization is adjusted retrospectively for actual experience and when estimates of future profits are revised.

GOODWILL

Goodwill is amortized over 20 years using the straight line method and is periodically evaluated for recoverability.

PROPERTY AND EQUIPMENT

Property and equipment is reported at depreciated cost. Real property is primarily depreciated over 39.5 years using the straight-line method. Furniture and equipment is depreciated using accelerated depreciation methods over 7 years and 5 years, respectively.

SEPARATE ACCOUNTS

Separate accounts are segregated funds relating to certain variable annuity and variable life policies, and National Life's pension plans. Separate account assets are primarily common stocks, bonds, mortgage loans, and real estate and are carried at estimated fair value. Separate account liabilities reflect separate account policyholders' interests in separate account assets, include the actual investment performance of the respective accounts and are not guaranteed. Separate account results relating to these policyholders' interests are excluded from revenues and expenses.

POLICY LIABILITIES

Policy benefit liabilities for participating life insurance are developed using the net level premium method, with interest and mortality assumptions used in calculating policy cash surrender values. Participating life insurance terminal dividends are accrued in relation to gross margins.

Policy benefit liabilities for non-participating life insurance, disability income insurance and certain annuities are developed using the net level premium method, with assumptions for interest, mortality, morbidity, withdrawals and expenses based principally on company experience.

Policyholders' account balances for universal life insurance and investment-type annuities represent amounts that inure to the benefit of the policyholders (before surrender charges).

POLICYHOLDERS' DIVIDENDS

Policyholders' dividends are the pro-rata amount of dividends earned that will be paid or credited at the next policy anniversary. Dividends are based on a scale that seeks to reflect the relative contribution of each group of policies to National Life's overall operating results. The dividend scale is approved annually by National Life's Board of Directors. See additional information below on dividends on contracts within the Closed Block.

RECOGNITION OF INSURANCE INCOME AND RELATED EXPENSES

Premiums from traditional life and certain annuities are recognized as revenue when due from the policyholder. Benefits and expenses are matched with income by providing for policy benefit liabilities and the deferral and amortization of policy acquisition costs so as to recognize profits over the life of the policies.

Premiums from universal life and investment-type annuities are reported as increases in policyholders' accounts. Revenues for these policies consist of mortality charges, policy administration fees and surrender charges deducted from policyholders' accounts. Policy benefits charged to expense include benefit claims in excess of related policyholders' account balances.

Premiums from disability income policies are recognized as revenue over the period to which the premiums relate.

FEDERAL INCOME TAXES

National Life Holding Company will file a consolidated tax return for the tax year ended December 31, 1999. The income tax return will include all members within the National Life Group except Life Insurance Company of the Southwest
(LSW) and Insurance Investors Life Insurance Company (IIL). LSW and IIL will file a separate tax return due to tax regulatory requirements. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

MINORITY INTERESTS

Minority interests at December 31, 1999 represent minority partners interests in entities within the National Life Group. Minority interests attributable to common stockholders are carried on the equity method. Those attributable to preferred stockholders are carried on the cost method, with dividends paid reflected as minority interests within the consolidated financial statements.

CLOSED BLOCK

National Life established and began operating a closed block (the Closed Block) on January 1, 1999. The Closed Block was established pursuant to regulatory requirements as part of the reorganization into a mutual holding company corporate structure. This Closed Block was established for the benefit of policyholders of participating policies inforce at December 31, 1998. Included in the block are traditional dividend paying life insurance policies, certain participating term insurance policies, dividend paying flex premium annuities, and other related liabilities. The Closed Block was established to protect the policy dividend expectations related to these policies. The Closed Block is expected to remain in effect until all policies within the Closed Block are no longer inforce. Assets assigned to the Closed Block at January 1, 1999, together with projected future premiums and investment returns, are reasonably expected to be sufficient to pay out all future Closed Block policy benefits. Such benefits include dividends paid out under the current dividend scale, adjusted to reflect future changes in the underlying experience. See Note 11 for additional information on the Closed Block's financial position and results of operations.

NOTE 3 - INVESTMENTS


DEBT AND EQUITY SECURITIES


The amortized cost and estimated fair values of available-for-sale debt and equity securities at December 31 were as follows (in thousands):

                                                                               Gross         Gross
                                                             Amortized      Unrealized    Unrealized    Estimated Fair
                              1999                              Cost           Gains         Losses         Value
------------------------------------------------------------------------------------------------------------------------
Available-for-sale (AFS) debt and equity
  securities:
        U.S. government obligations                        $    281,194    $    3,232     $   19,020     $   265,406
        Government agencies, authorities
          and subdivisions                                      118,459         4,010          3,100         119,369
        Public utilities                                        380,253        10,687         17,275         373,665
        Corporate                                             2,462,499        23,937         94,932       2,391,504
        Private placements                                      735,597         9,818         30,172         715,243
        Mortgage-backed securities                            1,112,382         2,432         37,065       1,077,749
------------------------------------------------------------------------------------------------------------------------
            Total AFS debt securities                         5,090,384        54,116        201,564       4,942,936
        Preferred stocks                                        134,852         2,708          8,109         129,451
        Common stocks                                            33,032         7,169          2,316          37,885
------------------------------------------------------------------------------------------------------------------------
            Total AFS debt and equity
             securities                                    $  5,258,268    $   63,993     $  211,989     $ 5,110,272
========================================================================================================================

                              1998
-----------------------------------------------------------------------------------------------------------------------
AFS debt and equity securities:
        U.S. government obligations                        $    315,567    $   17,710     $    1,024     $   332,253
        Government agencies, authorities
          and subdivisions                                      124,411        13,626             29         138,008
        Public utilities                                        392,211        21,944            678         413,477
        Corporate                                             2,368,814       152,991         18,249       2,503,556
        Private placements                                      670,467        36,929         10,501         696,895
        Mortgage-backed securities                            1,137,465        41,131          3,359       1,175,237
------------------------------------------------------------------------------------------------------------------------
            Total AFS debt securities                         5,008,935       284,331         33,840       5,259,426
        Preferred stocks                                        140,932         2,567          3,538         139,961
        Common stocks                                            37,847         2,373            823          39,397
------------------------------------------------------------------------------------------------------------------------
            Total AFS debt and equity
             securities                                    $  5,187,714     $ 289,271     $   38,201     $ 5,438,784
========================================================================================================================

Unrealized gains and losses on available-for-sale debt and equity securities included as a component of accumulated other comprehensive income and changes therein for the years ended December 31 were as follows (in thousands):

                                                                              1999                   1998
-------------------------------------------------------------------------------------------------------------
Net unrealized (losses) gains on available-for-sale securities            $ (399,066)             $  20,136
Net unrealized (losses) gains on separate accounts                            (2,652)                 1,543
Related minority interests                                                     8,672                 (1,786)
Related deferred policy acquisition costs                                    116,725                 17,139
Related present value of future profits of insurance acquired                 16,353                 (3,048)
Related deferred income taxes                                                 96,025                (12,758)
-------------------------------------------------------------------------------------------------------------
      (Decrease) increase in net unrealized gains                           (163,943)                21,226
      Balance, beginning of year                                             106,243                 85,017
-------------------------------------------------------------------------------------------------------------
        Balance, end of year                                              $  (57,700)             $ 106,243
=============================================================================================================

                                                                              1999                   1998
-------------------------------------------------------------------------------------------------------------
Balance, end of year includes:
      Net unrealized (losses) gains on available-for-sale securities      $ (147,996)             $ 251,070
      Net unrealized gains on separate accounts                                3,163                  5,815
      Related minority interests                                                   -                 (8,672)
      Related deferred policy acquisition costs                               39,186                (77,539)
      Related present value of future profits on insurance acquired           14,806                 (1,547)
      Related deferred income taxes                                           33,141                (62,884)
-------------------------------------------------------------------------------------------------------------
        Balance, end of year                                              $  (57,700)             $ 106,243
=============================================================================================================

Net other comprehensive (loss) income for 1999 and 1998 of $(163.9) million and $21.2 million is presented net of reclassifications to net income for gross gains realized during the period of $13.9 million and $9.0 million and net of tax and deferred acquisition cost offsets of $9.4 million and $6.6 million, respectively.

The amortized cost and estimated fair values of debt securities by contractual maturity at December 31, 1999 are shown below (in thousands). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                        Amortized              Estimated Fair
                                                                           Cost                    Value
--------------------------------------------------------------------------------------------------------------
Due in one year or less                                                $   125,445              $   125,798
Due after one year through five years                                    1,386,200                1,355,240
Due after five years through ten years                                   1,607,586                1,545,609
Due after ten years                                                        858,770                  838,540
Mortgage-backed securities                                               1,112,383                1,077,749

--------------------------------------------------------------------------------------------------------------
            Total                                                      $ 5,090,384              $ 4,942,936
==============================================================================================================

Information relating to available-for-sale debt security sale transactions for the years ended December 31 is shown below (in thousands):

                                                                      1999                     1998
--------------------------------------------------------------------------------------------------------------

Proceeds from sales                                                  $     921,594           $   1,167,190

Gross realized gains                                                 $      40,496           $      22,969
Gross realized losses                                                $      24,312           $      16,578

On January 1, 1999, National Life Group reclassified certain mutual fund investments from an available-for-sale to a trading classification. The cumulative gross unrealized gain reclassified into net investment gains was $0.6 million. For the year ended December 31, 1999, these securities recorded $0.9 million net investment income and $(0.5) million investment losses. Cost of trading securities held at December 31, 1999 was $12.1 million. National Life Group held no securities classified as trading prior to January 1, 1999.

National Life Group periodically lends certain U.S. government or corporate bonds to approved counterparties to enhance the yield of its bond portfolio. National Life receives cash collateral for at least 103% of the market value of securities loaned. Collateral adequacy is evaluated daily and periodically adjusted for changes in the market value of securities loaned. The carrying values of securities loaned are unaffected by the transaction. Collateral held (included in cash and cash equivalents) and the corresponding liability for collateral held were $115.5 million and $193.5 million at December 31, 1999 and 1998, respectively.

National Life Group also periodically enters into repurchase agreements on U.S. Treasury securities to enhance the yield of its bond portfolio. These transactions are accounted for as financings because the securities received at the end of the repurchase period are identical to the securities transferred. There were no open transactions at December 31, 1999 or 1998.

MORTGAGE LOANS AND REAL ESTATE

The distributions of mortgage loans and real estate at December 31 were as follows:

                                                                                 1999                   1998
                                                                         ---------------------- ----------------------
GEOGRAPHIC REGION
-----------------
New England                                                                        5.4%                   3.8%
Middle Atlantic                                                                    9.1                    9.7
East North Central                                                                10.1                    9.3
West North Central                                                                 5.4                    4.5
South Atlantic                                                                    24.7                   25.7
East South Central                                                                 5.6                    5.0
West South Central                                                                10.1                   10.3
Mountain                                                                          15.9                   17.7
Pacific                                                                           13.7                   14.0
----------------------------------------------------------------------------------------------------------------------

            Total                                                                100.0%                 100.0%
======================================================================================================================

PROPERTY TYPE
-------------
Residential                                                                        0.1%                   0.2%
Apartment                                                                         24.6                   24.2
Retail                                                                            11.0                   12.2
Office Building                                                                   34.9                   35.0
Industrial                                                                        26.4                   26.2
Hotel/Motel                                                                        1.8                    0.8
Other Commercial                                                                   1.2                    1.4
----------------------------------------------------------------------------------------------------------------------

            Total                                                                100.0%                 100.0%
======================================================================================================================

Total mortgage loans and real estate
   (in thousands)                                                         $  1,248,959           $  1,174,070
======================================================================================================================

Mortgage loans and related valuation allowances at December 31 were as follows (in thousands):

                                                                                 1999                  1998
-----------------------------------------------------------------------------------------------------------------
Unimpaired loans                                                             $ 1,148,526           $ 1,077,637
Impaired loans without valuation allowances                                        6,943                11,757
-----------------------------------------------------------------------------------------------------------------
            Subtotal                                                           1,155,469             1,089,394
-----------------------------------------------------------------------------------------------------------------
Impaired loans with valuation allowances                                          10,600                10,244
Related valuation allowances                                                      (3,113)               (1,134)
-----------------------------------------------------------------------------------------------------------------
            Subtotal                                                               7,487                 9,110
-----------------------------------------------------------------------------------------------------------------
                        Total                                                $ 1,162,956           $ 1,098,504
=================================================================================================================

Impaired loans:
      Average recorded investment                                            $    19,771           $    27,755
      Interest income recognized                                             $     2,137           $     3,124
      Interest received                                                      $     2,092           $     2,818

Impaired loans are mortgage loans where it is not probable that all amounts due under the contractual terms of the loan will be received. Impaired loans without valuation allowances are mortgage loans where the estimated fair value of the collateral exceeds the recorded investment in the loan. For these impaired loans, interest income is recognized on an accrual basis, subject to recoverability from the estimated fair value of the loan collateral. For impaired loans with valuation allowances, interest income is recognized on a cash basis.

Activity in the valuation allowances for impaired mortgage loans for the years ended December 31 were as follows (in thousands):

                                                                    1999                1998
===================================================================================================
Additions for impaired loans charged to realized losses            $ 1,993            $  1,564
Impairment losses charged to valuation allowances                        -              (2,217)
Changes to previously established valuation allowances                 (14)             (2,642)
---------------------------------------------------------------------------------------------------
            Increase/decrease in valuation allowances                1,979              (3,295)
            Balance, beginning of year                               1,134               4,429
---------------------------------------------------------------------------------------------------
            Balance, end of year                                   $ 3,113            $  1,134
===================================================================================================

NET INVESTMENT INCOME

The components of net investment income for the years ended December 31 were as follows (in thousands):

                                                                               1999                    1998
------------------------------------------------------------------------------------------------------------------
Debt securities interest                                                    $ 404,195               $ 405,184
Equity securities dividends                                                     2,385                   6,380
Mortgage loan interest                                                         94,258                  90,991
Policy loan interest                                                           46,393                  47,189
Real estate income                                                             11,698                  12,802
Other investment income                                                        29,943                  12,363
------------------------------------------------------------------------------------------------------------------
            Gross investment income                                           588,872                 574,909
            Less: investment expenses                                          23,054                  24,570
------------------------------------------------------------------------------------------------------------------
            Net investment income                                           $ 565,818               $ 550,339
==================================================================================================================

DERIVATIVES


National Life Group purchases over-the-counter options and exchange-traded futures on the Standard & Poor's 500 (S&P 500) index to hedge obligations relating to equity indexed products. When the S&P 500 index increases, increases in the intrinsic value of the options and fair value of futures are offset by increases in equity indexed product account values. When the S&P 500 index decreases, National Life Group's loss is the decrease in the fair value of futures and is limited to the premium paid for the options.

National Life Group purchases options only from highly rated counterparties. However, in the event a counterparty failed to perform, National Life Group's loss would be equal to the fair value of the net options held from that counterparty.

The option premium is expensed over the term of the option. Amortization of the option premium is reflected in investment income. Interest credited includes amounts that would be credited on the next policy anniversary based on the S&P 500 index's value at the reporting date, offset by changes in the intrinsic value of options held and changes in the fair value of futures. The call options are included in other invested assets and are carried at amortized cost plus intrinsic value, if any, of the call options as of the valuation date.

The notional amounts and net book value of options and futures at December 31 were as follows (in thousands):

                                                                    1999              1998
------------------------------------------------------------------------------------------------
Notional amounts:
            Options                                              $ 166,858          $  79,754
            Futures                                              $   5,439          $  28,835
================================================================================================

Book values:
Options:     Net amortized cost                                  $  17,800          $   5,514
             Intrinsic value                                        18,894             18,953
------------------------------------------------------------------------------------------------
             Book value                                             36,694             24,467
Futures at fair value                                                  890                463
------------------------------------------------------------------------------------------------
Net book value (included in other invested assets)               $  37,584          $  24,930
================================================================================================

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of financial instruments at December 31 were as follows (in thousands):


                                                                1999                                       1998
---------------------------------------------------------------------------------------------------------------------------------
                                                  Carrying Value  Estimated Fair Value      Carrying Value   Estimated Fair Value
---------------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents                           $   296,468       $   296,468             $   347,949        $   347,949
Available-for-sale debt and equity securities         5,110,272         5,110,272               5,438,784          5,438,784
Trading equity securities                                11,793            11,793                       -                  -
Mortgage loans                                        1,162,956         1,177,342               1,098,504          1,180,630
Policy loans                                            761,235           724,953                 776,363            743,687
Derivatives                                              37,584            35,528                  24,930             28,496

Investment products                                   2,770,295         2,740,443               2,507,012          2,522,940
Debt                                                     76,092            62,615                  78,088             75,141

For cash and cash equivalents carrying value approximates estimated fair value.

Debt and equity securities estimated fair values are based on quoted values where available. Where quoted values are not available, estimated fair values are based on discounted cash flows using current interest rates of similar securities.

Mortgage loan fair values are estimated as the average of discounted cash flows under different scenarios of future mortgage interest rates (including appropriate provisions for default losses and borrower prepayments).

For variable rate policy loans the unpaid balance approximates fair value. Fixed rate policy loan fair values are estimated based on discounted cash flows using the current variable policy loan rate (including appropriate provisions for mortality and repayments).

Derivatives estimated fair values are based on quoted values.

Investment products include flexible premium annuities, single premium deferred annuities and supplementary contracts not involving life contingencies. Investment product fair values are estimated as the average of discounted cash flows under different scenarios of future interest rates of A-rated corporate bonds and related changes in premium persistency and surrenders.

Debt fair values are estimated based on discounted cash flows using current interest rates of similar securities.

NOTE 4 - INSURANCE IN-FORCE AND REINSURANCE

National Life Group reinsures certain risks assumed in the normal course of business. For individual life products, National Life Group generally retains no more than $3.0 million of risk on any person (excluding accidental death benefits and dividend additions). Reinsurance for life products is ceded under yearly renewable term, coinsurance, and modified coinsurance agreements. Disability income products are significantly reinsured under coinsurance and modified coinsurance agreements.

National Life Group remains liable in the event any reinsurer is unable to meet its assumed obligations. National Life Group regularly evaluates the financial condition of its reinsurers and concentrations of credit risk of reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Transactions between the open and Closed Block (see Notes 11 and 13) have been excluded from the following schedule.

The effects of reinsurance for the years ended December 31 were as follows (in thousands):

                                                                         1999                   1998
-----------------------------------------------------------------------------------------------------------
Insurance premiums:
            Direct premiums                                           $ 439,562             $  453,859
            Reinsurance assumed                                           4,731                    898
            Reinsurance ceded                                           (60,898)               (68,497)
-----------------------------------------------------------------------------------------------------------
                                                                      $ 383,395             $  386,260
===========================================================================================================

Other income:
            Direct                                                    $   6,960             $    3,694
            Reinsurance ceded                                            12,887                 13,577
-----------------------------------------------------------------------------------------------------------
                                                                      $  19,847             $   17,271
===========================================================================================================

Increase in policy liabilities:
            Direct increase in policy liabilities                     $ 129,448             $   94,949
            Reinsurance assumed                                               -                     (4)
            Reinsurance ceded                                           (16,525)                 3,307
-----------------------------------------------------------------------------------------------------------
                                                                      $ 112,923             $   98,252
===========================================================================================================

                                                                         1999                   1998
-----------------------------------------------------------------------------------------------------------
Policy benefits:
            Direct policy benefits                                    $ 393,216              $ 416,919
            Reinsurance assumed                                          (2,479)                 1,286
            Reinsurance ceded                                           (60,403)               (71,426)
-----------------------------------------------------------------------------------------------------------
                                                                      $ 330,334              $ 346,779
===========================================================================================================

Policyholders' dividends:
            Direct policyholders' dividends                           $ 110,793              $ 110,630
            Reinsurance ceded                                            (3,935)                (3,528)
-----------------------------------------------------------------------------------------------------------
                                                                      $ 106,858              $ 107,102
===========================================================================================================


NOTE 5 - DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes in the deferred policy acquisition costs asset (in thousands):

                                                                    1999                  1998
---------------------------------------------------------------------------------------------------
Balance, beginning of year                                       $ 416,733              $ 392,014
  Acquisition costs deferred                                        73,648                 57,318
  Amortization to expense during the year                          (36,791)               (49,738)
  Adjustment to equity during the year                             116,725                 17,139
  Purchase GAAP effect on purchase of LSWNH (Note 12)              (32,188)                     -
---------------------------------------------------------------------------------------------------
Balance, end of year                                             $ 538,127              $ 416,733
===================================================================================================

NOTE 6 - FEDERAL INCOME TAXES

The components of federal income taxes and a reconciliation of the expected and actual federal income taxes and income tax rates for the years ended December 31 were as follows ($ in thousands):


                                                                  1999                                      1998
----------------------------------------------------------------------------------------------------------------------------------
                                                       Amount                 Rate               Amount                Rate
----------------------------------------------------------------------------------------------------------------------------------
Current                                               $  7,497                                 $  17,144
Deferred                                                 9,883                                   (18,164)
-------------------------------------------------------------------                      --------------------
            Income taxes                              $ 17,380                                 $  (1,020)
===================================================================                      ====================

Expected income taxes                                 $ 29,206               35.0%             $   9,686              35.0%
Differential earnings amount                            (2,058)              (2.5)                (7,953)            (28.7)
Affordable housing tax credit                           (6,509)              (7.8)                (6,638)            (24.0)
Net change in tax reserves                               2,033                2.4                  5,035              18.2
Other, net                                              (5,292)              (6.3)                (1,150)             (4.2)
----------------------------------------------------------------------------------------------------------------------------------
            Income taxes                              $ 17,380                                 $  (1,020)
===================================================================                      ====================
            Effective federal income tax rate                                20.8%                                    (3.7)%
====================================================                =====================                    =====================


National Life Group received net federal income tax refunds of $9.4 million in 1999 and paid federal income taxes of $13.3 million in 1998.

Components of net deferred income tax assets at December 31 were as follows (in thousands):

                                                                                              1999             1998
--------------------------------------------------------------------------------------------------------------------------
Deferred income tax assets:
    Net unrealized loss on available-for-sale securities                                   $  33,141                -
    Debt and equity securities                                                                15,456                -
    Policy liabilities                                                                       179,008       $  185,294
    Other liabilities and accrued expenses                                                    51,609           67,291
    Other                                                                                        490            4,761
--------------------------------------------------------------------------------------------------------------------------
                        Total deferred income tax assets                                     279,704          257,346
--------------------------------------------------------------------------------------------------------------------------

Deferred income tax liabilities:
    Deferred policy acquisition costs                                                        125,842          126,380
    Present value of future profits of insurance acquired                                     37,908           17,683
    Net unrealized gain on available-for-sale securities                                           -           62,884
    Debt and equity securities                                                                     -           16,947
    Other                                                                                     14,771           11,911
--------------------------------------------------------------------------------------------------------------------------
                        Total deferred income tax liabilities                                178,521          235,805
--------------------------------------------------------------------------------------------------------------------------

                        Net deferred income tax assets                                     $ 101,183       $   21,541
==========================================================================================================================

Management believes it is more likely than not that National Life Group will realize the benefit of deferred tax assets.

National Life's federal income tax returns are routinely audited by the IRS. The IRS has examined National Life's tax returns through 1995 and is currently examining the years 1996 - 1998. In management's opinion adequate tax liabilities have been established for all open years.

NOTE 7 - BENEFIT PLANS

National Life sponsors a qualified defined benefit pension plan covering substantially all employees. The plan is administered by National Life's Benefits Committee and is non-contributory, with benefits based on an employee's retirement age, years of service and compensation near retirement. Plan assets are primarily bonds and common stocks held in a National Life separate account and funds invested in a group annuity contract issued by National Life. National Life also sponsors other, non-qualified pension plans, including a non-contributory defined benefit plan for general agents that provides benefits based on years of service and sales levels, a contributory defined benefit plan for certain employees, agents and general agents and a non-contributory defined supplemental benefit plan for certain executives. These non-qualified defined benefit pension plans are not funded.

National Life sponsors four defined benefit postretirement plans that provide medical, dental and life insurance benefits to employees and agents. Substantially all employees and agents may be eligible for retiree benefits if they reach normal retirement age and meet certain minimum service requirements while working for National Life. Most of the plans are contributory, with retiree contributions adjusted annually, and contain cost sharing features such as deductibles and copayments. The plans are not funded and National Life Group pays for plan benefits on a current basis. The cost of these benefits is recognized as earned.

During 1997, National Life offered enhanced pension and postretirement benefits to employees meeting certain defined eligibility requirements. The program resulted in special termination benefits for the expected present value of the enhancements to benefits, curtailment gains for reductions in the pension benefit obligations relating to assumed increases in future compensation levels and settlement gains for the pro-rata recognition of actuarial gains on lump sum settlements of pension benefit obligations. Some of the plan participants elected to defer their lump sum payouts until 1998, which also deferred recognition of the related settlement gain until 1998.

The status of the defined benefit plans at December 31 was as follows (in thousands):

                                                                       Pension Benefits                     Other Benefits
                                                            ----------------------------------------------------------------------
                                                                     1999              1998              1999             1998
----------------------------------------------------------------------------------------------------------------------------------
CHANGE IN BENEFIT OBLIGATION:
  Benefit obligation, beginning of year                           $ 189,524         $ 162,986         $ 27,883          $ 24,759
  Service cost (benefits earned during the current period)            4,194             2,849              581               547
  Interest cost on benefit obligation                                12,260            11,430            1,876             1,699
  Actuarial (gains) losses                                          (26,832)           34,444           (3,937)            1,939
  Benefits paid                                                     (12,002)          (22,185)          (1,170)           (1,061)
----------------------------------------------------------------------------------------------------------------------------------
  Benefit obligation, end of year                                 $ 167,144         $ 189,524         $ 25,233          $ 27,883
==================================================================================================================================

CHANGE IN PLAN ASSETS:
  Plan assets, beginning of year                                  $ 100,045         $ 108,884
  Actual return on plan assets                                        9,952             7,200
  Benefits paid                                                      (5,747)          (16,039)
------------------------------------------------------------------------------------------------
  Plan assets, end of year                                        $ 104,250         $ 100,045
================================================================================================


                                                                     Pension Benefits                     Other Benefits
                                                          ---------------------------------------------------------------------
                                                                   1999              1998              1999            1998
-------------------------------------------------------------------------------------------------------------------------------
FUNDED STATUS:
  Benefit obligation                                            $ 167,144         $ 189,524         $ 25,233       $ 27,883
  Plan assets                                                    (104,250)         (100,045)
-------------------------------------------------------------------------------------------------------------------------------
       Benefit obligation in excess of plan assets                 62,894            89,479           25,233         27,883
  Unrecognized actuarial gains (losses)                            18,309           (11,259)           6,397          2,526
  Unrecognized prior service cost                                                                     (1,080)        (1,152)
                                                          ---------------------------------------------------------------------
       Accrued benefit cost at September 30                        81,203            78,220           30,550         29,257
              Payments subsequent to measurement date              (1,638)           (1,518)
-------------------------------------------------------------------------------------------------------------------------------
       Accrued benefit cost at December 31                      $  79,565         $  76,702         $ 30,550       $ 29,257
===============================================================================================================================

The components of net periodic benefit cost for the years ended December 31 were as follows (in thousands):

                                                                     Pension Benefits                   Other Benefits
                                                          -------------------------------------------------------------------
                                                                   1999             1998             1999            1998
-----------------------------------------------------------------------------------------------------------------------------
Service cost (benefits earned during the current period)         $  4,194         $  2,849        $    581        $    547
Interest cost on benefit obligation                                12,260           11,430           1,876           1,699
Expected return on plan assets                                     (8,745)          (9,078)
Net amortization and deferrals                                        281           (1,167)            (66)            (83)
Amortization of prior service cost                                                                      72              72
Settlement gains from 1997 early retirement program                                 (3,131)
-----------------------------------------------------------------------------------------------------------------------------
Net periodic benefit cost (included in operating
  expenses)                                                      $  7,990         $    903         $ 2,463         $ 2,235
=============================================================================================================================

The total projected benefit obligation for non-qualified defined benefit pension plans was $70.9 million and $81.4 million at December 31, 1999 and 1998, respectively. The total accumulated benefit obligation (APBO) for these plans was $67.7 million and $75.2 million at December 31, 1999 and 1998, respectively.

The actuarial assumptions used in determining benefit obligations at December 31, were as follows:

                                                               Pension Benefits                     Other Benefits
                                                     --------------------------------------------------------------------
                                                           1999               1998              1999             1998
-------------------------------------------------------------------------------------------------------------------------
Discount rate                                              7.75%              6.75%             7.75%            6.75%
Rate of increase in future compensation levels             6.00%              5.00%
Expected long term return on plan assets                   9.00%              9.00%

Health care cost trend rates grade to 5% in year 2000 and remain level thereafter. Increasing the assumed health care trend rates by one percentage point in each year would increase the APBO by about $2.4 million and the 1999 service and interest cost components of net periodic postretirement benefit cost by about $0.1 million. Decreasing the assumed health care trend rates by one percentage point in each year would reduce the APBO by about $2.0 million and the 1999 service and interest cost components of net periodic postretirement benefit cost by about $0.1 million. National Life Group uses the straight-line method of amortization for prior service cost and unrecognized gains and losses.

National Life provides employee savings and 401(k) plans where up to 3% of an employee's compensation may be invested by the employee in either plan with matching funds contributed by the company. Employees below specified levels of compensation also receive a foundation contribution of 1.5% of compensation. Additional employee voluntary contributions may be made to the plans up to a set maximum. Vesting and withdrawal privilege schedules are attached to the Company's contributions.

National Life also provides a 401(k) plan for it's regular full-time agents whereby accumulated funds may be invested by the agent in a group annuity contract with National Life or in mutual funds sponsored by an affiliate of National Life. Total annual contributions can not exceed certain limits that vary based on total agent compensation. No National Life contributions are made to the plan.

Life Insurance Company of the Southwest (LSW), an indirectly held wholly-owned subsidiary of National Life, provides a 401(k) to its employees. Additional voluntary employee contributions may be made to the plan subject to certain limits. LSW's contributions to these plans generally vest within two years.

NOTE 8 - DEBT

Debt consists of the following (in thousands):

                                                                                       1999                    1998
---------------------------------------------------------------------------------------------------------------------------
8.25% Surplus Notes:                                                                  $ 69,692               $ 69,688
       $70 million, maturing March 1, 2024 with interest payable semi-annually on March 1 and September 1. The notes are unsecured and subordinated to all present and future indebtedness, policy claims and prior claims. The notes may be redeemed in whole or in part any time after March 1, 2004 at predetermined redemption prices. All interest and principal payments require prior written approval by the State of Vermont Department of
       Banking, Insurance, Securities and Health Care Administration.

6.57% Term Note:                                                                         6,400                  8,400
       $6.4 million, maturing March 1, 2002 with interest payable semi-annually on March 1 and September 1. The note is secured by subsidiary stock, includes certain restrictive covenants and requires annual payments of principal (see below).

---------------------------------------------------------------------------------------------------------------------------
       Total debt                                                                     $ 76,092               $ 78,088
===========================================================================================================================

The aggregate annual scheduled maturities of debt for the next five years are as follows (in thousands):


       2000                                  2,000
       2001                                  2,000
       2002                                  2,400
       2003                                      -
       2004                                      -

Interest paid was $6.3 million and $6.2 million in 1999 and 1998, respectively.

NOTE 9 - CONTINGENCIES

During 1997, several class action lawsuits were filed against National Life in various states related to the sale of life insurance policies during the 1980's and 1990's. National Life specifically denied any wrongdoing. National Life agreed to a settlement of these class action lawsuits in June 1998. This agreement was subsequently approved by the court in October 1998. The settlement provides class members with various policy enhancement options and new product purchase discounts. Class members may instead pursue alternative dispute resolution according to predetermined guidelines. Qualifying members may also opt out of the class action and pursue litigation separately against National Life. Most of the alternative dispute resolution cases were settled by December 31, 1999. Management believes that while the ultimate cost of this litigation (including those opting out of the class action) is still uncertain, it is unlikely, after considering existing provisions, to have a material adverse effect on National Life's financial position.

In late 1999, two lawsuits were filed against National Life and the State of Vermont in Vermont related to National Life's conversion to a mutual holding company structure. National Life and the State of Vermont specifically deny any wrongdoing and intend to defend these cases vigorously. In the opinion of National Life Group's management, based on advice from legal counsel, the ultimate resolution of these lawsuits will not have a material effect on National Life Group's financial position. However, liabilities related to these lawsuits could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

NOTE 10 - NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133), which establishes accounting and reporting standards for derivative instruments. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges: fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. The statement was originally effective for fiscal years beginning after June 15, 1999. In June, 1999 the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (FAS 137). FAS 137 requires the application of FAS 133 for fiscal years beginning after June 15, 2000. National Life Group is currently assessing the impact of the adoption of FAS 133.

NOTE 11 - CLOSED BLOCK

Included within the financial statement categories in the 1999 Consolidated Statement of Operations and Comprehensive Income is a net pre-tax contribution from the Closed Block of $24.4 million. The Closed Block was established on January 1, 1999 as part of the conversion to a mutual holding company corporate structure (see Note 13). Summarized financial information for the Closed Block effects included in the consolidated financial statements as of December 31, 1999 and for the year then ended is as follows (in thousands):

                                                                                                                       1999
---------------------------------------------------------------------------------------------------------------------------------

ASSETS:
  Cash and cash equivalents                                                                                         $  122,982
  Available-for-sale debt securities (amortized cost of $1,800.1 million)                                            1,771,494
  Mortgage loans                                                                                                       380,986
  Policy loans                                                                                                         640,490
  Accrued investment income                                                                                             53,387
  Premiums and fees receivable                                                                                          18,864
  Deferred policy acquisition costs                                                                                    312,588
  Other assets                                                                                                         123,690
---------------------------------------------------------------------------------------------------------------------------------

     Total assets                                                                                                   $3,424,481
=================================================================================================================================

LIABILITIES:
  Policy liabilities and accruals                                                                                   $3,629,560
  Other liabilities                                                                                                     69,186
---------------------------------------------------------------------------------------------------------------------------------

     Total liabilities                                                                                              $3,698,746
=================================================================================================================================

                                                                                                                       1999
---------------------------------------------------------------------------------------------------------------------------------

REVENUES:
 Premiums and other income                                                                                          $  325,445
 Net investment income                                                                                                 216,432
 Realized investment gain                                                                                                8,720
---------------------------------------------------------------------------------------------------------------------------------

   Total revenues                                                                                                      550,597
---------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
 Increase in policy liabilities                                                                                         66,324
 Policy benefits                                                                                                       283,598
 Policyholders' dividends                                                                                              107,941
 Interest credited to policyholders' accounts                                                                           13,294
 Operating expenses                                                                                                     17,407
 Policy acquisition expenses, net                                                                                       37,662
---------------------------------------------------------------------------------------------------------------------------------

   Total benefits and expenses                                                                                         526,226
---------------------------------------------------------------------------------------------------------------------------------

Pre-tax contribution from the Closed Block                                                                          $   24,371
=================================================================================================================================

There were no mortgage valuation allowances on Closed Block mortgage loans at December 31, 1999. Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside the Closed Block are therefore disproportionate to the actual business outside the Closed Block.

NOTE 12 - ACQUISITION

On July 2, 1999, National Life Group acquired the outstanding one-third interest in LSW National Holdings, Inc., (LSWNH) the parent of Dallas, Texas-based Life Insurance Company of the Southwest (LSW), a financial services company specializing in the sale of annuities. National Life Group had previously purchased a two-thirds interest in the company in February, 1996.

The purchase price was $61.6 million in cash. Purchasing the remaining one-third interest eliminated the ongoing provision for minority interests for the last six months of 1999. The effect of the cash purchase on the consolidated financial statements was to reduce minority interests by $39.7 million and record net purchase GAAP adjustments of $21.9 million, which included intangible assets for the present value of future profits of insurance acquired of $59.4 million and goodwill of $3.0 million.

Had the one-third purchase been made at January 1, 1998, pro-forma consolidated net income would have increased by about $3.1 million and $2.2 million in 1999 and 1998, respectively. These pro-forma consolidated results are not necessarily indicative of the actual results which might have occurred had National Life Group owned all of LSWNH since that date. (unaudited)

NOTE 13 - REORGANIZATION INTO A MUTUAL HOLDING COMPANY
          CORPORATE STRUCTURE

On January 1, 1999, National Life converted from a mutual to a stock insurance company as part of a reorganization into a mutual holding company corporate structure.

Prior to the conversion, policyowners held policy contractual and membership rights from National Life. The contractual rights, as defined in the various insurance and annuity policies, remained with National Life after the conversion. Membership interests held by policyowners of National Life at December 31, 1998 were converted to membership interests in National Life Holding Company, a mutual insurance holding company created for this purpose. National Life Holding Company currently owns all the outstanding shares of NLV Financial, a stock holding company created for this purpose, which in turn currently owns all the outstanding shares of National Life. National Life Holding Company currently has no other assets, liabilities or operations other than that related to its ownership of NLV Financial's outstanding stock. Similarly, NLV Financial currently has no other assets, liabilities or operations other than that related to its ownership of National Life's outstanding stock. Under the terms of the reorganization, National Life Holding Company must always hold a majority of the voting shares of NLV Financial.

This reorganization was approved by policyowners of National Life and was completed with the approval of the Commissioner of the Vermont Department of Banking, Insurance, Securities, and Health Care Administration (the "Commissioner").

Under the provisions of the reorganization, National Life issued 2.5 million common stock $1 par shares to its parent, NLV Financial as a transfer from retained earnings. There were no dividends paid or declared in 1999 by National Life. Dividends declared by National Life in excess of ten percent of statutory surplus (see Note 14 for statutory information) require pre-approval by the Commissioner.

NOTE 14 - STATUTORY INFORMATION

National Life prepares statutory basis financial statements for regulatory filings with insurance regulators in all 50 states and the District of Columbia. A reconciliation of National Life's statutory surplus to GAAP equity at December 31 and statutory net income to GAAP net income for the years ended December 31 were as follows (in thousands):

                                                       1999                                            1998
                                      --------------------------------------------------------------------------------------
                                         Surplus/                                         Surplus/
                                          Equity                 Net Income                Equity                Net Income
----------------------------------------------------------------------------------------------------------------------------
Statutory surplus/net income           $  408,086                 $ 25,923              $  373,063               $  67,841

Asset valuation reserve                    79,207                                           69,994
Interest maintenance reserve               58,507                    5,681                  52,826                  (4,114)
Surplus notes                             (70,716)                                         (70,700)
Non-admitted assets                         2,101                                           17,033
Investments                                30,149                    5,916                     650                  (4,471)
Deferred policy acquisition costs         445,704                   17,250                 428,453                  (9,479)
Deferred income taxes                      45,587                   (3,837)                 74,132                  15,555
Policy liabilities                       (202,061)                  10,063                (203,832)                 (6,476)
Policyholders' dividends                   67,494                    3,289                  64,205                     529
Benefit plans                             (29,475)                  (1,571)                (27,904)                  6,730
Sales remediation costs                                                                                            (40,575)
Other comprehensive income, net           (57,700)                                         106,243
Other changes, net                         (1,895)                  (6,086)                 (1,860)                 (5,352)
----------------------------------------------------------------------------------------------------------------------------

GAAP equity/net income                 $  774,988                 $ 56,628              $  882,303               $  20,188
============================================================================================================================

The New York Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the New York Insurance Law. No consideration is given by the New York Insurance Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance (Codification), which will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. The NAIC has recommended an effective date of January 1, 2001. The Codification provides guidance for areas which promulgated statutory accounting principles had not previously addressed, and changes current promulgated guidance in other areas.

The Vermont Department of Banking, Insurance, Securities, and Health Care Administration has adopted Codification effective January 1, 2001. The Department may make changes to the promulgated guidance prior to the effective date. National Life has not estimated the potential effect of the Codification guidance on its reported results.

                         NATIONAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                                    * * * * *

                              FINANCIAL STATEMENTS

                                    * * * * *

                           DECEMBER 31, 1999 AND 1998

                    [PRICEWATERHOUSECOOPERS LLP LETTERHEAD]




                        Report of Independent Accountants





To the Board of Directors and Stockholder of National Life Insurance Company:


In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations and comprehensive income, changes in equity, and cash flows present fairly, in all material respects, the financial position of National Life Insurance Company and its subsidiaries (National
Life) at December 31, 1999 and 1998, and the results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of National Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


As discussed in Note 13 to the financial statements, on January 1, 1999, National Life converted from a mutual to a stock insurance company as part of a reorganization into a mutual holding company corporate structure. Members' voting and liquidation rights in National Life were transferred to National Life Holding Company, the upstream parent of National Life, as part of this reorganization.


/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
March 10, 2000

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEET

DECEMBER 31,
----------------------------------------------------------------------------------------------------------------
(In Thousands)                                                                       1999              1998
----------------------------------------------------------------------------------------------------------------
ASSETS:
  Cash and cash equivalents                                                     $    173,485     $     347,949
  Available-for-sale debt and equity securities                                    3,338,777         5,438,784
  Trading equity securities                                                           11,793                 -
  Mortgage loans                                                                     781,970         1,098,504
  Policy loans                                                                       120,745           776,363
  Real estate investments                                                             86,003            75,566
  Other invested assets                                                              151,044           113,696
----------------------------------------------------------------------------------------------------------------
     Total cash and invested assets                                                4,663,817         7,850,862

  Deferred policy acquisition costs                                                  225,539           416,733
  Accrued investment income                                                           64,886           119,249
  Premiums and fees receivable                                                         3,168            21,044
  Deferred income taxes                                                               49,989            21,541
  Amounts recoverable from reinsurers                                                302,607           253,651
  Present value of future profits of insurance acquired                              113,851            45,539
  Property and equipment, net                                                         45,609            59,503
  Other assets                                                                        57,507           133,702
  Closed block assets                                                              3,424,481                 -
  Separate account assets                                                            404,030           283,948
----------------------------------------------------------------------------------------------------------------
     Total assets                                                               $  9,355,484     $   9,205,772
================================================================================================================
LIABILITIES:
  Policy benefit liabilities                                                    $    731,006     $   3,907,114
  Policyholders' accounts                                                          3,258,761         3,348,132
  Policyholders' deposits                                                             42,468            38,520
  Policy claims payable                                                               16,419            31,900
  Policyholders' dividends                                                               325            54,757
  Amounts payable to reinsurers                                                       19,213            35,481
  Collateral held on loaned securities                                                48,375           193,491
  Other liabilities and accrued expenses                                             275,893           307,036
  Debt                                                                                76,092            78,088
  Closed block liabilities                                                         3,698,746                 -
  Separate account liabilities                                                       400,867           264,421
----------------------------------------------------------------------------------------------------------------
     Total liabilities                                                             8,568,165         8,258,940
----------------------------------------------------------------------------------------------------------------
MINORITY INTERESTS                                                                    12,331            64,529

STOCKHOLDER'S EQUITY:
  Common stock (authorized 2.5 million shares at $1 par value, 2.5 million
    shares issued and outstanding)                                                     2,500                 -
  Additional paid in capital                                                           5,000                 -
  Retained earnings                                                                  825,188           776,060
  Accumulated other comprehensive (loss) income                                      (57,700)          106,243
----------------------------------------------------------------------------------------------------------------
     Total stockholder's equity                                                      774,988           882,303
----------------------------------------------------------------------------------------------------------------
     Total liabilities, minority interests and equity                           $  9,355,484     $   9,205,772
================================================================================================================

   The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------
(In Thousands)                                                                      1999               1998
----------------------------------------------------------------------------------------------------------------

REVENUES:
 Insurance premiums                                                             $   57,950       $     386,260
 Policy and contract charges                                                        54,624              48,463
 Net investment income                                                             349,385             550,339
 Net investment (losses) gains                                                      (5,580)              8,450
 Mutual fund commission and fee income                                              56,232              49,670
 Closed block income                                                                24,371                   -
 Other income                                                                       19,862              17,271
----------------------------------------------------------------------------------------------------------------

   Total revenue                                                                   556,844           1,060,453
----------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
 Increase in policy liabilities                                                     46,599              98,252
 Policy benefits                                                                    46,736             346,779
 Policyholders' dividends                                                           (1,083)            107,102
 Interest credited to policyholders' accounts                                      194,442             208,505
 Operating expenses                                                                147,505             141,242
 Sales practice remediation costs                                                        -              40,575
 Net deferral of policy acquisition costs                                           39,201              90,323
----------------------------------------------------------------------------------------------------------------

   Total benefits and expenses                                                     473,400           1,032,778
----------------------------------------------------------------------------------------------------------------

Income before income taxes and minority interests                                   83,444              27,675

  Income tax expense (benefit)                                                      17,380              (1,020)
----------------------------------------------------------------------------------------------------------------

Income before minority interests                                                    66,064              28,695

  Minority interests                                                                 9,436               8,507
----------------------------------------------------------------------------------------------------------------

NET INCOME                                                                          56,628              20,188

OTHER COMPREHENSIVE (LOSS) INCOME, NET
  Unrealized (losses) gains on securities, net                                    (163,943)             21,226
----------------------------------------------------------------------------------------------------------------

TOTAL COMPREHENSIVE (LOSS) INCOME                                               $ (107,315)      $      41,414
================================================================================================================

   The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY

FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------
(In Thousands)                                                                        1999             1998
----------------------------------------------------------------------------------------------------------------

COMMON STOCK:
  Balance at January 1                                                            $        -       $         -
    2.5 million shares at $1 par issued via equity transfer from retained
     earnings pursuant to mutual holding company reorganization                        2,500                 -
----------------------------------------------------------------------------------------------------------------

      Balance at December 31                                                      $    2,500       $         -
================================================================================================================

ADDITIONAL PAID IN CAPITAL:
  Balance at January 1                                                            $        -       $         -
   Capital contributed via equity transfer from retained earnings
     pursuant to mutual holding company reorganization                                 5,000                 -
----------------------------------------------------------------------------------------------------------------

      Balance at December 31                                                      $    5,000       $         -
================================================================================================================

RETAINED EARNINGS:
  Balance at January 1                                                            $  776,060       $   755,872
   Transfer to common stock pursuant to mutual holding company
     reorganization                                                                   (2,500)
    Transfer to additional paid in capital pursuant to mutual holding company
     reorganization                                                                   (5,000)
      Net income                                                                      56,628            20,188
----------------------------------------------------------------------------------------------------------------

       Balance at December 31                                                     $  825,188       $   776,060
================================================================================================================

ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME:
  Balance at January 1                                                            $  106,243       $    85,017
  Unrealized (losses) gains on available-for-sale securities, net                   (163,943)           21,226
----------------------------------------------------------------------------------------------------------------

    Balance at December 31                                                        $  (57,700)      $   106,243
================================================================================================================

TOTAL STOCKHOLDER'S EQUITY:
  Balance at December 31                                                          $  774,988       $   882,303
================================================================================================================


   The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENT OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------
(In Thousands)                                                                          1999           1998
-------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                        $     56,628     $    20,188

Adjustments to reconcile net income to net cash provided by operations:
   Change in:
      Accrued investment income                                                            (67)          6,541
      Policy liabilities                                                                (7,845)         87,367
      Deferred policy acquisition costs                                                (59,780)         (7,580)
      Policyholders' dividends                                                           2,589           1,362
      Deferred income taxes                                                             21,134         (13,330)
   Net realized investment gains                                                         5,580          (8,450)
   Depreciation                                                                          7,339           6,977
   Other                                                                                 9,463          12,714
-------------------------------------------------------------------------------------------------------------------

     Net cash provided by operating activities                                          35,041         105,789
-------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from sales, maturities and repayments of investments                      1,063,475       2,020,526
  Cost of available-for-sale investments acquired                                   (1,241,086)     (2,236,001)
  Acquisition of remaining interest in LSWNH, Inc.                                     (61,632)              -
  Other                                                                                  2,648          14,656
-------------------------------------------------------------------------------------------------------------------

     Net cash used by investing activities                                            (236,595)       (200,819)
-------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' deposits, including interest credited                                 558,115         563,606
  Policyholders' withdrawals, including policy charges                                (379,233)       (452,184)
  Net decrease in borrowings under repurchase agreements                                     -        (234,570)
  Net (decrease) increase in securities lending liabilities                           (126,342)        173,726
  Other                                                                                   (906)         20,221
-------------------------------------------------------------------------------------------------------------------

    Net cash provided by financing activities                                           51,634          70,799
-------------------------------------------------------------------------------------------------------------------

CLOSED BLOCK ACTIVITY, NET                                                             (24,544)              -
-------------------------------------------------------------------------------------------------------------------

NET DECREASE IN CASH AND CASH EQUIVALENTS                                             (174,464)        (24,231)

CASH AND CASH EQUIVALENTS:
  Beginning of year                                                                    347,949         372,180
-------------------------------------------------------------------------------------------------------------------

  End of year                                                                     $    173,485     $   347,949
===================================================================================================================

   The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


NOTE 1 - NATURE OF OPERATIONS

National Life Insurance Company and its subsidiaries and affiliates (the Company) offer a broad range of financial products and services, including life insurance, annuities, disability income insurance, mutual funds, and investment advisory and administration services. The flagship company of the organization, National Life Insurance Company (National Life), was chartered in 1848, and is also known by its registered trade name "National Life of Vermont". The Company employs about 900 people, primarily concentrated in Montpelier, Vermont and Dallas, Texas. On January 1, 1999, pursuant to a mutual holding company reorganization, National Life converted from a mutual to a stock life insurance company. All of National Life's outstanding shares are currently held by its parent, NLV Financial Corp, which is the wholly-owned subsidiary of National Life Holding Company. See Note 13 for more information.

The insurance operations within the Company develop and distribute individual life insurance and annuity products. The Company markets this diverse product portfolio to small business owners, professionals and other middle to upper income individuals. The Company provides financial solutions in the form of estate, business succession and retirement planning, deferred compensation and other key executive fringe benefit plans, and asset management. Insurance and annuity products are primarily distributed through about 32 general agencies in major metropolitan areas, a system of managing general agents, and independent brokers throughout the United States. The Company has in excess of 300,000 policyholders and through its member companies is licensed to do business in all 50 states and the District of Columbia. About 26% of the Company's total collected premiums and deposits are from residents of New York and California.

Members of the Company also distribute and provide investment advisory and administrative services to the Sentinel Group Funds, Inc. The Sentinel Funds' $3.1 billion of net assets represent fourteen mutual funds managed on behalf of about 117,000 individual, corporate and institutional shareholders worldwide.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States (GAAP).

The consolidated financial statements include the accounts of National Life and its subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation. Certain reclassifications have been made to conform prior periods to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Cash and cash equivalents include highly liquid debt instruments purchased with remaining maturities of three months or less.

Available-for-sale and trading debt and equity securities are reported at estimated fair value. Debt and equity securities that experience declines in value that are other than temporary are written down with a corresponding charge to net investment losses.

Mortgage loans are reported at amortized cost, less valuation allowances for the excess, if any, of the amortized cost of impaired loans over the estimated fair value of the related collateral. Changes in valuation allowances are included in net investment gains and losses.

Policy loans are reported at their unpaid balance and are fully collateralized by related cash surrender values.

Real estate investments are reported at depreciated cost. Real estate acquired in satisfaction of debt is transferred to real estate at estimated fair value. Investments in joint ventures and limited partnerships are generally carried at cost.

Net realized investment gains and losses are recognized using the specific identification method and are reported as net investment gains and losses. Changes in the estimated fair values of available-for-sale debt and equity securities are reflected in comprehensive income after adjustments for related deferred policy acquisition costs, present value of future profits of insurance acquired, income taxes and minority interests. Changes in the fair value of trading equity securities are reflected in net investment gains and losses.

POLICY ACQUISITION EXPENSES

Commissions and other costs of acquiring business that vary with and are primarily related to the production of new business are generally deferred.

Deferred policy acquisition costs for participating life insurance, universal life insurance and investment-type annuities are amortized in relation to estimated gross margins or profits. Amortization is adjusted retrospectively for actual experience and when estimates of future gross margins or profits are revised. Balances of deferred policy acquisition costs for these products are adjusted for related unrealized gains and losses on available-for-sale debt and equity securities through other comprehensive income, net of related income taxes.

Deferred policy acquisition costs for non-participating term life insurance and disability income insurance are amortized in relation to premium income using assumptions consistent with those used in computing policy benefit liabilities.

Balances of deferred policy acquisition costs are regularly evaluated for recoverability from product margins or profits.

PRESENT VALUE OF FUTURE PROFITS OF INSURANCE ACQUIRED

Present value of future profits of insurance acquired is the actuarially-determined present value of future projected profits from policies in force at the date of their acquisition, and is amortized in relation to gross profits of those policies. Amortization is adjusted retrospectively for actual experience and when estimates of future profits are revised.

GOODWILL

Goodwill is amortized over 20 years using the straight line method and is periodically evaluated for recoverability.

PROPERTY AND EQUIPMENT

Property and equipment is reported at depreciated cost. Real property is primarily depreciated over 39.5 years using the straight-line method. Furniture and equipment is depreciated using accelerated depreciation methods over 7 years and 5 years, respectively.

SEPARATE ACCOUNTS

Separate accounts are segregated funds relating to certain variable annuity and variable life policies, and National Life's pension plans. Separate account assets are primarily common stocks, bonds, mortgage loans, and real estate and are carried at estimated fair value. Separate account liabilities reflect separate account policyholders' interests in separate account assets, include the actual investment performance of the respective accounts and are not guaranteed. Separate account results relating to these policyholders' interests are excluded from revenues and expenses.

POLICY LIABILITIES

Policy benefit liabilities for participating life insurance are developed using the net level premium method, with interest and mortality assumptions used in calculating policy cash surrender values. Participating life insurance terminal dividends are accrued in relation to gross margins.

Policy benefit liabilities for non-participating life insurance, disability income insurance and certain annuities are developed using the net level premium method, with assumptions for interest, mortality, morbidity, withdrawals and expenses based principally on company experience.

Policyholders' account balances for universal life insurance and investment-type annuities represent amounts that inure to the benefit of the policyholders (before surrender charges).

POLICYHOLDERS' DIVIDENDS

Policyholders' dividends are the pro-rata amount of dividends earned that will be paid or credited at the next policy anniversary. Dividends are based on a scale that seeks to reflect the relative contribution of each group of policies to National Life's overall operating results. The dividend scale is approved annually by National Life's Board of Directors. See additional information below on dividends on contracts within the Closed Block.

RECOGNITION OF INSURANCE INCOME AND RELATED EXPENSES

Premiums from traditional life and certain annuities are recognized as revenue when due from the policyholder. Benefits and expenses are matched with income by providing for policy benefit liabilities and the deferral and amortization of policy acquisition costs so as to recognize profits over the life of the policies.

Premiums from universal life and investment-type annuities are reported as increases in policyholders' accounts. Revenues for these policies consist of mortality charges, policy administration fees and surrender charges deducted from policyholders' accounts. Policy benefits charged to expense include benefit claims in excess of related policyholders' account balances.

Premiums from disability income policies are recognized as revenue over the period to which the premiums relate.

FEDERAL INCOME TAXES

National Life Holding Company will file a consolidated tax return for the tax year ended December 31, 1999. The income tax return will include all members within the Company except Life Insurance Company of the Southwest (LSW) and Insurance Investors Life Insurance Company (IIL). LSW and IIL will file a separate tax return due to tax regulatory requirements. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

MINORITY INTERESTS

Minority interests at December 31, 1999 represent minority partners interests in entities within the Company. Minority interests attributable to common stockholders are carried on the equity method. Those attributable to preferred stockholders are carried on the cost method, with dividends paid reflected as minority interests within the consolidated financial statements.

CLOSED BLOCK

National Life established and began operating a closed block (the Closed Block) on January 1, 1999. The Closed Block was established pursuant to regulatory requirements as part of the reorganization into a mutual holding company corporate structure. This Closed Block was established for the benefit of policyholders of participating policies inforce at December 31, 1998. Included in the block are traditional dividend paying life insurance policies, certain participating term insurance policies, dividend paying flex premium annuities, and other related liabilities. The Closed Block was established to protect the policy dividend expectations related to these policies. The Closed Block is expected to remain in effect until all policies within the Closed Block are no longer inforce. Assets assigned to the Closed Block at January 1, 1999, together with projected future premiums and investment returns, are reasonably expected to be sufficient to pay out all future Closed Block policy benefits. Such benefits include dividends paid out under the current dividend scale, adjusted to reflect future changes in the underlying experience. See Note 11 for additional information on the Closed Block's financial position and results of operations.

NOTE 3 - INVESTMENTS

DEBT AND EQUITY SECURITIES

The amortized cost and estimated fair values of available-for-sale debt and equity securities at December 31 were as follows (in thousands):

                                                                               Gross         Gross
                                                             Amortized      Unrealized    Unrealized    Estimated Fair
                              1999                              Cost           Gains         Losses         Value
------------------------------------------------------------------------------------------------------------------------
Available-for-sale (AFS) debt and equity securities:
        U.S. government obligations                        $    185,524     $    2,768   $   14,925      $   173,367
        Government agencies, authorities
               and subdivisions                                  61,524          1,095        2,035           60,584
        Public utilities                                        295,172          8,447       15,371          288,248
        Corporate                                             1,611,713          9,845       70,987        1,550,571
        Private placements                                      449,531          2,763       20,307          431,987
        Mortgage-backed securities                              686,868            656       20,840          666,684
------------------------------------------------------------------------------------------------------------------------
            Total AFS debt securities                         3,290,332         25,574      144,465        3,171,441
        Preferred stocks                                        134,852          2,708        8,109          129,451
        Common stocks                                            33,032          7,169        2,316           37,885
------------------------------------------------------------------------------------------------------------------------
            Total AFS debt and equity securities           $  3,458,216     $   35,451   $  154,890      $ 3,338,777
========================================================================================================================

                              1998
-----------------------------------------------------------------------------------------------------------------------
AFS debt and equity securities:
        U.S. government obligations                        $    315,567     $   17,710   $    1,024      $   332,253
        Government agencies, authorities
          and subdivisions                                      124,411         13,626           29          138,008
        Public utilities                                        392,211         21,944          678          413,477
        Corporate                                             2,368,814        152,991       18,249        2,503,556
        Private placements                                      670,467         36,929       10,501          696,895
        Mortgage-backed securities                            1,137,465         41,131        3,359        1,175,237
------------------------------------------------------------------------------------------------------------------------
            Total AFS debt securities                         5,008,935        284,331       33,840        5,259,426
        Preferred stocks                                        140,932          2,567        3,538          139,961
        Common stocks                                            37,847          2,373          823           39,397
------------------------------------------------------------------------------------------------------------------------
            Total AFS debt and equity
             securities                                    $  5,187,714     $  289,271   $   38,201      $ 5,438,784
========================================================================================================================

Unrealized gains and losses on available-for-sale debt and equity securities included as a component of accumulated other comprehensive income and changes therein for the years ended December 31 were as follows (in thousands):

                                                                                        1999                  1998
-----------------------------------------------------------------------------------------------------------------------
Net unrealized (losses) gains on available-for-sale securities                     $  (399,066)             $  20,136
Net unrealized (losses) gains on separate accounts                                      (2,652)                 1,543
Related minority interests                                                               8,672                 (1,786)
Related deferred policy acquisition costs                                              116,725                 17,139
Related present value of future profits of insurance acquired                           16,353                 (3,048)
Related deferred income taxes                                                           96,025                (12,758)
-----------------------------------------------------------------------------------------------------------------------
      (Decrease) increase in net unrealized gains                                     (163,943)                21,226
      Balance, beginning of year                                                       106,243                 85,017
-----------------------------------------------------------------------------------------------------------------------
        Balance, end of year                                                       $   (57,700)             $ 106,243
=======================================================================================================================

                                                                                        1999                  1998
-----------------------------------------------------------------------------------------------------------------------
Balance, end of year includes:
      Net unrealized (losses) gains on available-for-sale securities               $  (147,996)             $ 251,070
      Net unrealized gains on separate accounts                                          3,163                  5,815
      Related minority interests                                                             -                 (8,672)
      Related deferred policy acquisition costs                                         39,186                (77,539)
      Related present value of future profits on insurance acquired                     14,806                 (1,547)
      Related deferred income taxes                                                     33,141                (62,884)
-----------------------------------------------------------------------------------------------------------------------
        Balance, end of year                                                       $   (57,700)             $ 106,243
=======================================================================================================================

Net other comprehensive (loss) income for 1999 and 1998 of $(163.9) million and $21.2 million is presented net of reclassifications to net income for gross gains realized during the period of $13.9 million and $9.0 million and net of tax and deferred acquisition cost offsets of $9.4 million and $6.6 million, respectively.

The amortized cost and estimated fair values of debt securities by contractual maturity at December 31, 1999 are shown below (in thousands). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                         Amortized              Estimated Fair
                                                                            Cost                    Value
--------------------------------------------------------------------------------------------------------------
Due in one year or less                                                 $   93,726                 $ 93,678
Due after one year through five years                                    1,035,774                1,003,721
Due after five years through ten years                                   1,043,650                  997,356
Due after ten years                                                        430,312                  410,002
Mortgage-backed securities                                                 686,870                  666,684
--------------------------------------------------------------------------------------------------------------
            Total                                                     $  3,290,332             $  3,171,441
==============================================================================================================

Information relating to available-for-sale debt security sale transactions for the years ended December 31 is shown below (in thousands):

                                                                       1999                  1998
--------------------------------------------------------------------------------------------------------

Proceeds from sales                                                  $ 604,226           $ 1,167,190

Gross realized gains                                                 $  25,885           $    22,969
Gross realized losses                                                $  17,247           $    16,578

On January 1, 1999, National Life Group reclassified certain mutual fund investments from an available-for-sale to a trading classification. The cumulative gross unrealized gain reclassified into net investment gains was $0.6 million. For the year ended December 31, 1999, these securities recorded $0.9 million net investment income and $(0.5) million investment losses. Cost of trading securities held at December 31, 1999 was $12.1 million. National Life Group held no securities classified as trading prior to January 1, 1999.

National Life Group periodically lends certain U.S. government or corporate bonds to approved counterparties to enhance the yield of its bond portfolio. National Life receives cash collateral for at least 103% of the market value of securities loaned. Collateral adequacy is evaluated daily and periodically adjusted for changes in the market value of securities loaned. The carrying values of securities loaned are unaffected by the transaction. Collateral held (included in cash and cash equivalents and closed block assets) and the corresponding liability for collateral held (closed block portion included in closed block liabilities) were $115.5 million and $193.5 million at December 31, 1999 and 1998, respectively.

National Life Group also periodically enters into repurchase agreements on U.S. Treasury securities to enhance the yield of its bond portfolio. These transactions are accounted for as financings because the securities received at the end of the repurchase period are identical to the securities transferred. There were no open transactions at December 31, 1999 or 1998.

MORTGAGE LOANS AND REAL ESTATE

The distributions of mortgage loans and real estate at December 31 were as follows:


                                                                               1999                  1998
                                                                      ---------------------------------------------
GEOGRAPHIC REGION
-----------------
New England                                                                     4.3%                   3.8%
Middle Atlantic                                                                10.7                    9.7
East North Central                                                              8.7                    9.3
West North Central                                                              2.8                    4.5
South Atlantic                                                                 24.1                   25.7
East South Central                                                              7.0                    5.0
West South Central                                                             12.9                   10.3
Mountain                                                                       15.1                   17.7
Pacific                                                                        14.4                   14.0
-------------------------------------------------------------------------------------------------------------------

            Total                                                             100.0%                 100.0%
===================================================================================================================

PROPERTY TYPE
-------------
Residential                                                                     0.1%                   0.2%
Apartment                                                                      19.7                   24.2
Retail                                                                          9.5                   12.2
Office Building                                                                37.4                   35.0
Industrial                                                                     29.4                   26.2
Hotel/Motel                                                                     2.6                    0.8
Other Commercial                                                                1.3                    1.4
-------------------------------------------------------------------------------------------------------------------

            Total                                                             100.0%                 100.0%
===================================================================================================================

Total mortgage loans and real estate
   (in thousands)                                                        $  867,973           $  1,174,070
===================================================================================================================

Mortgage loans and related valuation allowances at December 31 were as follows (in thousands):

                                                                                 1999                  1998
-----------------------------------------------------------------------------------------------------------------
Unimpaired loans                                                             $   767,540           $ 1,077,637
Impaired loans without valuation allowances                                        6,943                11,757
-----------------------------------------------------------------------------------------------------------------
            Subtotal                                                             774,483             1,089,394
-----------------------------------------------------------------------------------------------------------------
Impaired loans with valuation allowances                                          10,600                10,244
Related valuation allowances                                                      (3,113)               (1,134)
-----------------------------------------------------------------------------------------------------------------
            Subtotal                                                               7,487                 9,110
-----------------------------------------------------------------------------------------------------------------
                        Total                                                $   781,970           $ 1,098,504
=================================================================================================================

Impaired loans:
      Average recorded investment                                            $    19,771           $    27,755
      Interest income recognized                                             $     2,137           $     3,124
      Interest received                                                      $     2,092           $     2,818

Impaired loans are mortgage loans where it is not probable that all amounts due under the contractual terms of the loan will be received. Impaired loans without valuation allowances are mortgage loans where the estimated fair value of the collateral exceeds the recorded investment in the loan. For these impaired loans, interest income is recognized on an accrual basis, subject to recoverability from the estimated fair value of the loan collateral. For impaired loans with valuation allowances, interest income is recognized on a cash basis.

Activity in the valuation allowances for impaired mortgage loans for the years ended December 31 were as follows (in thousands):

                                                                             1999               1998
============================================================================================================
Additions for impaired loans charged to realized losses                     $ 1,993            $  1,564
Impairment losses charged to valuation allowances                                 -              (2,217)
Changes to previously established valuation allowances                          (14)             (2,642)
------------------------------------------------------------------------------------------------------------
            Increase/decrease in valuation allowances                         1,979              (3,295)
            Balance, beginning of year                                        1,134               4,429
------------------------------------------------------------------------------------------------------------
            Balance, end of year                                            $ 3,113            $  1,134
============================================================================================================

NET INVESTMENT INCOME

The components of net investment income for the years ended December 31 were as follows (in thousands):


                                                                           1999                  1998
------------------------------------------------------------------------------------------------------------
Debt securities interest                                               $  255,721            $  405,184
Equity securities dividends                                                 2,385                 6,380
Mortgage loan interest                                                     63,196                90,991
Policy loan interest                                                        6,426                47,189
Real estate income                                                         11,698                12,802
Other investment income                                                    29,915                12,363
------------------------------------------------------------------------------------------------------------
            Gross investment income                                       369,341               574,909
            Less: investment expenses                                      19,956                24,570
------------------------------------------------------------------------------------------------------------
            Net investment income                                      $  349,385            $  550,339
============================================================================================================

DERIVATIVES

The Company purchases over-the-counter options and exchange-traded futures on the Standard & Poor's 500 (S&P 500) Index to hedge obligations relating to equity indexed products. When the S&P 500 Index increases, increases in the intrinsic value of the options and fair value of futures are offset by increases in equity indexed product account values. When the S&P 500 Index decreases, the Company's loss is the decrease in the fair value of futures and is limited to the premium paid for the options.

The Company purchases options only from highly rated counterparties. However, in the event a counterparty failed to perform, the Company's loss would be equal to the fair value of the net options held from that counterparty.

The option premium is expensed over the term of the option. Amortization of the option premium is reflected in investment income. Interest credited includes amounts that would be credited on the next policy anniversary based on the S&P 500 Index's value at the reporting date, offset by changes in the intrinsic value of options held and changes in the fair value of futures. The call options are included in other invested assets and are carried at amortized cost plus intrinsic value, if any, of the call options as of the valuation date.

The notional amounts and net book value of options and futures at December 31 were as follows (in thousands):

                                                                             1999                1998
--------------------------------------------------------------------------------------------------------------
Notional amounts:
            Options                                                          $ 166,858            $  79,754
            Futures                                                          $   5,439            $  28,835
==============================================================================================================

Book values:
Options:       Net amortized cost                                            $  17,800            $   5,514
               Intrinsic value                                                  18,894               18,953
--------------------------------------------------------------------------------------------------------------
               Book value                                                       36,694               24,467
Futures at fair value                                                              890                  463
--------------------------------------------------------------------------------------------------------------
Net book value (included in other invested assets)                           $  37,584            $  24,930
==============================================================================================================

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of financial instruments at December 31 were as follows (in thousands):

                                                                1999                                      1998
----------------------------------------------------------------------------------------------------------------------------------
                                                 Carrying Value     Estimated Fair Value    Carrying Value    Estimated Fair Value
----------------------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents                          $   173,485           $  173,485          $   347,949           $   347,949
Available-for-sale debt and equity securities        3,338,777            3,338,777            5,438,784             5,438,784
Trading equity securities                               11,793               11,793                    -                     -
Mortgage loans                                         781,970              790,190            1,098,504             1,180,630
Policy loans                                           120,745              115,330              776,363               743,687
Derivatives                                             37,584               35,528               24,930                28,496

Investment products                                  2,600,657            2,578,402            2,507,012             2,522,940
Debt                                                    76,092               62,615               78,088                75,141

For cash and cash equivalents carrying value approximates estimated fair value.

Debt and equity securities estimated fair values are based on quoted values where available. Where quoted values are not available, estimated fair values are based on discounted cash flows using current interest rates of similar securities.

Mortgage loan fair values are estimated as the average of discounted cash flows under different scenarios of future mortgage interest rates (including appropriate provisions for default losses and borrower prepayments).

Mortgage loan fair values are estimated as the average of discounted cash flows under different scenarios of future mortgage interest rates (including appropriate provisions for default losses and borrower prepayments).

For variable rate policy loans the unpaid balance approximates fair value. Fixed rate policy loan fair values are estimated based on discounted cash flows using the current variable policy loan rate (including appropriate provisions for mortality and repayments).

Derivatives estimated fair values are based on quoted values.

Investment products include flexible premium annuities, single premium deferred annuities and supplementary contracts not involving life contingencies. Investment product fair values are estimated as the average of discounted cash flows under different scenarios of future interest rates of A-rated corporate bonds and related changes in premium persistency and surrenders.

Debt fair values are estimated based on discounted cash flows using current interest rates of similar securities.

NOTE 4 - INSURANCE IN-FORCE AND REINSURANCE

The Company reinsures certain risks assumed in the normal course of business. For individual life products, The Company generally retains no more than $3.0 million of risk on any person (excluding accidental death benefits and dividend additions). Reinsurance for life products is ceded under yearly renewable term, coinsurance, and modified coinsurance agreements. Disability income products are significantly reinsured under coinsurance and modified coinsurance agreements.

The Company remains liable in the event any reinsurer is unable to meet its assumed obligations. The Company regularly evaluates the financial condition of its reinsurers and concentrations of credit risk of reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.
,
Transactions between the open and Closed Block (see Notes 11 and 13) have been excluded from the following schedule. Reinsurance flows with outside parties remain within the open block.

The effects of reinsurance for the years ended December 31 were as follows (in thousands):


                                                                         1999                    1998
---------------------------------------------------------------------------------------------------------------
Insurance premiums:
            Direct premiums                                              $ 114,117             $   453,859
            Reinsurance assumed                                              4,731                     898
            Reinsurance ceded                                              (60,898)                (68,497)
---------------------------------------------------------------------------------------------------------------
                                                                         $  57,950             $   386,260
===============================================================================================================

Other income:
            Direct                                                       $   6,975             $     3,694
            Reinsurance ceded                                               12,887                  13,577
---------------------------------------------------------------------------------------------------------------
                                                                         $  19,862             $    17,271
===============================================================================================================

                                                                          1999                     1998
---------------------------------------------------------------------------------------------------------------
Increase in policy liabilities:
            Direct increase in policy liabilities                      $    63,124              $   94,949
            Reinsurance assumed                                                  -                      (4)
            Reinsurance ceded                                              (16,525)                  3,307
---------------------------------------------------------------------------------------------------------------
                                                                       $    46,599              $   98,252
===============================================================================================================
Policy benefits:
            Direct policy benefits                                     $   109,618              $  416,919
            Reinsurance assumed                                             (2,479)                  1,286
            Reinsurance ceded                                              (60,403)                (71,426)
---------------------------------------------------------------------------------------------------------------
                                                                       $    46,736              $  346,779
===============================================================================================================

Policyholders' dividends:
            Direct policyholders' dividends                            $     2,852              $  110,630
            Reinsurance ceded                                               (3,935)                 (3,528)
---------------------------------------------------------------------------------------------------------------
                                                                       $    (1,083)             $  107,102
===============================================================================================================

NOTE 5 - DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes in the deferred policy acquisition costs asset (in thousands):

                                                               1999                   1998
----------------------------------------------------------------------------------------------
Balance, beginning of year                                  $ 416,733              $ 392,014
  Acquisition costs deferred                                   73,648                 57,318
  Amortization to expense during the year                     (36,791)               (49,738)
  Adjustment to equity during the year                        116,725                 17,139
  Included in Closed Block assets                            (312,588)                     -
  Purchase GAAP effect on purchase of LSWNH (Note 12)         (32,188)                     -
----------------------------------------------------------------------------------------------
Balance, end of year                                        $ 225,539              $ 416,733
==============================================================================================

NOTE 6 - FEDERAL INCOME TAXES

The components of federal income taxes and a reconciliation of the expected and actual federal income taxes and income tax rates for the years ended December 31 were as follows ($ in thousands):

                                                                  1999                                      1998
----------------------------------------------------------------------------------------------------------------------------------
                                                       Amount                 Rate               Amount                Rate
----------------------------------------------------------------------------------------------------------------------------------
Current                                               $  7,497                                 $  17,144
Deferred                                                 9,883                                   (18,164)
-------------------------------------------------------------------                      --------------------
            Income taxes                              $ 17,380                                 $  (1,020)
===================================================================                      ====================

Expected income taxes                                 $ 29,206               35.0%             $   9,686              35.0%
Differential earnings amount                            (2,058)              (2.5)                (7,953)            (28.7)
Affordable housing tax credit                           (6,509)              (7.8)                (6,638)            (24.0)
Net change in tax reserves                               2,033                2.4                  5,035              18.2
Other, net                                              (5,292)              (6.3)                (1,150)             (4.2)
----------------------------------------------------------------------------------------------------------------------------------
            Income taxes                              $ 17,380                                 $  (1,020)
===================================================================                      ====================
            Effective federal income tax rate                                20.8%                                    (3.7)%
====================================================                =====================                    =====================

The Company received net federal income tax refunds of $9.4 million in 1999 and paid federal income taxes of $13.3 million in 1998.

Components of net deferred income tax assets at December 31 were as follows (in thousands):

                                                                                         1999                1998
--------------------------------------------------------------------------------------------------------------------------
Deferred income tax assets:
    Net unrealized loss on available-for-sale securities                                $  29,383                   -
    Debt and equity securities                                                             17,419                   -
    Policy liabilities                                                                     32,408          $  185,294
    Other liabilities and accrued expenses                                                 51,609              67,291
    Other                                                                                     490               4,761
--------------------------------------------------------------------------------------------------------------------------
                        Total deferred income tax assets                                  131,309             257,346
--------------------------------------------------------------------------------------------------------------------------

Deferred income tax liabilities:
    Deferred policy acquisition costs                                                      28,635             126,380
    Present value of future profits of insurance acquired                                  37,908              17,683
    Net unrealized gain on available-for-sale securities                                        -              62,884
    Debt and equity securities                                                                  -              16,947
    Other                                                                                  14,777              11,911
--------------------------------------------------------------------------------------------------------------------------
                        Total deferred income tax liabilities                              81,320             235,805
--------------------------------------------------------------------------------------------------------------------------

                        Net deferred income tax assets                                  $  49,989          $   21,541
==========================================================================================================================

Management believes it is more likely than not that the Company will realize the benefit of deferred tax assets.

National Life's federal income tax returns are routinely audited by the IRS. The IRS has examined National Life's tax returns through 1995 and is currently examining the years 1996 - 1998. In management's opinion adequate tax liabilities have been established for all open years.

NOTE 7 - BENEFIT PLANS

National Life sponsors a qualified defined benefit pension plan covering substantially all employees. The plan is administered by National Life's Benefits Committee and is non-contributory, with benefits based on an employee's retirement age, years of service and compensation near retirement. Plan assets are primarily bonds and common stocks held in a National Life separate account and funds invested in a group annuity contract issued by National Life. National Life also sponsors other, non-qualified pension plans, including a non-contributory defined benefit plan for general agents that provides benefits based on years of service and sales levels, a contributory defined benefit plan for certain employees, agents and general agents and a non-contributory defined supplemental benefit plan for certain executives. These non-qualified defined benefit pension plans are not funded.

National Life sponsors four defined benefit postretirement plans that provide medical, dental and life insurance benefits to employees and agents. Substantially all employees and agents may be eligible for retiree benefits if they reach normal retirement age and meet certain minimum service requirements while working for National Life. Most of the plans are contributory, with retiree contributions adjusted annually, and contain cost sharing features such as deductibles and copayments. The plans are not funded and National Life Group pays for plan benefits on a current basis. The cost of these benefits is recognized as earned.

During 1997, National Life offered enhanced pension and postretirement benefits to employees meeting certain defined eligibility requirements. The program resulted in special termination benefits for the expected present value of the enhancements to benefits, curtailment gains for reductions in the pension benefit obligations relating to assumed increases in future compensation levels and settlement gains for the pro-rata recognition of actuarial gains on lump sum settlements of pension benefit obligations. Some of the plan participants elected to defer their lump sum payouts until 1998, which also deferred recognition of the related settlement gain until 1998.

The status of the defined benefit plans at December 31 was as follows (in thousands):

                                                                      Pension Benefits                     Other Benefits
                                                                -----------------------------------------------------------------
                                                                    1999              1998              1999             1998
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN BENEFIT OBLIGATION:
  Benefit obligation, beginning of year                          $ 189,524         $ 162,986         $ 27,883          $ 24,759
  Service cost (benefits earned during the current period)           4,194             2,849              581               547
  Interest cost on benefit obligation                               12,260            11,430            1,876             1,699
  Actuarial (gains) losses                                         (26,832)           34,444           (3,937)            1,939
  Benefits paid                                                    (12,002)          (22,185)          (1,170)           (1,061)
---------------------------------------------------------------------------------------------------------------------------------
  Benefit obligation, end of year                                $ 167,144         $ 189,524         $ 25,233          $ 27,883
=================================================================================================================================

CHANGE IN PLAN ASSETS:
  Plan assets, beginning of year                                 $ 100,045         $ 108,884
  Actual return on plan assets                                       9,952             7,200
  Benefits paid                                                     (5,747)          (16,039)
-----------------------------------------------------------------------------------------------
  Plan assets, end of year                                       $ 104,250         $ 100,045
===============================================================================================


                                                                    Pension Benefits                    Other Benefits
                                                        ----------------------------------------------------------------------
                                                                 1999              1998              1999             1998
------------------------------------------------------------------------------------------------------------------------------
FUNDED STATUS:
  Benefit obligation                                          $ 167,144         $ 189,524         $ 25,233        $ 27,883
  Plan assets                                                  (104,250)         (100,045)
------------------------------------------------------------------------------------------------------------------------------
       Benefit obligation in excess of plan assets               62,894            89,479           25,233          27,883
  Unrecognized actuarial gains (losses)                          18,309           (11,259)           6,397           2,526
  Unrecognized prior service cost                                                                   (1,080)         (1,152)
                                                        ----------------------------------------------------------------------
        Accrued benefit cost at September 30                     81,203            78,220           30,550          29,257
              Payments subsequent to measurement date            (1,638)           (1,518)
------------------------------------------------------------------------------------------------------------------------------
       Accrued benefit cost at December 31                    $  79,565         $  76,702         $ 30,550        $ 29,257
==============================================================================================================================


The components of net periodic benefit cost for the years ended December 31 were as follows (in thousands):

                                                                      Pension Benefits                 Other Benefits
                                                             ----------------------------------------------------------------
                                                                   1999              1998           1999            1998
-----------------------------------------------------------------------------------------------------------------------------
Service cost (benefits earned during the current period)         $  4,194          $  2,849       $    581        $    547
Interest cost on benefit obligation                                12,260            11,430          1,876           1,699
Expected return on plan assets                                     (8,745)           (9,078)
Net amortization and deferrals                                        281            (1,167)           (66)            (83)
Amortization of prior service cost                                                                      72              72
Settlement gains from 1997 early retirement program                                  (3,131)
-----------------------------------------------------------------------------------------------------------------------------
Net periodic benefit cost (included in operating
  expenses)                                                      $  7,990          $    903        $ 2,463         $ 2,235
=============================================================================================================================

The total projected benefit obligation for non-qualified defined benefit pension plans was $70.9 million and $81.4 million at December 31, 1999 and 1998, respectively. The total accumulated benefit obligation (APBO) for these plans was $67.7 million and $75.2 million at December 31, 1999 and 1998, respectively.

The actuarial assumptions used in determining benefit obligations at December 31, were as follows:

                                                           Pension Benefits                   Other Benefits
                                                     ----------------------------------------------------------------
                                                       1999               1998            1999            1998
------------------------------------------------------------------- -------------------------------------------------
Discount rate                                          7.75%              6.75%           7.75%           6.75%
Rate of increase in future compensation levels         6.00%              5.00%
Expected long term return on plan assets               9.00%              9.00%

Health care cost trend rates grade to 5% in year 2000 and remain level thereafter. Increasing the assumed health care trend rates by one percentage point in each year would increase the APBO by about $2.4 million and the 1999 service and interest cost components of net periodic postretirement benefit cost by about $0.1 million. Decreasing the assumed health care trend rates by one percentage point in each year would reduce the APBO by about $2.0 million and the 1999 service and interest cost components of net periodic postretirement benefit cost by about $0.1 million. National Life Group uses the straight-line method of amortization for prior service cost and unrecognized gains and losses.

National Life provides employee savings and 401(k) plans where up to 3% of an employee's compensation may be invested by the employee in either plan with matching funds contributed by the company. Employees below specified levels of compensation also receive a foundation contribution of 1.5% of compensation. Additional employee voluntary contributions may be made to the plans up to a set maximum. Vesting and withdrawal privilege schedules are attached to the Company's contributions.

National Life also provides a 401(k) plan for it's regular full-time agents whereby accumulated funds may be invested by the agent in a group annuity contract with National Life or in mutual funds sponsored by an affiliate of National Life. Total annual contributions can not exceed certain limits that vary based on total agent compensation. No National Life contributions are made to the plan.

Life Insurance Company of the Southwest (LSW), an indirectly held wholly-owned subsidiary of National Life, provides a 401(k) to its employees. Additional voluntary employee contributions may be made to the plan subject to certain limits. LSW's contributions to these plans generally vest within two years.

NOTE 8 - DEBT

Debt consists of the following (in thousands):

                                                                                          1999                   1998
-----------------------------------------------------------------------------------------------------------------------------
8.25% Surplus Notes:                                                                    $ 69,692               $ 69,688
       $70 million, maturing March 1, 2024 with interest payable semi-annually on March 1 and September 1. The notes are unsecured and subordinated to all present and future indebtedness, policy claims and prior claims. The notes may be redeemed in whole or in part any time after March 1, 2004 at predetermined redemption prices. All interest and principal payments require prior written approval by the State of Vermont Department of
       Banking, Insurance, Securities and Health Care Administration.

6.57% Term Note:                                                                           6,400                  8,400
       $6.4 million, maturing March 1, 2002 with interest payable semi-annually on March 1 and September 1. The note is secured by subsidiary stock, includes certain restrictive covenants and requires annual payments of principal (see below).
-----------------------------------------------------------------------------------------------------------------------------
       Total debt                                                                       $ 76,092               $ 78,088
=============================================================================================================================

The aggregate annual scheduled maturities of debt for the next five years are as follows (in thousands):


       2000                                       $ 2,000
       2001                                         2,000
       2002                                         2,400
       2003                                             -
       2004                                             -


Interest paid was $6.3 million and $6.2 million in 1999 and 1998, respectively.

NOTE 9 - CONTINGENCIES

During 1997, several class action lawsuits were filed against National Life in various states related to the sale of life insurance policies during the 1980's and 1990's. National Life specifically denied any wrongdoing. National Life agreed to a settlement of these class action lawsuits in June 1998. This agreement was subsequently approved by the court in October 1998. The settlement provides class members with various policy enhancement options and new product purchase discounts. Class members may instead pursue alternative dispute resolution according to predetermined guidelines. Qualifying members may also opt out of the class action and pursue litigation separately against National Life. Most of the alternative dispute resolution cases were settled by December 31, 1999. Management believes that while the ultimate cost of this litigation (including those opting out of the class action) is still uncertain, it is unlikely, after considering existing provisions, to have a material adverse effect on National Life's financial position.

In late 1999, two lawsuits were filed against National Life and the State of Vermont in Vermont related to National Life's conversion to a mutual holding company structure. National Life and the State of Vermont specifically deny any wrongdoing and intend to defend these cases vigorously. In the opinion of National Life Group's management, based on advice from legal counsel, the ultimate resolution of these lawsuits will not have a material effect on National Life Group's financial position. However, liabilities related to these lawsuits could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

NOTE 10 - NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133), which establishes accounting and reporting standards for derivative instruments. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges: fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. The statement was originally effective for fiscal years beginning after June 15, 1999. In June, 1999 the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (FAS 137). FAS 137 requires the application of FAS 133 for fiscal years beginning after June 15, 2000. The Company is currently assessing the impact of the adoption of FAS 133.

NOTE 11 - CLOSED BLOCK

The Closed Block was established on January 1, 1999 as part of the conversion to a mutual holding company corporate structure (see Note 13).

Summarized financial information for the Closed Block effects as of December 31, 1999 and for the year then ended is as follows (in thousands):

                                                                                                                       1999
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Cash and cash equivalents                                                                                         $   122,982
  Available-for-sale debt securities (amortized cost of $1,800.1 million)                                             1,771,494
  Mortgage loans                                                                                                        380,986
  Policy loans                                                                                                          640,490
  Accrued investment income                                                                                              53,387
  Premiums and fees receivable                                                                                           18,864
  Deferred policy acquisition costs                                                                                     312,588
  Other assets                                                                                                          123,690
----------------------------------------------------------------------------------------------------------------------------------
     Total assets                                                                                                   $ 3,424,481
==================================================================================================================================

LIABILITIES:
  Policy liabilities and accruals                                                                                   $ 3,629,560
  Other liabilities                                                                                                      69,186
----------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                                                              $ 3,698,746
==================================================================================================================================




                                                                                                                        1999
----------------------------------------------------------------------------------------------------------------------------------
REVENUES:
 Premiums and other income                                                                                          $   325,445
 Net investment income                                                                                                  216,432
 Realized investment gain                                                                                                 8,720
----------------------------------------------------------------------------------------------------------------------------------
   Total revenues                                                                                                       550,597
----------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
 Increase in policy liabilities                                                                                          66,324
 Policy benefits                                                                                                        283,598
 Policyholders' dividends                                                                                               107,941
 Interest credited to policyholders' accounts                                                                            13,294
 Operating expenses                                                                                                      17,407
 Policy acquisition expenses, net                                                                                        37,662
----------------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                                                                          526,226
----------------------------------------------------------------------------------------------------------------------------------
Pre-tax contribution from the Closed Block                                                                          $    24,371
==================================================================================================================================

There were no mortgage valuation allowances on Closed Block mortgage loans at December 31, 1999. Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside the Closed Block are therefore disproportionate to the actual business outside the Closed Block.

The Consolidated Statement of Cash Flows for 1999 is presented net of cash flows and adjustments to operating cash flows attributable to the Closed Block cash and short term investments of $(24.5) million. The Closed Block was initially funded on January 1, 1999 with cash and securites totalling $2.2 billion.

NOTE 12 - ACQUISITION

On July 2, 1999, the Company acquired the outstanding one-third interest in LSW National Holdings, Inc., (LSWNH) the parent of Dallas, Texas-based Life Insurance Company of the Southwest (LSW), a financial services company specializing in the sale of annuities. The Company had previously purchased a two-thirds interest in the company in February, 1996.

The purchase price was $61.6 million in cash. Purchasing the remaining one-third interest eliminated the ongoing provision for minority interests for the last six months of 1999. The effect of the cash purchase on the consolidated financial statements was to reduce minority interests by $39.7 million and record net purchase GAAP adjustments of $21.9 million, which included intangible assets for the present value of future profits of insurance acquired of $59.4 million and goodwill of $3.0 million.

Had the one-third purchase been made at January 1, 1998, pro-forma consolidated net income would have increased by about $3.1 million and $2.2 million in 1999 and 1998, respectively. These pro-forma consolidated results are not necessarily indicative of the actual results which might have occurred had the Company owned all of LSWNH since that date. (unaudited)

NOTE 13 - REORGANIZATION INTO A MUTUAL HOLDING COMPANY
          CORPORATE STRUCTURE

On January 1, 1999, National Life converted from a mutual to a stock insurance company as part of a reorganization into a mutual holding company corporate structure.

Prior to the conversion, policyowners held policy contractual and membership rights from National Life. The contractual rights, as defined in the various insurance and annuity policies, remained with National Life after the conversion. Membership interests held by policyowners of National Life at December 31, 1998 were converted to membership interests in National Life Holding Company, a mutual insurance holding company created for this purpose. National Life Holding Company currently owns all the outstanding shares of NLV Financial, a stock holding company created for this purpose, which in turn currently owns all the outstanding shares of National Life. National Life Holding Company currently has no other assets, liabilities or operations other than that related to its ownership of NLV Financial's outstanding stock. Similarly, NLV Financial currently has no other assets, liabilities or operations other than that related to its ownership of National Life's outstanding stock. Under the terms of the reorganization, National Life Holding Company must always hold a majority of the voting shares of NLV Financial.

This reorganization was approved by policyowners of National Life and was completed with the approval of the Commissioner of the Vermont Department of Banking, Insurance, Securities, and Health Care Administration (the "Commissioner").

Under the provisions of the reorganization, National Life issued 2.5 million common stock $1 par shares to its parent, NLV Financial as a transfer from retained earnings and also transferred $5 million from retained earnings into additional paid in capital. There were no dividends paid or declared in 1999 by National Life. Dividends declared by National Life in excess of ten percent of statutory surplus (see Note 14 for statutory information) require pre-approval by the Commissioner.

NOTE 14 - STATUTORY INFORMATION

National Life prepares statutory basis financial statements for regulatory filings with insurance regulators in all 50 states and the District of Columbia. A reconciliation of National Life's statutory surplus to GAAP equity at December 31 and statutory net income to GAAP net income for the years ended December 31 were as follows (in thousands):

                                                        1999                                            1998
                                       --------------------------------------------------------------------------------------
                                          Surplus/                                        Surplus/
                                           Equity                 Net Income               Equity                Net Income
-----------------------------------------------------------------------------------------------------------------------------
Statutory surplus/net income             $ 408,086                 $ 25,923              $  373,063               $  67,841

Asset valuation reserve                     79,207                                           69,994
Interest maintenance reserve                58,507                    5,681                  52,826                  (4,114)
Surplus notes                              (70,716)                                         (70,700)
Non-admitted assets                          2,101                                           17,033
Investments                                 30,149                    5,916                     650                  (4,471)
Deferred policy acquisition costs          445,704                   17,250                 428,453                  (9,479)
Deferred income taxes                       45,587                   (3,837)                 74,132                  15,555
Policy liabilities                        (202,061)                  10,063                (203,832)                 (6,476)
Policyholders' dividends                    67,494                    3,289                  64,205                     529
Benefit plans                              (29,475)                  (1,571)                (27,904)                  6,730
Sales remediation costs                                                                                             (40,575)
Other comprehensive income, net            (57,700)                                         106,243
Other changes, net                          (1,895)                  (6,086)                 (1,860)                 (5,352)
-----------------------------------------------------------------------------------------------------------------------------

GAAP equity/net income                   $ 774,988                 $ 56,628              $  882,303               $  20,188
=============================================================================================================================

The New York Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the New York Insurance Law. No consideration is given by the New York Insurance Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance (Codification), which will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. The NAIC has recommended an effective date of January 1, 2001. The Codification provides guidance for areas which promulgated statutory accounting principles had not previously addressed, and changes current promulgated guidance in other areas.

The Vermont Department of Banking, Insurance, Securities, and Health Care Administration has adopted Codification effective January 1, 2001. The Department may make changes to the promulgated guidance prior to the effective date. National Life has not estimated the potential effect of the Codification guidance on its reported results.

                                NATIONAL VARIABLE
                             LIFE INSURANCE ACCOUNT
                           (BENEFIT PROVIDER SEGMENT)

                              FINANCIAL STATEMENTS

                                     *****

                                DECEMBER 31, 1999

                          [PRICEWATERHOUSECOOPERS LETTERHEAD]

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of National Life Insurance Company and Policyholders of National Variable Life Insurance Account -- Benefit Provider Segment

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts constituting the National Variable Life Insurance Account -- Benefit Provider Segment (a segment within a Separate Account of National Life Insurance Company) (the Segment) at December 31, 1999, and the results of each of their operations and each of their changes in net assets for the period from February 12, 1999 through December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Segment's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

March 31, 2000

      NATIONAL VARIABLE LIFE INSURANCE ACCOUNT -- BENEFIT PROVIDER SEGMENT (A SEGMENT WITHIN A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                             STATEMENT OF NET ASSETS

                                DECEMBER 31, 1999

                                                                                                               POLICYHOLDER
                                                                                                                  ACCOUNT
                                                                                                                  VALUES
                                                                                                               ------------
ASSETS:
Investments in shares of mutual fund portfolios at market value
(policyholder accumulation units and unit value):

American Century VP Income & Growth (23,131.19 accumulation units at $7.98 unit value)                          $  184,516
                                                                                                               ============


    The accompanying notes are an integral part of these financial statements.

      NATIONAL VARIABLE LIFE INSURANCE ACCOUNT -- BENEFIT PROVIDER SEGMENT (A SEGMENT WITHIN A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                             STATEMENT OF OPERATIONS

         FOR THE PERIOD FROM FEBRUARY 12, 1999 THROUGH DECEMBER 31, 1999

                                                       MARKET STREET            AMERICAN
                                                            FUND                CENTURY
                                                     -------------------  --------------------
                                                           MONEY                INCOME &
                                                           MARKET                GROWTH             TOTAL
                                                     -------------------  --------------------  --------------
     INVESTMENT INCOME:
      Dividend income and
      capital gain distributions                         $  2,988              $     -              $ 2,988

     EXPENSES:
      Mortality and expense risk charges                      174                    -                  174
                                                          --------------------------------------------------
      Net investment income                                 2,814                    -                2,814
                                                          --------------------------------------------------
     REALIZED AND UNREALIZED
      GAIN ON INVESTMENTS:
        Net realized gain from
        shares sold                                             -                    -                    -


        Net unrealized appreciation
        on investments                                          -                8,302                8,302
                                                          --------------------------------------------------
      Net realized and unrealized
      gain on investments                                       -                8,302                8,302
                                                          --------------------------------------------------
      INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                           $ 2,814              $ 8,302              $11,116
                                                          ==================================================








   The accompanying notes are an integral part of these financial statements.

      NATIONAL VARIABLE LIFE INSURANCE ACCOUNT -- BENEFIT PROVIDER SEGMENT (A SEGMENT WITHIN A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                       STATEMENT OF CHANGES IN NET ASSETS

         FOR THE PERIOD FROM FEBRUARY 12, 1999 THROUGH DECEMBER 31, 1999

                                                        MARKET STREET        AMERICAN
                                                            FUND              CENTURY
                                                        ---------------  ----------------
                                                            MONEY            INCOME &
                                                           MARKET             GROWTH            TOTAL
                                                        ---------------  ----------------  ------------
  INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                           $   2,814            $   8,302        $  11,116
                                                        -----------------------------------------------
  CAPITAL TRANSACTIONS:
    Participant deposits                                  177,053                    -          177,053
    Transfers between investment
      sub-accounts and general account, net              (176,214)             176,214                -
    Cost of insurance and administrative charges           (3,653)                   -           (3,653)
                                                        -----------------------------------------------
    Total capital transactions                             (2,814)             176,214          173,400
                                                        -----------------------------------------------
  Increase in net assets                                        -              184,516          184,516

  Net assets, beginning of period                               -                    -                -
                                                        -----------------------------------------------

  Net assets, end of period                             $       -            $ 184,516        $ 184,516
                                                        ===============================================






   The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(BENEFIT PROVIDER SEGMENT)
(A SEGMENT WITHIN A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY) NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 - NATURE OF OPERATIONS

National Variable Life Insurance Account (the Variable Account) began operations on March 11, 1996 and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of National Life Insurance Company (National Life). The Variable Account was established by National Life as a separate investment account to invest the net premiums received from the sale of certain variable life insurance products. Equity Services, Inc., an indirect wholly-owned subsidiary of National Life, is the principal underwriter for the variable life insurance policies issued by National Life. Sentinel Advisors Company, an indirectly-owned subsidiary of National Life, provides investment advisory services for certain Market Street Fund, Inc. mutual fund portfolios.

National Life maintains three segments within the Variable Account. The Varitrak Segment within the Variable Account was established on March 11, 1996 and is used exclusively for National Life's flexible premium variable life insurance products known collectively as Varitrak. On May 1, 1998, National Life established the Estate Provider Segment within the Variable Account to be used exclusively for National Life's flexible premium variable life insurance products known collectively as Estate Provider. On February 12, 1999, National Life established the Benefit Provider Segment (the Segment) within the Variable Account to be used exclusively for National Life's flexible premium variable life insurance products known collectively as Benefit Provider.

The Segment invests the accumulated policyholder account values in shares of mutual fund portfolios within Market Street Fund, Inc., Alger American Fund, American Century Variable Portfolios, JP Morgan Series Trust II, Strong Variable Insurance Funds, Neuberger & Berman Advisers Management Trust, Goldman Sachs Variable Insurance Trust, and BT Insurance Funds Trust. Net premiums received by the Segment are deposited in investment portfolios as designated by the policyholder, except for initial net premiums on new policies which are first invested in the Market Street Fund Money Market Portfolio. Policyholders may also direct the allocations of their account value between the various investment portfolios within the Segment and a declared interest account (within the General Account of National Life) through participant transfers.

There are twenty-three sub-accounts within the Segment. Each sub-account, which invests exclusively in the shares of the corresponding portfolio, comprises the accumulated policyholder account values of the underlying variable life insurance policies investing in the sub-account.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed in the preparation of the Segment's financial statements.

INVESTMENTS

The mutual fund portfolios consist of the Market Street Fund Money Market, Market Street Fund Growth, Market Street Fund Aggressive Growth, Market Street Fund Managed, Market Street Fund Bond, Market Street Fund International, Market Street Fund Sentinel Growth, Alger American Fund Growth, Alger American Fund Small Capitalization, BT Insurance Funds Trust Small Cap Index Fund, BT Insurance Funds Trust EAFE Equity Index Fund, BT Insurance Funds Trust Equity 500 Index Fund, American

Century Variable Portfolios VP Value, American Century Variable Portfolios VP Income & Growth, JP Morgan Series Trust II International Opportunities, JP Morgan Series Trust II Small Company, Strong Opportunity Fund II, Strong Variable Insurance Funds Mid Cap Growth, Neuberger Berman Partners Portfolio, Goldman Sachs Variable Insurance Trust International Equity, Goldman Sachs Variable Insurance Trust Global Income, Goldman Sachs Variable Insurance Trust CORE Small Cap Equity, and Goldman Sachs Variable Insurance Trust Mid Cap Value (the Portfolios). The assets of each portfolio are held separate from the assets of the other portfolios and each has different investment objectives and policies. Each portfolio operates separately and the gains or losses in one portfolio have no effect on the investment performance of the other portfolios.

INVESTMENT VALUATION

The investments in the Portfolios are valued at the closing net asset value per share as determined by the portfolio at the end of each period. The change in the difference between cost and market value is reflected as unrealized gain
(loss) in the Statement of Operations.

INVESTMENT TRANSACTIONS

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income (including capital gain distributions) are recorded on the ex-dividend date. The cost of investments sold is determined using the first-in, first-out basis (FIFO).

FEDERAL INCOME TAXES

The operations of the Segment are part of, and taxed with, the total operations of National Life. Under existing federal income tax law, investment income and capital gains attributable to the Segment are not taxed.

NOTE 3 - CHARGES AND EXPENSES

National Life deducts a daily charge from the Segment based on an annual rate of 0.4% in years 1-7 of each sub-account's net asset value for its assumption of mortality and expense risks and for separate account administration. This rate declines to an ultimate rate of 0.15% in years 21 and beyond. The mortality risk assumed is that the insureds under the policies may die sooner than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies may exceed expected levels.

Cost of insurance charges are deducted monthly from each policyholder's accumulated account value for the insurance protection provided and are remitted to National Life. These charges vary based on the net amount at risk, attained age of the insured, and other factors.

NOTE 4 - INVESTMENTS

The number of shares held and cost for the portfolio at December 31, 1999 is set forth below:

Portfolio                                              Shares                    Cost
---------                                              ------                    ----
American Century Variable Portfolios
  VP Income & Growth                                    23,064                  $ 176,214


  The cost also represents the aggregate cost for federal income tax purposes.

NOTE 5 - PURCHASES AND SALES OF PORTFOLIO SHARES

Purchases and proceeds from sales of shares in the portfolios for the period ended December 31, 1999 aggregated the following:

Portfolio                                            Purchases             Proceeds
---------                                            ---------             --------
Market Street Fund Money Market                      $ 180,041              $ 180,041
American Century Variable Portfolios
  VP Income & Growth                                   176,214

NOTE 6 - LOANS

Policyholders may obtain loans on any business day as outlined in the variable life insurance policy. At the time a loan is granted, accumulated value equal to the amount of the loan is designated as collateral and transferred from the Segment to the General Account of National Life. Interest is credited by National Life at predetermined rates on collateral held in the General Account. This interest is periodically transferred to the Segment.

NOTE 7 - DISTRIBUTION OF NET INCOME

The Segment does not expect to declare dividends to policyholders from accumulated net income. The accumulated net income will be distributed to policyholders as withdrawals (in the form of death benefits, surrenders or policy loans) in excess of the policyholders' net contributions to the Segment.

NOTE 8 - DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (IRC), a variable universal life insurance contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable universal life insurance contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

National Life believes that the Segment satisfies the current requirements of the regulations, and it intends that the Segment will continue to meet such requirements.

                                     PART II

                           UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

      Article VI, Section 2 of the Bylaws of National Life Insurance Company ("National Life" or the "Company") provides that, in accordance with the provisions of the Section, the Company shall indemnify directors, officers and employees of the Company or any other corporation served at the request of the Company, and their heirs, executors and administrators, shall be indemnified to the maximum extent permitted by law against all costs and expenses, including judgments paid, settlement costs, and counsel fees, reasonably incurred in the defense of any claim in which such person is involved by virtue of his or her being or having been such a director, officer, or employee.

      The Bylaws are filed as Exhibit 1.A.(7) to this Registration Statement.

      Vermont law authorizes Vermont corporations to provide indemnification to directors, officers and other persons.

      National Life owns a directors and officers liability insurance policy covering liabilities that directors and officers of National Life and its subsidiaries and affiliates may incur in acting as directors and officers.

      Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or other controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  REPRESENTATION RELATING TO FEES AND CHARGES

      National Life Insurance Company ("the Company") hereby represents that the fees and charges deducted under the variable life insurance policies described in the prospectuses contained in this registration statement are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents.

      The facing sheet.
      The prospectus consisting of ____ pages.
      Undertaking to file reports.(9)
      Rule 484 undertaking.(9)
      Representation relating to fees and charges.(9)
      The signatures.
      Written consents of the following persons:

            (a) Michele S. Gatto, Esq.

            (b) Kiri Parankirinathan, A.S.A., M.A.A.A.
            (c) Sutherland, Asbill & Brennan,LLP.
            (d) PricewaterhouseCoopers LLP.

      The following exhibits, corresponding to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

      1.
        A.

         (1) Resolutions of the Board of Directors of National Life Insurance Company establishing the National Variable Life Insurance Account.(10)
         (2)     Not Applicable.
         (3)     (a)    Form of Distribution Agreement between National Life
                        Insurance Company and Equity Services, Inc.(4)
                 (b)(1) Form of Equity Services, Inc. Branch Office Supervisor
                        Contract(10)
                 (b)(2) Form of Equity Services, Inc. Registered Representative
                        Contract(10)
                 (c)    Schedule of Sales Commissions.(9)
         (4)     Not Applicable.
         (5)     (a)    Specimen Sentinel Estate Provider Policy Form (Sex
                        Distinct)(8)
                 (b)    Supplemental Term Insurance Rider(8)
                 (c)    Endorsement for Unisex Policies(8)
         (6)     (a)    Amended and Restated Charter of National Life
                        Insurance Company.(10)
                 (b)    Amended and Restated Bylaws of National Life
                        Insurance Company.(10)
         (7)     Not Applicable.
         (8)     (a)    Form of Participation Agreement by and among Market
                        Street Fund, Inc., National Life Insurance Company and
                        Equity Services, Inc.(3)
                 (a)(2) Form of Amendment No. 2 to Participation Agreement
                        among Market Street Fund, Inc., National Life Insurance
                        Company and 1717 Capital Management Company (formerly
                        PML Securities Company(5)
                 (a)(3) Form of Amendment No. 3 to Participation Agreement
                        among Market Street Fund, Inc., National Life Insurance
                        Company and 1717 Capital Management Company (formerly
                        PML Securities Company) (7)
                 (a)(4) Form of Amendment No. 4 to Participation Agreement
                        among Market Street Fund, Inc., National Life Insurance
                        Company, 1717 Capital Management Company (formerly
                        PML Securities Company) and LSW(9)

                 (b) Form of Participation Agreement by and among The Alger American Fund, National Life Insurance Company and Fred Alger and Company(3)
                 (b)(2) Form of Amended Schedule A to the Participation
                        Agreement by and among The Alger American Fund, National Life Insurance Company and Fred Alger and Company(6)
                 (b)(3) Form of Amendment No. 2 to the Participation Agreement
                        by and among The Alger American Fund, National Life Insurance Company and Fred Alger and Company(7)
                 (b)(4) Form of Amendment No. 3 to the Participation Agreement
                        by and among The Alger American Fund, National Life Insurance Company, Fred Alger and Company and LSW(9)
                 (c) Form of Shareholder Services Agreement by and among National Life Insurance Company and American Century Investment Management, Inc.(5)
                 (d) Form of Participation Agreement by and among National Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman Sachs & Co.(5)
                 (d)(1) Form of Amended Schedules to the Participation
                        Agreement by and among National Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman Sachs & Co.(5)
                 (d)(2) Form of Amended Schedules to the Participation
                        Agreement by and among National Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman Sachs & Co.(9)
                 (e) Form of Participation Agreement by and among National Life Insurance Company and J. P. Morgan Series Trust II(5)
                 (f) Form of Participation Agreement by and among National Life Insurance Company, Neuberger Berman Advisers Managers Trust, Advisers Managers Trust, and Neuberger Berman Management Incorporated(5)
                 (g) Form of Participation Agreement by and between BT Insurance Funds Trust, Bankers Trust Company and National Life Insurance Company.
         (9)     Not Applicable.
         (10)(a) Sentinel Benefit Provider Application Form.(8)
         (11) Memorandum describing issuance, transfer and redemption procedures.(9)
      2. Opinion and Consent of D. Russell Morgan, as to the legality of the securities being offered.
      3. Not Applicable.
      4. Not Applicable.
      5. Not Applicable.

      6. Opinion and Consent of Kiri Parankirinathan, A.S.A., M.A.A.A., as to actuarial matters pertaining to the securities being registered.
      7. (a)     Consent of PricewaterhouseCoopers LLP.
         (b)     Consent of Sutherland, Asbill & Brennan, LLP.
      8. Powers of Attorney for Directors.(8)
         A.      Robert E. Boardman
         B.      Earle H. Harbison
         C.      A. Gary Shilling


-----------------------------


(2)Incorporated herein by reference to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak) filed on May 5, 1995.

(3)Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak) filed December 29, 1995.

(4)Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No.33-91938) for National Variable Life Insurance Account (VariTrak) filed March 12, 1996, Accession Number 0000950133-96-000202

(5)Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider filed April 16, 1998), Accession Number 0000950133-98-001468

(6)Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (file No. 333-19583) for National Variable
   Annuity Account II (Sentinel Advantage) filed May 28, 1997.

(7)Incorporated herein by referenced to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-47363 ) for LSW Variable Annuity Account I (RetireMax) filed July 31, 1998.

(8)Incorporated herein by reference to the S-6 Registration Statement (File No. 333-67003) filed on November 9, 1999.

(9)Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-67003) for National Variable Life Insurance Account (COLI) filed February 8, 1999.

(10)Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement (File No. 333-67003) for National Variable Life Insurance Account (COLI) filed February 11, 1999.

                                   SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933, the Registrant, National Variable Life Insurance Account, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Montpelier and the State of Vermont, on the 1st day of May, 2000.


                                        NATIONAL VARIABLE LIFE
                                        INSURANCE ACCOUNT (Registrant)

                                        By: NATIONAL LIFE INSURANCE COMPANY




Attest: /s/ Lisa A. Pettrey             By: /s/ Patrick E. Welch
       -------------------------           ---------------------------
         Lisa A. Pettrey                     Patrick E. Welch
         Assistant Secretary                 Chairman of the Board and
                                             Chief Executive Officer

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, National Life Insurance Company certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal fixed and attested, in the City of Montpelier and the State of Vermont, on the 1st day of May, 2000.


                                          NATIONAL LIFE INSURANCE COMPANY
(SEAL)                                        (Depositor)


Attest: /s/ Lisa A. Pettrey               By: /s/ Patrick E. Welch
       -------------------------             ---------------------------
       Lisa A. Pettrey                       Patrick E. Welch
       Assistant Secretary                   Chairman of the Board and
                                             Chief Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.


Signature                                Title                                             Date
---------                                -----                                             ----


/s/ Patrick E. Welch                     Chairman of the Board and                        5/1/2000
---------------------                    and Chief Executive Officer,                     --------
Patrick E. Welch                         and Director



/s/ Thomas H. MacLeay                    President & Chief Operating                      5/1/2000
-----------------------                  Officer, and Director                            --------
Thomas H. MacLeay


/s/ William A. Smith                     Executive Vice President &                       5/1/2000
-----------------------                  Chief Financial Officer                          --------
William A. Smith


Robert E. Boardman*                      Director
------------------                                                                        --------
Robert E. Boardman

Earle H. Harbison, Jr.*                  Director
----------------------                                                                    ------------
Earle H. Harbison, Jr.


A. Gary Shilling*                        Director
-----------------                                                                         ------------
A. Gary Shilling




*By  /s/ Patrick E. Welch                               Date:  May 1, 2000
   -----------------------------
   Patrick E. Welch
   Pursuant to Power of Attorney

                                 Exhibit Index



2. Opinion and Consent of Michele S. Gatto, as to the legality of the securities being offered.

6. Opinion and Consent of Kiri Parankirinathan, A.S.A., M.A.A.A., as to actuarial matters pertaining to the securities being registered.

7.  (a)         Consent of PricewaterhouseCoopers LLP

    (b)         Consent of Sutherland, Asbill & Brennan, LLP